UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04391

                           OLD MUTUAL ADVISOR FUNDS II
               (Exact name of registrant as specified in charter)

             4643 South Ulster Street, Suite 600, Denver, Colorado 80237
                    (Address of principal executive offices)

                                David J. Bullock
           4643 South Ulster Street, Suite 600, Denver, Colorado 80237
                     (Name and address of agent for service)

                                   Copies to:
     William H. Rheiner, Esq.                      Andra C. Ozols, Esq.
Ballard Spahr Andrews & Ingersoll                Old Mutual Capital, Inc.
  1735 Market Street, 51st Floor          4643 South Ultster Street, Suite 600
   Philadelphia, PA 19103-7599                       Denver, CO 80237
          (215) 864-8600                              (720) 200-7725

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-724-4669

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS

Old Mutual Analytic U.S. Long/Short Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 114.9%
    AEROSPACE/DEFENSE -- 2.5%
      Boeing                               5,952  $       487
      Lockheed Martin                      1,405          101
                                                  ------------
    Total Aerospace/Defense                               588
                                                  ------------
    AGRICULTURAL OPERATIONS -- 2.6%
      Archer-Daniels-Midland              14,967          618
                                                  ------------
    Total Agricultural Operations                         618
                                                  ------------
    AIRLINES -- 1.8%
      AMR*                                17,002          432
                                                  ------------
    Total Airlines                                        432
                                                  ------------
    APPAREL MANUFACTURERS -- 0.7%
      VF                                   2,631          179
                                                  ------------
    Total Apparel Manufacturers                           179
                                                  ------------
    AUTO-CARS/LIGHT TRUCKS -- 2.1%
      Ford Motor                          24,511          170
      General Motors                      11,098          330
                                                  ------------
    Total Auto-Cars/Light Trucks                          500
                                                  ------------
    AUTO/TRUCK PARTS & EQUIPMENT - ORIGINAL -- 0.3%
      Johnson Controls                       632           52
      TRW Automotive Holdings*             1,187           32
                                                  ------------
    Total Auto/Truck Parts & Equipment - Original          84
                                                  ------------
    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS -- 0.2%
      USG*                                   605           44
                                                  ------------
    Total Building & Construction Products -
      Miscellaneous                                        44
                                                  ------------
    BUILDING-RESIDENTIAL/COMMERCIAL -- 1.4%
      NVR*                                   665          327
                                                  ------------
    Total Building - Residential/Commercial               327
                                                  ------------
    CABLE TV -- 6.5%
      Cablevision Systems, Cl A            2,549           55
      DIRECTV Group*                      50,057          826
      EchoStar
         Communications,     Cl A*        21,735          669
                                                  ------------
    Total Cable TV                                      1,550
                                                  ------------
    CELLULAR TELECOM -- 0.6%
      NII Holdings*                        1,197           68
      US Cellular*                         1,423           86
                                                  ------------
    Total Cellular Telecom                                154
                                                  ------------
    CHEMICALS-DIVERSIFIED -- 1.2%
      Celanese, Ser A                     14,615          298
                                                  ------------
    Total Chemicals-Diversified                           298
                                                  ------------
    CHEMICALS-SPECIALTY -- 0.3%
      Hercules*                            5,123           78
                                                  ------------
    Total Chemicals-Specialty                              78
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    COAL -- 0.7%
      Consol Energy                        3,682  $       172
                                                  ------------
    Total Coal                                            172
                                                  ------------
    COMMERCIAL BANKS - EASTERN US -- 0.0%
      North Fork Bancorporation              241            7
                                                  ------------
    Total Commercial Banks - Eastern US                     7
                                                  ------------
    COMMERCIAL SERVICES-FINANCE -- 0.1%
      Deluxe                               1,799           31
                                                  ------------
    Total Commercial Services-Finance                      31
                                                  ------------
    COMPUTER SERVICES -- 1.2%
      Electronic Data Systems             12,354          297
                                                  ------------
    Total Computer Services                               297
                                                  ------------
    COMPUTERS -- 7.8%
      Apple Computer*                         26            2
      Hewlett-Packard                     24,528          777
      International Business
      Machines                            14,195        1,090
                                                  ------------
    Total Computers                                     1,869
                                                  ------------
    CONSUMER PRODUCTS-MISCELLANEOUS -- 1.0%
      Fortune Brands                       3,348          238
                                                  ------------
    Total Consumer Products-Miscellaneous                 238
                                                  ------------
    CONTAINERS - METAL/GLASS -- 0.0%
      Crown Holdings*                        350            5
                                                  ------------
    Total Containers - Metal/Glass                          5
                                                  ------------
    DISTRIBUTION/WHOLESALE -- 1.5%
      Ingram Micro, Cl A*                 10,447          189
      Tech Data*                           4,714          181
                                                  ------------
    Total Distribution/Wholesale                          370
                                                  ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 2.0%
      General Electric                    14,625          482
                                                  ------------
    Total Diversified Manufacturing Operations            482
                                                  ------------
    E-COMMERCE/PRODUCTS -- 0.6%
      Amazon.com*                          3,695          143
                                                  ------------
    Total E-Commerce/Products                             143
                                                  ------------
    ELECTRIC - GENERATION -- 0.9%
      AES*                                11,647          215
                                                  ------------
    Total Electric - Generation                           215
                                                  ------------
    ELECTRIC-INTEGRATED -- 1.3%
      Centerpoint Energy                   2,352           30
      Edison International                 3,827          149
      Public Service Enterprise
      Group                                  162           11
      TXU                                  1,861          111
                                                  ------------
    Total Electric-Integrated                             301
                                                  ------------

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Analytic U.S. Long/Short Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    ELECTRONIC COMPONENTS - MISCELLANEOUS -- 0.1%
      Jabil Circuit                          773  $        20
                                                  ------------
    Total Electronic Components - Miscellaneous            20
                                                  ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.2%
      Advanced Micro Devices*                779           19
      Agere Systems*                      12,559          185
      Freescale Semiconductor, Cl
      B*                                   3,880          114
      Intel                               18,598          352
      Texas Instruments                   11,047          335
                                                  ------------
    Total Electronic Components-Semiconductors          1,005
                                                  ------------
    ELECTRONIC PARTS DISTRIBUTION -- 3.6%
      Arrow Electronics*                  16,077          518
      Avnet*                              17,689          354
                                                  ------------
    Total Electronic Parts Distribution                   872
                                                  ------------
    ENGINEERING/R&D SERVICES -- 0.9%
      Fluor                                  332           31
      Jacobs Engineering Group*            2,373          189
                                                  ------------
    Total Engineering/R&D Services                        220
                                                  ------------
    FINANCE - AUTO LOANS -- 0.7%
      AmeriCredit*                         6,260          175
                                                  ------------
    Total Finance - Auto Loans                            175
                                                  ------------
    FINANCE-INVESTMENT BANKER/BROKER -- 9.8%
      Citigroup                            7,257          350
      Goldman Sachs Group                  1,458          219
      JPMorgan Chase                      22,587          949
      Merrill Lynch                       10,633          739
      Morgan Stanley                       1,564           99
                                                  ------------
    Total Finance-Investment Banker/Broker              2,356
                                                  ------------
    FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
      Countrywide Financial                1,008           38
                                                  ------------
    Total Finance-Mortgage Loan/Banker                     38
                                                  ------------
    FOOD - DAIRY PRODUCTS -- 0.9%
      Dean Foods*                          5,663          211
                                                  ------------
    Total Food - Dairy Products                           211
                                                  ------------
    FOOD - MEAT PRODUCTS -- 0.2%
      Smithfield Foods*                    1,480           43
                                                  ------------
    Total Food - Meat Products                             43
                                                  ------------
    FOOD - RETAIL -- 2.4%
      Kroger                              13,674          299
      Safeway                             10,333          269
                                                  ------------
    Total Food - Retail                                   568
                                                  ------------
    HEALTH CARE COST CONTAINMENT -- 3.6%
      McKesson                            18,070          854
                                                  ------------
    Total Health Care Cost Containment                    854
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    HOTELS & MOTELS -- 1.5%
      Marriott International, Cl A         9,614  $       366
                                                  ------------
    Total Hotels & Motels                                 366
                                                  ------------
    HUMAN RESOURCES -- 0.2%
      Manpower                               628           41
                                                  ------------
    Total Human Resources                                  41
                                                  ------------
    INSURANCE BROKERS -- 0.5%
      AON                                  3,278          114
                                                  ------------
    Total Insurance Brokers                               114
                                                  ------------
    LIFE/HEALTH INSURANCE -- 0.3%
      Cigna                                  701           69
      Prudential Financial                    47            4
                                                  ------------
    Total Life/Health Insurance                            73
                                                  ------------
    MACHINERY-CONSTRUCTION & MINING -- 3.4%
      Caterpillar                          5,902          440
      Terex*                               3,742          369
                                                  ------------
    Total Machinery-Construction & Mining                 809
                                                  ------------
    MEDICAL INSTRUMENTS -- 0.1%
      Boston Scientific*                     657           11
                                                  ------------
    Total Medical Instruments                              11
                                                  ------------
    MEDICAL PRODUCTS -- 1.1%
      Henry Schein*                        5,762          269
                                                  ------------
    Total Medical Products                                269
                                                  ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 1.3%
      Amgen*                               4,725          308
                                                  ------------
    Total Medical - Biomedical/Genetic                    308
                                                  ------------
    MEDICAL-HMO -- 1.8%
      Aetna                                  451           18
      Health Net*                          5,222          236
      Humana*                              3,291          177
                                                  ------------
    Total Medical - HMO                                   431
                                                  ------------
    MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 5.3%
      AmerisourceBergen                    6,931          291
      Cardinal Health                     15,116          972
                                                  ------------
    Total Medical-Wholesale Drug Distributors           1,263
                                                  ------------
    METAL - ALUMINUM -- 0.1%
      Alcoa                                  725           23
                                                  ------------
    Total Metal - Aluminum                                 23
                                                  ------------
    METAL PROCESSORS & FABRICATORS -- 0.3%
      Timken                               2,302           77
                                                  ------------
    Total Metal Processors & Fabricators                   77
                                                  ------------
    MULTI-LINE INSURANCE -- 3.6%
      Loews                                1,192           42
      Metlife                             16,049          822
                                                  ------------
    Total Multi-Line Insurance                            864
                                                  ------------

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Analytic U.S. Long/Short Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    OIL COMPANIES-INTEGRATED -- 10.6%
      Chevron                              4,587  $       285
      ConocoPhillips                       3,143          206
      Exxon Mobil                         29,424        1,805
      Marathon Oil                         2,963          247
                                                  ------------
    Total Oil Companies-Integrated                      2,543
                                                  ------------
    OIL-FIELD SERVICES -- 0.1%
      Halliburton                            195           14
                                                  ------------
    Total Oil-Field Services                               14
                                                  ------------
    PHARMACY SERVICES -- 1.8%
      Express Scripts*                     3,810          273
      Medco Health Solutions*              2,800          161
                                                  ------------
    Total Pharmacy Services                               434
                                                  ------------
    POULTRY -- 0.3%
      Pilgrim's Pride                      2,697           70
                                                  ------------
    Total Poultry                                          70
                                                  ------------
    PROPERTY/CASUALTY INSURANCE -- 1.0%
      First American                       5,699          241
                                                  ------------
    Total Property/Casualty Insurance                     241
                                                  ------------
    REINSURANCE -- 0.1%
      Transatlantic Holdings                 549           31
                                                  ------------
    Total Reinsurance                                      31
                                                  ------------
    REITS - DIVERSIFIED -- 0.4%
      Crescent Real Estate Equity          4,695           87
                                                  ------------
    Total REITs - Diversified                              87
                                                  ------------
    REITS - HOTELS -- 1.7%
      Host Hotels & Resorts               18,626          407
                                                  ------------
    Total REITs - Hotels                                  407
                                                  ------------
    REITS - MORTGAGE -- 0.7%
      CapitalSource                        7,451          175
                                                  ------------
    Total -REITs - Mortgage                               175
                                                  ------------
    RETAIL - APPAREL/SHOE -- 0.1%
      Nordstrom                              749           28
                                                  ------------
    Total Retail - Apparel/Shoe                            28
                                                  ------------
    RETAIL-BUILDING PRODUCTS -- 2.6%
      Home Depot                          17,279          618
                                                  ------------
    Total Retail-Building Products                        618
                                                  ------------
    RETAIL-DISCOUNT -- 0.2%
      Target                                 380           19
      Wal-Mart                               561           27
                                                  ------------
    Total Retail-Discount                                  46
                                                  ------------
    RETAIL-MAJOR DEPARTMENT STORE -- 0.3%
      Sears Holdings*                        517           80
                                                  ------------
    Total Retail-Major Department Store                    80
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    RETAIL-REGIONAL DEPARTMENT STORE -- 0.0%
      Federated Department Stores            228  $         8
                                                  ------------
    Total Retail-Regional Department Store                  8
                                                  ------------
    RUBBER - TIRES -- 0.1%
      Goodyear Tire & Rubber*              2,224           25
                                                  ------------
    Total Rubber - Tires                                   25
                                                  ------------
    S&L/THRIFTS-WESTERN US -- 0.1%
      Golden West Financial                  231           17
                                                  ------------
    Total S&L/Thrifts-Western US                           17
                                                  ------------
    STEEL - PRODUCERS -- 0.7%
      United States Steel                  2,369          166
                                                  ------------
    Total Steel - Producers                               166
                                                  ------------
    STEEL - SPECIALTY -- 1.3%
      Allegheny Technologies               4,481          310
                                                  ------------
    Total Steel - Specialty                               310
                                                  ------------
    SUPER-REGIONAL BANKS-US -- 4.7%
      Bank of America                      2,170          104
      US Bancorp                             948           29
      Wachovia                             3,157          171
      Wells Fargo                         12,157          816
                                                  ------------
    Total Super-Regional Banks-US                       1,120
                                                  ------------
    TELECOM SERVICES -- 0.2%
      Embarq*                                968           40
                                                  ------------
    Total Telecom Services                                 40
                                                  ------------
    TELEPHONE-INTEGRATED -- 2.4%
      BellSouth                            3,006          109
      Qwest Communications
         International*                    8,758           71
      Sprint Nextel                       19,361          387
      Telephone & Data Systems               469           19
                                                  ------------
    Total Telephone-Integrated                            586
                                                  ------------
    TOYS -- 0.2%
      Hasbro                               3,038           55
                                                  ------------
    Total Toys                                             55
                                                  ------------
    TRANSPORT - SERVICES -- 0.8%
      FedEx                                1,618          189
                                                  ------------
    Total Transport - Services                            189
                                                  ------------
    TRANSPORT-RAIL -- 0.4%
      CSX                                  1,208           85
                                                  ------------
    Total Transport-Rail                                   85
                                                  ------------
    WIRELESS EQUIPMENT -- 0.7%
      Motorola                             8,316          168
                                                  ------------
    Total Wireless Equipment                              168
                                                  ------------
Total Common Stock (Cost $25,935)                      27,536
                                                  ------------

--------------------------------------------------------------------------------
3                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Analytic U.S. Long/Short Fund
June 30, 2006 (Unaudited)

                                           FACE          MARKET
 DESCRIPTION                        AMOUNT(000)/SHARE  VALUE (000)
-----------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.6%
    U.S. Treasury Bill(A)(B)
          4.567%, 07/27/06        $          150  $       150
                                                  ------------
Total U.S. Treasury Obligation (Cost $150)                150
                                                  ------------

WARRANTS -- 0.0%
    Lucent Technologies,
         Expires 12/10/07*                 8,891            2
                                                  ------------
Total Warrants (Cost $ --)                                  2
                                                  ------------

Total Investments -- 115.5% (Cost $26,085) +           27,688
                                                  ------------

 SECURITIES SOLD SHORT -- (18.8)%
    ADVERTISING SERVICES -- (0.7)%
      RH Donnelley                        (3,117)        (169)
                                                  ------------
    Total Advertising Services                           (169)
                                                  ------------
    APPLICATIONS SOFTWARE -- (0.0)%
      Red Hat*                              (212)          (5)
                                                  ------------
    Total Applications Software                            (5)
                                                  ------------
    BROADCAST SERVICES/PROGRAMMING -- (1.2)%
      CKX*                                  (920)         (12)
      Discovery Holding, Cl A*           (11,141)        (164)
      Liberty Media Capital, Cl A*        (1,211)        (101)
                                                  ------------
    Total Broadcast Services/Programming                 (277)
                                                  ------------
    CHEMICALS-SPECIALTY -- (0.1)%
      Cabot                                 (609)         (21)
                                                  ------------
    Total Chemicals-Specialty                             (21)
                                                  ------------
    COMMERCIAL SERVICES-FINANCE -- (0.6)%
      Paychex                             (3,405)        (133)
                                                  ------------
    Total Commercial Services-Finance                    (133)
                                                  ------------
    COMMUNICATIONS SOFTWARE -- (0.3)%
      Avid Technology*                    (2,058)         (69)
                                                  ------------
    Total Communications Software                         (69)
                                                  ------------
    ELECTRONIC COMPONENTS - MISCELLANEOUS -- (2.7)%
      Gentex                             (46,704)        (653)
                                                  ------------
    Total Electronic Components - Miscellaneous          (653)
                                                  ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- (2.7)%
      Cree*                               (9,230)        (219)
      PMC-Sierra*                        (45,429)        (427)
                                                  ------------
    Total Electronic Components-Semiconductors           (646)
                                                  ------------
    ENTERTAINMENT SOFTWARE -- (0.6)%
      Take-two Interactive*              (13,909)        (148)
                                                  ------------
    Total Entertainment Software                         (148)
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    FOOD-CONFECTIONERY -- (0.1)%
      Wm. Wrigley Jr                        (398) $       (18)
      Wm. Wrigley Jr, Cl B                  (100)          (5)
                                                  ------------
    Total Food - Confectionery                            (23)
                                                  ------------
    MEDICAL-DRUGS -- (2.0)%
      OSI Pharmaceuticals*               (14,733)        (486)
                                                  ------------
    Total Medical-Drugs                                  (486)
                                                  ------------
    MEDICAL-HOSPITALS -- (0.3)%
      Lifepoint Hospitals*                (2,055)         (66)
                                                  ------------
    Total Medical - Hospitals                             (66)
                                                  ------------
    MOTION PICTURES & SERVICES -- (0.5)%
      Dreamworks
            Animation SKG, Cl A*          (4,848)        (111)
                                                  ------------
    Total Motion Pictures & Services                     (111)
                                                  ------------
    NETWORKING PRODUCTS -- (0.1)%
      Juniper Networks*                   (1,611)         (26)
                                                  ------------
    Total Networking Products                             (26)
                                                  ------------
    PUBLISHING-NEWSPAPERS -- (0.7)%
      Lee Enterprises                     (6,562)        (177)
                                                  ------------
    Total Publishing-Newspapers                          (177)
                                                  ------------
    RACETRACKS -- (0.1)%
      International Speedway, Cl A          (747)         (35)
                                                  ------------
    Total Racetracks                                      (35)
                                                  ------------
    RADIO -- (1.9)%
      Westwood One                        (5,284)         (40)
      XM Satellite Radio, Cl A*          (29,110)        (426)
                                                  ------------
    Total Radio                                          (466)
                                                  ------------
    REITS - SINGLE TENANTS -- (0.2)%
      Realty Income                       (2,139)         (47)
                                                  ------------
    Total REITs - Single Tenants                          (47)
                                                  ------------
    RESEARCH & DEVELOPMENT -- (0.7)%
      Pharmaceutical Product
         Development                      (4,559)        (160)
                                                  ------------
    Total Research & Development                         (160)
                                                  ------------
    S&L/THRIFTS - EASTERN US -- (2.2)%
      Hudson City Bancorp                (24,998)        (332)
      New York Community Bancorp         (11,442)        (189)
                                                  ------------
    Total S&L/Thrifts - Eastern US                       (521)
                                                  ------------

--------------------------------------------------------------------------------
4                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Analytic U.S. Long/Short Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- (0.4)%
      Linear Technology                   (2,917) $       (98)
                                                  ------------
    Total Semiconductor Components-Integrated
    Circuits                                              (98)
                                                  ------------
    TELEVISION -- (0.0)%
      Hearst-Argyle Television              (183)          (4)
                                                  ------------
    Total Television                                       (4)
                                                  ------------
    TRANSPORT - MARINE -- (0.7)%
      Overseas Shipholding Group          (2,976)        (176)
                                                  ------------
    Total Transport - Marine                             (176)
                                                  ------------
Total Securities Sold Short (Proceeds $(4,798))        (4,517)
                                                  ------------

Other Assets and Liabilities, Net -- 3.3%                 802
                                                  ------------

Net Assets -- 100.0%                              $    23,973
                                                  ============

--------------------------------------------------------------

* Non-income producing security.
(A) -- Security has been pledged as collateral for open futures contracts.
(B) -- The rate shown represents the security's effective yield at time of purchase.
Cl -- Class
HMO -- Health Maintenance Organization
REITs -- Real Estate Investment Trusts
R&D -- Research and Development
S&L -- Savings and Loan
Ser -- Series
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments, excluding securities sold short, was $26,085,579, and the unrealized appreciation and depreciation were $2,449,670 and $(847,185), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

FUTURES CONTRACTS -- The Fund utilizes futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Fund deposits securities for the initial margin with the custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility a change in the value of the contract may not correlate with changes in the value of the underlying instruments. Second, it is possible that the lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.

The Fund had the following futures contracts open as of June 30, 2006:

                                                                   Unrealized
                                                                  Appreciation
Contract                                Number of    Expiration  (Depreciation)
Description                             Contracts      Date          (000)
-------------------------------------------------- ----------- ----------------
S&P 500 Composite E-Mini Index -- Short    (24)     Sept-2006        $(21)
S&P 500 Composite Index -- Long             10      Sept-2006          44
                                                                     ----
                                                                     $ 23
                                                                     ====

--------------------------------------------------------------------------------
5                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Barrow Hanley Value Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 98.4%
    AEROSPACE/DEFENSE -- 2.7%
      Northrop Grumman                    96,500  $     6,182
                                                  ------------
    Total Aerospace/Defense                             6,182
                                                  ------------
    BEVERAGES-WINE/SPIRITS -- 3.2%
      Diageo ADR                         107,500        7,262
                                                  ------------
    Total Beverages-Wine/Spirits                        7,262
                                                  ------------
    CHEMICALS-DIVERSIFIED -- 2.0%
      Lyondell Chemical                  204,200        4,627
                                                  ------------
    Total Chemicals-Diversified                         4,627
                                                  ------------
    COMPUTERS -- 2.0%
      Hewlett-Packard                    147,000        4,657
                                                  ------------
    Total Computers                                     4,657
                                                  ------------
    CRUISE LINES -- 1.9%
      Carnival                           106,200        4,433
                                                  ------------
    Total Cruise Lines                                  4,433
                                                  ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 8.8%
      3M                                  85,000        6,865
      General Electric                   196,000        6,460
      Illinois Tool Works                142,100        6,750
                                                  ------------
    Total Diversified Manufacturing Operations         20,075
                                                  ------------
    ELECTRIC-INTEGRATED -- 7.4%
      Dominion Resources                  32,700        2,446
      Duke Energy                        260,700        7,657
      Entergy                             98,100        6,940
                                                  ------------
    Total Electric-Integrated                          17,043
                                                  ------------
    FINANCE-CREDIT CARD -- 6.3%
      American Express                   124,800        6,642
      Capital One Financial               90,800        7,759
                                                  ------------
    Total Finance-Credit Card                          14,401
                                                  ------------
    FINANCE-INVESTMENT BANKER/BROKER -- 5.9%
      Citigroup                          138,900        6,701
      Merrill Lynch                       99,000        6,886
                                                  ------------
    Total Finance-Investment Banker/Broker             13,587
                                                  ------------
    FINANCE-MORTGAGE LOAN/BANKER -- 3.3%
      Freddie Mac                        132,000        7,525
                                                  ------------
    Total Finance-Mortgage Loan/Banker                  7,525
                                                  ------------
    FOOD-MISCELLANEOUS/DIVERSIFIED -- 1.0%
      ConAgra Foods                      106,200        2,348
                                                  ------------
    Total Food-Miscellaneous/Diversified                2,348
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    MEDICAL-DRUGS -- 10.5%
      Bristol-Myers Squibb               316,900  $     8,195
      Pfizer                             388,600        9,120
      Wyeth                              155,100        6,888
                                                  ------------
    Total Medical-Drugs                                24,203
                                                  ------------
    MEDICAL-HMO -- 3.3%
      WellPoint*                         105,200        7,655
                                                  ------------
    Total Medical-HMO                                   7,655
                                                  ------------
    MULTI-LINE INSURANCE -- 6.4%
      Allstate                           163,400        8,943
      American International Group        98,100        5,793
                                                  ------------
    Total Multi-Line Insurance                         14,736
                                                  ------------
    OIL COMPANIES-INTEGRATED -- 6.2%
      BP ADR                              59,900        4,170
      Occidental Petroleum                97,800       10,029
                                                  ------------
    Total Oil Companies-Integrated                     14,199
                                                  ------------
    PIPELINES -- 3.9%
      El Paso                            594,000        8,910
                                                  ------------
    Total Pipelines                                     8,910
                                                  ------------
    POWER CONVERSION/SUPPLY EQUIPMENT -- 0.9%
      American Power Conversion          106,200        2,070
                                                  ------------
    Total Power Conversion/Supply Equipment             2,070
                                                  ------------
    SUPER-REGIONAL BANKS-US -- 3.2%
      Bank of America                    151,100        7,268
                                                  ------------
    Total Super-Regional Banks-US                       7,268
                                                  ------------
    TELEPHONE-INTEGRATED -- 4.1%
      Verizon Communications             279,600        9,364
                                                  ------------
    Total Telephone-Integrated                          9,364
                                                  ------------
    TOBACCO -- 9.5%
      Altria Group                       197,400       14,495
      Imperial Tobacco ADR               118,100        7,291
                                                  ------------
    Total Tobacco                                      21,786
                                                  ------------
    TOOLS-HAND HELD -- 1.9%
      Stanley Works                       93,900        4,434
                                                  ------------
    Total Tools-Hand Held                               4,434
                                                  ------------
    WIRELESS EQUIPMENT -- 4.0%
      Nokia ADR                          448,800        9,093
                                                  ------------
    Total Wireless Equipment                            9,093
                                                  ------------
Total Common Stock (Cost $200,520)                    225,858
                                                  ------------

Total Investments -- 98.4% (Cost $200,520) +          225,858
                                                  ------------

Other Assets and Liabilities, Net -- 1.6%                3,696
                                                  ------------

Net Assets -- 100.0%                              $   229,554
                                                  ============

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Barrow Hanley Value Fund
June 30, 2006 (Unaudited)

--------------------------------------------------------------------------------

* Non-income producing security.
ADR -- American Depositary Receipt
HMO -- Health Maintenance Organization
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $200,520,097, and the unrealized appreciation and depreciation were $29,818,388 and $(4,480,368), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Columbus Circle Technology and Communications Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 98.7%
    ADVERTISING SALES -- 1.4%
      Lamar Advertising, Cl A*            49,100  $     2,644
                                                  ------------
    Total Advertising Sales                             2,644
                                                  ------------
    APPLICATIONS SOFTWARE -- 5.3%
      Citrix Systems*                    154,100        6,185
      Microsoft                          171,700        4,001
                                                  ------------
    Total Applications Software                        10,186
                                                  ------------
    CASINO SERVICES -- 1.9%
      International Game
      Technology                          95,700        3,631
                                                  ------------
    Total Casino Services                               3,631
                                                  ------------
    CELLULAR TELECOMMUNICATIONS -- 2.1%
      NII Holdings*                       71,100        4,009
                                                  ------------
    Total Cellular Telecommunications                   4,009
                                                  ------------
    COMMERCIAL SERVICES -- 1.3%
      Alliance Data Systems*              41,402        2,435
                                                  ------------
    Total Commercial Services                           2,435
                                                  ------------
    COMPUTER GRAPHICS -- 1.0%
      Trident Microsystems*              104,519        1,984
                                                  ------------
    Total Computer Graphics                             1,984
                                                  ------------
    COMPUTERS -- 6.0%
      Apple Computer*                     89,300        5,101
      Hewlett-Packard                    199,200        6,310
                                                  ------------
    Total Computers                                    11,411
                                                  ------------
    COMPUTERS-MEMORY DEVICES -- 2.8%
      Network Appliance*                  72,600        2,563
      SanDisk*                            55,900        2,850
                                                  ------------
    Total Computers-Memory Devices                      5,413
                                                  ------------
    DATA PROCESSING/MANAGEMENT -- 1.1%
      Mastercard, Cl A*                   44,200        2,122
                                                  ------------
    Total Data Processing/Management                    2,122
                                                  ------------
    E-MARKETING/INFORMATION -- 1.1%
      aQuantive*                          81,400        2,062
                                                  ------------
    Total E-Marketing/Information                       2,062
                                                  ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 8.7%
      Broadcom, Cl A*                    198,646        5,969
      Microchip Technology                65,400        2,194
      Micron Technology*                 183,000        2,756
      Microsemi*                         112,732        2,749
      Sirf Technology Holdings*           92,710        2,987
                                                  ------------
    Total Electronic Components-Semiconductors         16,655
                                                  ------------
    ELECTRONIC FORMS -- 2.7%
      Adobe Systems*                     169,806        5,155
                                                  ------------
    Total Electronic Forms                              5,155
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    ELECTRONIC MEASURING INSTRUMENTS -- 1.5%
      Garmin                              26,900  $     2,836
                                                  ------------
    Total Electronic Measuring Instruments              2,836
                                                  ------------
    ENTERPRISE SOFTWARE/SERVICES -- 7.6%
      BEA Systems*                       365,500        4,784
      Informatica*                       214,900        2,828
      Oracle*                            273,800        3,967
      SAP ADR                             55,000        2,889
                                                  ------------
    Total Enterprise Software/Services                 14,468
                                                  ------------
    INDUSTRIAL AUTOMATION/ROBOT -- 2.1%
      Rockwell Automation                 55,400        3,989
                                                  ------------
    Total Industrial Automation/Robot                   3,989
                                                  ------------
    INSTRUMENTS-CONTROLS -- 1.4%
      Thermo Electron*                    71,100        2,577
                                                  ------------
    Total Instruments-Controls                          2,577
                                                  ------------
    INTERNET INFRASTRUCTURE SOFTWARE -- 4.0%
      Akamai Technologies*               122,700        4,440
      Opsware*                           386,600        3,186
                                                  ------------
    Total Internet Infrastructure Software              7,626
                                                  ------------
    INTERNET SECURITY -- 3.1%
      Checkfree*                          82,900        4,109
      RSA Security*                       70,217        1,909
                                                  ------------
    Total Internet Security                             6,018
                                                  ------------
    MEDICAL PRODUCTS -- 1.5%
      Haemonetics*                        62,300        2,898
                                                  ------------
    Total Medical Products                              2,898
                                                  ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 1.9%
      Celgene*                            76,507        3,629
                                                  ------------
    Total Medical-Biomedical/Genetic                    3,629
                                                  ------------
    MEDICAL-DRUGS -- 1.5%
      Shire ADR                           64,800        2,866
                                                  ------------
    Total Medical-Drugs                                 2,866
                                                  ------------
    NETWORKING PRODUCTS -- 3.2%
      Cisco Systems*                     317,900        6,209
                                                  ------------
    Total Networking Products                           6,209
                                                  ------------
    PRINTING-COMMERCIAL -- 1.0%
      VistaPrint*                         70,217        1,878
                                                  ------------
    Total Printing-Commercial                           1,878
                                                  ------------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 2.4%
      Marvell Technology Group*          105,500        4,677
                                                  ------------
    Total Semiconductor Components-Integrated
    Circuits                                            4,677
                                                  ------------

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Columbus Circle Technology and Communications Fund
June 30, 2006 (Unaudited)

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
    SEMICONDUCTOR EQUIPMENT -- 4.2%
      Applied Materials                  317,900  $     5,175
      ASML Holdings*                     140,300        2,837
                                                  ------------
    Total Semiconductor Equipment                       8,012
                                                  ------------
    TELECOMMUNICATIONS EQUIPMENT -- 4.0%
      Comverse Technology*                92,700        1,833
      Harris                             141,300        5,865
                                                  ------------
    Total Telecommunications Equipment                  7,698
                                                  ------------
    TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 1.4%
      Corning*                           114,300        2,765
                                                  ------------
    Total Telecommunications Equipment-Fiber
    Optics                                              2,765
                                                  ------------
    TELECOMMUNICATIONS SERVICES -- 2.4%
      NeuStar, Cl A*                     138,200        4,664
                                                  ------------
    Total Telecommunications Services                   4,664
                                                  ------------
    TRANSACTIONAL SOFTWARE -- 1.1%
      VeriFone Holdings*                  70,900        2,161
                                                  ------------
    Total Transactional Software                        2,161
                                                  ------------
    WEB PORTALS/ISP -- 7.2%
      Google, Cl A*                       23,600        9,896
      Yahoo!*                            119,700        3,950
                                                  ------------
    Total Web Portals/ISP                              13,846
                                                  ------------
    WIRELESS EQUIPMENT -- 9.5%
      American Tower, Cl A*              112,800        3,510
      Motorola                            93,800        1,890
      Nokia ADR                          309,100        6,262
      Qualcomm                           164,900        6,608
                                                  ------------
    Total Wireless Equipment                           18,270
                                                  ------------
    X-RAY EQUIPMENT -- 2.3%
      Hologic*                            88,500        4,368
                                                  ------------
    Total X-Ray Equipment                               4,368
                                                  ------------
Total Common Stock (Cost $156,340)                    189,162
                                                  ------------

REPURCHASE AGREEMENT -- 1.1%
  Morgan Stanley
     5.050%, dated 06/30/06, to
    be repurchased on 07/03/06,
    repurchase price $2,141,860
    (collateralized by a U.S.
    Government obligation, par
    value $2,280,000, 5.000%,
    12/21/15, total market value
    $2,189,507)(A)                      $  2,141        2,141
                                                  ------------
Total Repurchase Agreement (Cost $2,141)                2,141
                                                  ------------

Total Investments -- 99.8% (Cost $158,481) +          191,303
                                                  ------------

Other Assets and Liabilities, Net -- 0.2%                 458
                                                  ------------

Net Assets -- 100.0%                              $   191,761
                                                  ============

--------------------------------------------------------------------------------

* Non-income producing security.
(A) Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
ISP -- Internet Service Provider
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $158,766,429, and the unrealized appreciation and depreciation were $37,336,665 and $(4,799,615), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Emerging Growth Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 96.6%
    AEROSPACE/DEFENSE-EQUIPMENT -- 2.2%
      BE Aerospace*                      155,389  $     3,552
                                                  ------------
    Total Aerospace/Defense-Equipment                   3,552
                                                  ------------
    APPLICATIONS SOFTWARE -- 2.4%
      American Reprographics*             63,050        2,286
      Nuance Communications*             161,650        1,626
                                                  ------------
    Total Applications Software                         3,912
                                                  ------------
    CASINO HOTELS -- 1.5%
      Station Casinos                     35,950        2,448
                                                  ------------
    Total Casino Hotels                                 2,448
                                                  ------------
    COMMERCIAL BANKS-EASTERN US -- 2.2%
      Signature Bank*                    108,100        3,500
                                                  ------------
    Total Commercial Banks-Eastern US                   3,500
                                                  ------------
    COMMERCIAL BANKS-WESTERN US -- 1.0%
      Community Bancorp*                  50,007        1,554
                                                  ------------
    Total Commercial Banks-Western US                   1,554
                                                  ------------
    COMMERCIAL SERVICES -- 3.7%
      CoStar*                             44,100        2,638
      PeopleSupport*                      63,050          849
      Providence Service*                 94,350        2,569
                                                  ------------
    Total Commercial Services                           6,056
                                                  ------------
    COMPUTERS -- 1.8%
      Rackable Systems*                   72,725        2,872
                                                  ------------
    Total Computers                                     2,872
                                                  ------------
    CONSULTING SERVICES -- 4.6%
      Advisory Board*                     30,644        1,474
      Corporate Executive Board           14,672        1,470
      Huron Consulting Group*             70,934        2,489
      LECG*                              108,889        2,011
                                                  ------------
    Total Consulting Services                           7,444
                                                  ------------
    DIAGNOSTIC KITS -- 0.5%
      Quidel*                             89,100          846
                                                  ------------
    Total Diagnostic Kits                                 846
                                                  ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 3.2%
      ESCO Technologies*                  98,345        5,257
                                                  ------------
    Total Diversified Manufacturing Operations          5,257
                                                  ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.1%
      Diodes*                             32,700        1,355
      Microsemi*                          82,500        2,011
                                                  ------------
    Total Electronic Components-Semiconductors          3,366
                                                  ------------
    ELECTRONIC MEASURING INSTRUMENTS -- 2.4%
      Itron*                              65,900        3,905
                                                  ------------
    Total Electronic Measuring Instruments              3,905
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    FINANCE-INVESTMENT BANKER/BROKER -- 1.0%
      Greenhill                           26,450  $     1,607
                                                  ------------
    Total Finance-Investment Banker/Broker              1,607
                                                  ------------
    FINANCE-OTHER SERVICES -- 3.2%
      GFI Group*                          56,450        3,045
      International Securities
         Exchange                         58,801        2,239
                                                  ------------
    Total Finance-Other Services                        5,284
                                                  ------------
    GAMBLING (NON-HOTEL) -- 2.2%
      Pinnacle Entertainment*            118,500        3,632
                                                  ------------
    Total Gambling (Non-Hotel)                          3,632
                                                  ------------
    HUMAN RESOURCES -- 1.6%
      Kenexa*                             39,750        1,266
      Labor Ready*                        59,750        1,353
                                                  ------------
    Total Human Resources                               2,619
                                                  ------------
    IMPORT/EXPORT -- 0.5%
      Castle Brands*                     111,050          861
                                                  ------------
    Total Import/Export                                   861
                                                  ------------
    INTERNET APPLICATION SOFTWARE -- 0.6%
      Vocus*                              71,209        1,015
                                                  ------------
    Total Internet Application Software                 1,015
                                                  ------------
    INTERNET CONNECTIVE SERVICES -- 0.8%
      Cogent Communications*             140,800        1,319
                                                  ------------
    Total Internet Connective Services                  1,319
                                                  ------------
    INTIMATE APPAREL -- 0.5%
      Tefron*                             77,752          894
                                                  ------------
    Total Intimate Apparel                                894
                                                  ------------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 2.7%
      Affiliated Managers Group*          50,100        4,353
                                                  ------------
    Total Investment Management/Advisory Services       4,353
                                                  ------------
    MACHINERY-CONSTRUCTION & MINING -- 1.2%
      Bucyrus International, Cl A         37,900        1,914
                                                  ------------
    Total Machinery-Construction & Mining               1,914
                                                  ------------
    MEDICAL INFORMATION SYSTEMS -- 0.7%
      Phase Forward*                      93,400        1,076
                                                  ------------
    Total Medical Information Systems                   1,076
                                                  ------------
    MEDICAL INSTRUMENTS -- 1.6%
      Conceptus*                         195,800        2,671
                                                  ------------
    Total Medical Instruments                           2,671
                                                  ------------
    MEDICAL LABS & TESTING SERVICES -- 1.8%
      Covance*                            48,850        2,991
                                                  ------------
    Total Medical Labs & Testing Services               2,991
                                                  ------------

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Emerging Growth Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    MEDICAL LASER SYSTEMS -- 3.0%
      LCA-Vision                          92,450  $     4,892
                                                  ------------
    Total Medical Laser Systems                         4,892
                                                  ------------
    MEDICAL PRODUCTS -- 0.9%
      American Medical Systems
         Holdings*                        83,450        1,389
                                                  ------------
    Total Medical Products                              1,389
                                                  ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 1.0%
      Keryx Biopharmaceuticals*          115,650        1,642
                                                  ------------
    Total Medical-Biomedical/Genetic                    1,642
                                                  ------------
    MEDICAL-DRUGS -- 4.7%
      Adams Respiratory
         Therapeutics*                    92,925        4,146
      New River Pharmaceuticals*          72,050        2,053
      Santarus*                          226,100        1,504
                                                  ------------
    Total Medical-Drugs                                 7,703
                                                  ------------
    MEDICAL-HMO -- 2.3%
      Centene*                            64,450        1,517
      Sierra Health Services*             48,350        2,177
                                                  ------------
    Total Medical-HMO                                   3,694
                                                  ------------
    MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.6%
      Radiation Therapy Services*         94,325        2,538
                                                  ------------
    Total Medical-Outpatient/Home Medical               2,538
                                                  ------------
    METAL PROCESSORS & FABRICATORS -- 1.6%
      Ladish*                             71,600        2,683
                                                  ------------
    Total Metal Processors & Fabricators                2,683
                                                  ------------
    OIL & GAS DRILLING -- 2.1%
      Pioneer Drilling*                  223,071        3,444
                                                  ------------
    Total Oil & Gas Drilling                            3,444
                                                  ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.6%
      ATP Oil & Gas*                       8,281          347
      Berry Petroleum, Cl A               11,852          393
      Cabot Oil & Gas                     30,800        1,509
      Parallel Petroleum*                 13,517          334
                                                  ------------
    Total Oil Companies-Exploration & Production        2,583
                                                  ------------
    OIL FIELD MACHINERY & EQUIPMENT -- 1.1%
      Dresser-Rand*                       77,250        1,814
                                                  ------------
    Total Oil Field Machinery & Equipment               1,814
                                                  ------------
    OIL-FIELD SERVICES -- 3.8%
      Hercules Offshore*                  64,450        2,256
      Trico Marine Services*              73,600        2,502
      W-H Energy Services*                27,500        1,398
                                                  ------------
    Total Oil-Field Services                            6,156
                                                  ------------
    PHYSICAL PRACTICE MANAGEMENT -- 1.5%
      Healthways*                         45,500        2,395
                                                  ------------
    Total Physical Practice Management                  2,395
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    PHYSICAL THERAPY/REHABILITATION CENTERS -- 1.9%
      Psychiatric Solutions*             110,440  $     3,165
                                                  ------------
    Total Physical Therapy/Rehabilitation Centers       3,165
                                                  ------------
    REAL ESTATE MANAGEMENT/SERVICES -- 0.9%
      Trammell Crow*                      42,200        1,484
                                                  ------------
    Total Real Estate Management/Services               1,484
                                                  ------------
    RECREATIONAL CENTERS -- 1.5%
      Life Time Fitness*                  54,050        2,501
                                                  ------------
    Total Recreational Centers                          2,501
                                                  ------------
    RETAIL-APPAREL/SHOE -- 1.6%
      Aeropostale*                        44,100        1,274
      Charlotte Russe Holding*            55,100        1,319
                                                  ------------
    Total Retail-Apparel/Shoe                           2,593
                                                  ------------
    RETAIL-DISCOUNT -- 0.8%
      Citi Trends*                        30,800        1,315
                                                  ------------
    Total Retail-Discount                               1,315
                                                  ------------
    RETAIL-RESTAURANTS -- 0.9%
      Texas Roadhouse, Cl A*             110,941        1,500
                                                  ------------
    Total Retail-Restaurants                            1,500
                                                  ------------
    RETAIL-SPORTING GOODS -- 0.7%
      Hibbett Sporting Goods*             45,765        1,094
                                                  ------------
    Total Retail-Sporting Goods                         1,094
                                                  ------------
    SCHOOLS -- 3.9%
      ITT Educational Services*           51,650        3,399
      Laureate Education*                 46,900        2,000
      Strayer Education                    9,000          874
                                                  ------------
    Total Schools                                       6,273
                                                  ------------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 2.2%
      Anadigics*                         384,450        2,583
      Hittite Microwave*                  25,325          916
                                                  ------------
    Total Semiconductor Components-Integrated
    Circuits                                            3,499
                                                  ------------
    SEMICONDUCTOR EQUIPMENT -- 1.1%
      Varian Semiconductor
         Equipment Associates*            56,900        1,856
                                                  ------------
    Total Semiconductor Equipment                       1,856
                                                  ------------
    TELECOMMUNICATIONS EQUIPMENT -- 2.0%
      CommScope*                         101,450        3,188
                                                  ------------
    Total Telecommunications Equipment                  3,188
                                                  ------------
    TELECOMMUNICATIONS SERVICES -- 0.9%
      Cbeyond*                            70,150        1,530
                                                  ------------
    Total Telecommunications Services                   1,530
                                                  ------------
    THERAPEUTICS -- 0.6%
      Theravance*                         42,200          966
                                                  ------------
    Total Therapeutics                                    966
                                                  ------------

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Emerging Growth Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    TRANSACTIONAL SOFTWARE -- 1.8%
      VeriFone Holdings*                  96,591  $     2,944
                                                  ------------
    Total Transactional Software                        2,944
                                                  ------------
    TRANSPORT-TRUCK -- 0.8%
      Knight Transportation               65,400        1,321
                                                  ------------
    Total Transport-Truck                               1,321
                                                  ------------
    WEB HOSTING/DESIGN -- 2.8%
      Equinix*                            49,800        2,732
      NIC*                               110,390          798
      Website Pros*                       99,452        1,023
                                                  ------------
    Total Web Hosting/Design                            4,553
                                                  ------------
    WIRE & CABLE PRODUCTS -- 1.0%
      Superior Essex*                     52,125        1,560
                                                  ------------
    Total Wire & Cable Products                         1,560
                                                  ------------
Total Common Stock (Cost $145,076)                    157,223
                                                  ------------

Total Investments -- 96.6% (Cost $145,076) +          157,223
                                                  ------------

Other Assets and Liabilities, Net -- 3.4%                5,490
                                                  ------------

Net Assets -- 100.0%                               $   162,713
                                                  ============

--------------------------------------------------------------------------------

* Non-income producing security.
Cl -- Class
HMO -- Health Mantenance Oganization
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $145,267,075, and the unrealized appreciation and depreciation were $16,354,878 and $(4,398,408), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
3                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Focused Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 97.6%
    APPLICATIONS SOFTWARE -- 13.3%
      Microsoft                           94,100  $     2,193
                                                  ------------
    Total Applications Software                         2,193
                                                  ------------
    CABLE TV -- 3.0%
      Comcast, Cl A*                      14,900          488
                                                  ------------
    Total Cable TV                                        488
                                                  ------------
    CHEMICALS-DIVERSIFIED -- 1.6%
      E.I. du Pont de Nemours              6,300          262
                                                  ------------
    Total Chemicals-Diversified                           262
                                                  ------------
    DATA PROCESSING/MANAGEMENT -- 8.7%
      Automatic Data Processing           17,500          794
      Mastercard, Cl A*                   13,200          633
                                                  ------------
    Total Data Processing/Management                    1,427
                                                  ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 11.1%
      Dover                               11,960          591
      General Electric                    37,600        1,240
                                                  ------------
    Total Diversified Manufacturing Operations          1,831
                                                  ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.6%
      Intel                               13,800          262
                                                  ------------
    Total Electronic Components-Semiconductors            262
                                                  ------------
    FINANCE-INVESTMENT BANKER/BROKER -- 5.3%
      Morgan Stanley                      13,800          872
                                                  ------------
    Total Finance-Investment Banker/Broker                872
                                                  ------------
    FOOD-WHOLESALE/DISTRIBUTION -- 4.7%
      Sysco                               25,300          773
                                                  ------------
    Total Food-Wholesale/Distribution                     773
                                                  ------------
    INSURANCE BROKERS -- 3.5%
      Marsh & McLennan                    21,600          581
                                                  ------------
    Total Insurance Brokers                               581
                                                  ------------
    INTERNET SECURITY -- 3.8%
      Symantec*                           39,881          620
                                                  ------------
    Total Internet Security                               620
                                                  ------------
    MEDICAL INSTRUMENTS -- 3.3%
      Medtronic                           11,400          535
                                                  ------------
    Total Medical Instruments                             535
                                                  ------------
    MULTI-LINE INSURANCE -- 3.7%
      Hartford Financial Services
         Group                             3,200          271
      XL Capital, Cl A                     5,600          343
                                                  ------------
    Total Multi-Line Insurance                            614
                                                  ------------
    NETWORKING PRODUCTS -- 1.7%
      Cisco Systems*                      14,000          273
                                                  ------------
    Total Networking Products                             273
                                                  ------------

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
    NON-HAZARDOUS WASTE DISPOSAL -- 2.2%
      Waste Management                     9,900  $       355
                                                  ------------
    Total Non-Hazardous Waste Disposal                    355
                                                  ------------
    OIL & GAS DRILLING -- 3.4%
      Nabors Industries*                  16,300          551
                                                  ------------
    Total Oil & Gas Drilling                              551
                                                  ------------
    PIPELINES -- 4.2%
      El Paso                             45,600          684
                                                  ------------
    Total Pipelines                                       684
                                                  ------------
    PROPERTY/CASUALTY INSURANCE -- 4.4%
      St. Paul Travelers                  16,200          722
                                                  ------------
    Total Property/Casualty Insurance                     722
                                                  ------------
    REINSURANCE -- 3.3%
      Berkshire Hathaway, Cl A*                6          550
                                                  ------------
    Total Reinsurance                                     550
                                                  ------------
    RETAIL-DRUG STORE -- 4.7%
      CVS                                 25,400          780
                                                  ------------
    Total Retail-Drug Store                               780
                                                  ------------
    SEMICONDUCTOR EQUIPMENT -- 4.6%
      Applied Materials                   46,500          757
                                                  ------------
    Total Semiconductor Equipment                         757
                                                  ------------
    TRANSPORT-SERVICES -- 2.6%
      United Parcel Service, Cl B          5,100          420
                                                  ------------
    Total Transport-Services                              420
                                                  ------------
    WIRELESS EQUIPMENT -- 2.9%
      Nokia ADR                           23,300          472
                                                  ------------
    Total Wireless Equipment                              472
                                                  ------------
Total Common Stock (Cost $14,894)                      16,022
                                                  ------------

REPURCHASE AGREEMENT -- 2.4%
  Morgan Stanley
     5.050%, dated 06/30/06, to
    be repurchased on 07/03/06,
    repurchase price $402,243
    (collateralized by a U.S.
    Government obligation, par
    value $1,275,678, 6.125%,
    11/15/27, total market value
    $410,118)(A)                         $   402          402
                                                  ------------
Total Repurchase Agreement (Cost $402)                    402
                                                  ------------

Total Investments -- 100.0% (Cost $15,296) +           16,424
                                                  ------------

Other Assets and Liabilities, Net -- (0.0)%                (3)
                                                  ------------

Net Assets -- 100.0%                              $    16,421
                                                  ============

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Focused Fund
June 30, 2006 (Unaudited)

--------------------------------------------------------------------------------

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $15,312,000, and the unrealized appreciation and depreciation were $1,581,979 and $(470,431), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 98.8%
    ADVANCED MATERIALS/PRODUCTS -- 0.2%
      Ceradyne*                           29,200  $     1,445
                                                  ------------
    Total Advanced Materials/Products                   1,445
                                                  ------------
    ADVERTISING SALES -- 0.3%
      Lamar Advertising, Cl A*            32,900        1,772
                                                  ------------
    Total Advertising Sales                             1,772
                                                  ------------
    AIRLINES -- 0.3%
      US Airways Group*                   31,150        1,574
                                                  ------------
    Total Airlines                                      1,574
                                                  ------------
    APPAREL MANUFACTURERS -- 1.2%
      Coach*                             180,363        5,393
      Gymboree*                           49,830        1,732
                                                  ------------
    Total Apparel Manufacturers                         7,125
                                                  ------------
    APPLICATIONS SOFTWARE -- 1.6%
      Citrix Systems*                     98,670        3,961
      Nuance Communications*             213,470        2,147
      Red Hat*                           130,760        3,060
                                                  ------------
    Total Applications Software                         9,168
                                                  ------------
    AUTO-MEDIUM & HEAVY DUTY TRUCKS -- 1.0%
      Oshkosh Truck                      128,860        6,123
                                                  ------------
    Total Auto-Medium & Heavy Duty Trucks               6,123
                                                  ------------
    BEVERAGES-NON-ALCOHOLIC -- 0.8%
      Hansen Natural*                     24,050        4,578
                                                  ------------
    Total Beverages-Non-Alcoholic                       4,578
                                                  ------------
    BEVERAGES-WINE/SPIRITS -- 0.7%
      Constellation Brands, Cl A*        159,200        3,980
                                                  ------------
    Total Beverages-Wine/Spirits                        3,980
                                                  ------------
    BUILDING PRODUCTS-CEMENT/AGGREGATE -- 1.1%
      Florida Rock Industries             93,175        4,628
      Martin Marietta Materials           20,840        1,900
                                                  ------------
    Total Building Products-Cement/Aggregate            6,528
                                                  ------------
    BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.6%
      Thor Industries                     75,550        3,660
                                                  ------------
    Total Building-Mobile Home/Manufactured
    Housing                                             3,660
                                                  ------------
    BUILDING-RESIDENTIAL/COMMERCIAL -- 1.0%
      KB Home                             57,725        2,646
      Pulte Homes                        104,925        3,021
                                                  ------------
    Total Building-Residential/Commercial               5,667
                                                  ------------
    CASINO HOTELS -- 1.1%
      Station Casinos                     53,050        3,612
      Wynn Resorts*                       42,530        3,117
                                                  ------------
    Total Casino Hotels                                 6,729
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    CASINO SERVICES -- 1.7%
      International Game
      Technology                         166,700  $     6,325
      Scientific Games, Cl A*             97,120        3,459
                                                  ------------
    Total Casino Services                               9,784
                                                  ------------
    CELLULAR TELECOMMUNICATIONS -- 1.7%
      Leap Wireless International*        33,687        1,599
      NII Holdings*                      150,875        8,506
                                                  ------------
    Total Cellular Telecommunications                  10,105
                                                  ------------
    CHEMICALS-SPECIALTY -- 0.3%
      Ecolab                              38,870        1,577
                                                  ------------
    Total Chemicals-Specialty                           1,577
                                                  ------------
    COAL -- 0.4%
      Arch Coal                           57,370        2,431
                                                  ------------
    Total Coal                                          2,431
                                                  ------------
    COMMERCIAL BANKS NON-US -- 0.5%
      HDFC Bank ADR                       54,125        2,953
                                                  ------------
    Total Commercial Banks Non-US                       2,953
                                                  ------------
    COMMERCIAL BANKS-SOUTHERN US -- 1.2%
      Colonial BancGroup                 102,900        2,643
      Compass Bancshares                  65,250        3,628
      Whitney Holding                     28,820        1,019
                                                  ------------
    Total Commercial Banks-Southern US                  7,290
                                                  ------------
    COMMERCIAL BANKS-WESTERN US -- 0.4%
      East West Bancorp                   57,640        2,185
                                                  ------------
    Total Commercial Banks-Western US                   2,185
                                                  ------------
    COMMERCIAL SERVICES-FINANCE -- 1.3%
      Euronet Worldwide*                  82,500        3,166
      Wright Express*                    158,850        4,565
                                                  ------------
    Total Commercial Services-Finance                   7,731
                                                  ------------
    COMPUTER SERVICES -- 1.5%
      Cognizant Technology
         Solutions, Cl A*                 82,101        5,531
      SRA International, Cl A*           118,825        3,164
                                                  ------------
    Total Computer Services                             8,695
                                                  ------------
    COMPUTER SOFTWARE -- 0.7%
      Blackbaud                          187,450        4,255
                                                  ------------
    Total Computer Software                             4,255
                                                  ------------
    COMPUTERS -- 0.4%
      Rackable Systems*                   52,290        2,065
                                                  ------------
    Total Computers                                     2,065
                                                  ------------
    COMPUTERS-MEMORY DEVICES -- 0.8%
      Network Appliance*                  56,600        1,998
      SanDisk*                            47,320        2,412
                                                  ------------
    Total Computers-Memory Devices                      4,410
                                                  ------------

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    COMPUTERS-PERIPHERAL EQUIPMENT -- 0.5%
      Logitech International ADR*         76,425  $     2,964
                                                  ------------
    Total Computers-Peripheral Equipment                2,964
                                                  ------------
    CONSUMER PRODUCTS-MISCELLANEOUS -- 0.5%
      Jarden*                             99,575        3,032
                                                  ------------
    Total Consumer Products-Miscellaneous               3,032
                                                  ------------
    COSMETICS & TOILETRIES -- 0.4%
      Avon Products                       69,840        2,165
                                                  ------------
    Total Cosmetics & Toiletries                        2,165
                                                  ------------
    DATA PROCESSING/MANAGEMENT -- 0.9%
      Fidelity National
         Information Services             30,470        1,079
      Global Payments                     36,850        1,789
      NAVTEQ*                             55,100        2,462
                                                  ------------
    Total Data Processing/Management                    5,330
                                                  ------------
    DIAGNOSTIC EQUIPMENT -- 0.4%
      Cytyc*                             100,850        2,558
                                                  ------------
    Total Diagnostic Equipment                          2,558
                                                  ------------
    DIAGNOSTIC KITS -- 0.3%
      Dade Behring Holdings               48,350        2,013
                                                  ------------
    Total Diagnostic Kits                               2,013
                                                  ------------
    DIALYSIS CENTERS -- 0.6%
      DaVita*                             69,820        3,470
                                                  ------------
    Total Dialysis Centers                              3,470
                                                  ------------
    DISTRIBUTION/WHOLESALE -- 0.5%
      WESCO International*                46,140        3,184
                                                  ------------
    Total Distribution/Wholesale                        3,184
                                                  ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 1.5%
      Harsco                              26,730        2,084
      Roper Industries                    71,290        3,333
      Textron                             16,300        1,502
      Trinity Industries                  39,670        1,603
                                                  ------------
    Total Diversified Manufacturing Operations          8,522
                                                  ------------
    E-COMMERCE/PRODUCTS -- 0.7%
      Nutri/System*                       68,610        4,263
                                                  ------------
    Total E-Commerce/Products                           4,263
                                                  ------------
    E-COMMERCE/SERVICES -- 0.3%
      Ctrip.com International ADR         37,160        1,897
                                                  ------------
    Total E-Commerce/Services                           1,897
                                                  ------------
    E-MARKETING/INFORMATION -- 1.1%
      aQuantive*                         261,400        6,621
                                                  ------------
    Total E-Marketing/Information                       6,621
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.7%
      Ametek                              91,210  $     4,322
                                                  ------------
    Total Electric Products-Miscellaneous               4,322
                                                  ------------
    ELECTRIC-INTEGRATED -- 0.9%
      Entergy                             31,775        2,248
      Northeast Utilities                136,175        2,815
                                                  ------------
    Total Electric-Integrated                           5,063
                                                  ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.9%
      Microchip Technology                93,225        3,128
      Micron Technology*                 171,540        2,583
      PMC - Sierra*                      189,110        1,778
      Silicon Laboratories*               57,288        2,014
      Sirf Technology Holdings*           47,060        1,516
                                                  ------------
    Total Electronic Components-Semiconductors         11,019
                                                  ------------
    ELECTRONICS-MILITARY -- 1.1%
      L-3 Communications Holdings         86,275        6,507
                                                  ------------
    Total Electronics-Military                          6,507
                                                  ------------
    ENGINEERING/R&D SERVICES -- 2.4%
      EMCOR Group*                       122,225        5,948
      McDermott International*           175,012        7,958
                                                  ------------
    Total Engineering/R&D Services                     13,906
                                                  ------------
    ENTERPRISE SOFTWARE/SERVICES -- 0.4%
      BEA Systems*                       211,370        2,767
                                                  ------------
    Total Enterprise Software/Services                  2,767
                                                  ------------
    FIDUCIARY BANKS -- 0.3%
      Northern Trust                      30,500        1,687
                                                  ------------
    Total Fiduciary Banks                               1,687
                                                  ------------
    FINANCE-INVESTMENT BANKER/BROKER -- 0.8%
      Investment Technology Group*        33,100        1,683
      TD Ameritrade Holding              193,565        2,867
                                                  ------------
    Total Finance-Investment Banker/Broker              4,550
                                                  ------------
    FINANCE-OTHER SERVICES -- 1.5%
      Chicago Mercantile Exchange
         Holdings                         14,235        6,991
      Nasdaq Stock Market*                54,980        1,644
                                                  ------------
    Total Finance-Other Services                        8,635
                                                  ------------
    FINANCIAL GUARANTEE INSURANCE -- 0.8%
      PMI Group                          103,200        4,601
                                                  ------------
    Total Financial Guarantee Insurance                 4,601
                                                  ------------
    FOOD-BAKING -- 0.8%
      Flowers Foods                      157,900        4,522
                                                  ------------
    Total Food-Baking                                   4,522
                                                  ------------
    FOOD-RETAIL -- 0.8%
      Whole Foods Market                  73,280        4,737
                                                  ------------
    Total Food-Retail                                   4,737
                                                  ------------

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    GARDEN PRODUCTS -- 0.5%
      Toro                                59,900  $     2,797
                                                  ------------
    Total Garden Products                               2,797
                                                  ------------
    GAS-DISTRIBUTION -- 0.6%
      New Jersey Resources                77,225        3,613
                                                  ------------
    Total Gas-Distribution                              3,613
                                                  ------------
    HAZARDOUS WASTE DISPOSAL -- 1.0%
      Stericycle*                         87,675        5,708
                                                  ------------
    Total Hazardous Waste Disposal                      5,708
                                                  ------------
    HOTELS & MOTELS -- 0.8%
      Starwood Hotels & Resorts
         Worldwide                        81,640        4,926
                                                  ------------
    Total Hotels & Motels                               4,926
                                                  ------------
    HUMAN RESOURCES -- 1.0%
      Manpower                            56,570        3,655
      Monster Worldwide*                  56,100        2,393
                                                  ------------
    Total Human Resources                               6,048
                                                  ------------
    IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.4%
      Cogent*                            158,925        2,395
                                                  ------------
    Total Identification Systems/Development            2,395
                                                  ------------
    INDUSTRIAL GASES -- 1.2%
      Airgas                             103,250        3,846
      Praxair                             54,625        2,950
                                                  ------------
    Total Industrial Gases                              6,796
                                                  ------------
    INSTRUMENTS-CONTROLS -- 0.5%
      Thermo Electron*                    77,640        2,814
                                                  ------------
    Total Instruments-Controls                          2,814
                                                  ------------
    INTERNET CONNECTIVE SERVICES -- 0.1%
      Redback Networks*                   18,770          344
                                                  ------------
    Total Internet Connective Services                    344
                                                  ------------
    INTERNET INFRASTRUCTURE SOFTWARE -- 1.4%
      Akamai Technologies*               175,950        6,368
      F5 Networks*                        30,750        1,644
                                                  ------------
    Total Internet Infrastructure Software              8,012
                                                  ------------
    INTERNET SECURITY -- 0.5%
      Checkfree*                          59,090        2,929
                                                  ------------
    Total Internet Security                             2,929
                                                  ------------
    INTERNET TELEPHONY -- 1.2%
      j2 Global Communications*          220,825        6,894
                                                  ------------
    Total Internet Telephony                            6,894
                                                  ------------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 2.7%
      Affiliated Managers Group*          91,895        7,985
      BlackRock, Cl A                     22,450        3,124
      T Rowe Price Group                 131,080        4,956
                                                  ------------
    Total Investment Management/Advisory Services      16,065
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    LASERS-SYSTEMS/COMPONENTS -- 0.4%
      Cymer*                              56,230  $     2,612
                                                  ------------
    Total Lasers-Systems/Components                     2,612
                                                  ------------
    LIFE/HEALTH INSURANCE -- 1.6%
      AmerUs Group                        75,875        4,443
      Stancorp Financial Group            91,300        4,648
                                                  ------------
    Total Life/Health Insurance                         9,091
                                                  ------------
    MACHINERY-CONSTRUCTION & MINING -- 0.6%
      Bucyrus International, Cl A         31,710        1,601
      Joy Global                          39,670        2,067
                                                  ------------
    Total Machinery-Construction & Mining               3,668
                                                  ------------
    MACHINERY-GENERAL INDUSTRY -- 0.3%
      Gardner Denver*                     48,640        1,873
                                                  ------------
    Total Machinery-General Industry                    1,873
                                                  ------------
    MACHINERY-PUMPS -- 0.6%
      Graco                               76,650        3,524
                                                  ------------
    Total Machinery-Pumps                               3,524
                                                  ------------
    MEDICAL INSTRUMENTS -- 0.6%
      Intuitive Surgical*                 22,650        2,672
      Techne*                             13,675          696
                                                  ------------
    Total Medical Instruments                           3,368
                                                  ------------
    MEDICAL LABS & TESTING SERVICES -- 2.0%
      Covance*                            38,150        2,336
      Laboratory Corp of America
         Holdings*                        56,150        3,494
      Quest Diagnostics                  103,250        6,187
                                                  ------------
    Total Medical Labs & Testing Services              12,017
                                                  ------------
    MEDICAL PRODUCTS -- 0.4%
      Varian Medical Systems*             48,320        2,288
                                                  ------------
    Total Medical Products                              2,288
                                                  ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 1.2%
      Celgene*                           100,120        4,749
      Nektar Therapeutics*                41,450          760
      Vertex Pharmaceuticals*             43,300        1,589
                                                  ------------
    Total Medical-Biomedical/Genetic                    7,098
                                                  ------------
    MEDICAL-DRUGS -- 1.5%
      Allergan                            38,240        4,102
      Forest Laboratories*                52,090        2,015
      Shire ADR                           65,070        2,878
                                                  ------------
    Total Medical-Drugs                                 8,995
                                                  ------------
    MEDICAL-HMO -- 0.7%
      Coventry Health Care*               71,620        3,935
                                                  ------------
    Total Medical-HMO                                   3,935
                                                  ------------
    METAL PROCESSORS & FABRICATORS -- 0.9%
      Precision Castparts                 92,100        5,504
                                                  ------------
    Total Metal Processors & Fabricators                5,504
                                                  ------------

--------------------------------------------------------------------------------
3                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    METAL-COPPER -- 1.0%
      Phelps Dodge                        68,775  $     5,651
                                                  ------------
    Total Metal-Copper                                  5,651
                                                  ------------
    MULTI-LINE INSURANCE -- 0.4%
      HCC Insurance Holdings              80,680        2,375
                                                  ------------
    Total Multi-Line Insurance                          2,375
                                                  ------------
    NETWORKING PRODUCTS -- 0.3%
      Atheros Communications*             89,113        1,690
                                                  ------------
    Total Networking Products                           1,690
                                                  ------------
    NON-HAZARDOUS WASTE DISPOSAL -- 0.3%
      Republic Services                   48,520        1,957
                                                  ------------
    Total Non-Hazardous Waste Disposal                  1,957
                                                  ------------
    OIL & GAS DRILLING -- 2.3%
      Diamond Offshore Drilling           29,350        2,463
      Helmerich & Payne                   70,650        4,257
      Noble                               34,000        2,530
      Precision Drilling Trust           119,050        3,953
                                                  ------------
    Total Oil & Gas Drilling                           13,203
                                                  ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.2%
      Chesapeake Energy                  127,950        3,870
      CNX Gas*                            52,030        1,561
      Denbury Resources*                  57,430        1,819
      Range Resources                    118,630        3,226
      Southwestern Energy*                39,760        1,239
      Ultra Petroleum*                    41,490        2,459
      XTO Energy                         108,375        4,798
                                                  ------------
    Total Oil Companies-Exploration & Production       18,972
                                                  ------------
    OIL FIELD MACHINERY & EQUIPMENT -- 2.4%
      Cameron International*              60,960        2,912
      Grant Prideco*                      58,030        2,597
      National Oilwell Varco*            130,830        8,284
                                                  ------------
    Total Oil Field Machinery & Equipment              13,793
                                                  ------------
    OIL REFINING & MARKETING -- 0.3%
      Frontier Oil                        63,180        2,047
                                                  ------------
    Total Oil Refining & Marketing                      2,047
                                                  ------------
    OIL-FIELD SERVICES -- 1.1%
      Oil States International*           73,400        2,516
      Superior Energy Services*           45,200        1,532
      Weatherford International*          53,800        2,670
                                                  ------------
    Total Oil-Field Services                            6,718
                                                  ------------
    PHARMACY SERVICES -- 0.6%
      Express Scripts*                    46,760        3,355
                                                  ------------
    Total Pharmacy Services                             3,355
                                                  ------------
    PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.2%
      Psychiatric Solutions*              47,800        1,370
                                                  ------------
    Total Physical Therapy/Rehabilitation Centers       1,370
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    PIPELINES -- 0.8%
      Equitable Resources                147,400  $     4,938
                                                  ------------
    Total Pipelines                                     4,938
                                                  ------------
    PRINTING-COMMERCIAL -- 0.3%
      VistaPrint*                         71,080        1,901
                                                  ------------
    Total Printing-Commercial                           1,901
                                                  ------------
    PROPERTY/CASUALTY INSURANCE -- 0.5%
      ProAssurance*                       65,300        3,146
                                                  ------------
    Total Property/Casualty Insurance                   3,146
                                                  ------------
    RACETRACKS -- 1.2%
      Penn National Gaming*              188,250        7,300
                                                  ------------
    Total Racetracks                                    7,300
                                                  ------------
    REAL ESTATE MANAGEMENT/SERVICES -- 0.6%
      CB Richard Ellis Group, Cl
      A*                                 134,150        3,340
                                                  ------------
    Total Real Estate Management/Services               3,340
                                                  ------------
    REITS-DIVERSIFIED -- 0.8%
      Global Signal                       98,025        4,541
                                                  ------------
    Total REITs-Diversified                             4,541
                                                  ------------
    REITS-HOTELS -- 0.4%
      Host Hotels & Resorts              108,230        2,367
                                                  ------------
    Total REITs-Hotels                                  2,367
                                                  ------------
    REITS-MORTGAGE -- 0.7%
      American Home Mortgage
         Investment                      107,175        3,950
                                                  ------------
    Total REITs-Mortgage                                3,950
                                                  ------------
    RESPIRATORY PRODUCTS -- 1.4%
      Resmed*                            173,075        8,126
                                                  ------------
    Total Respiratory Products                          8,126
                                                  ------------
    RETAIL-APPAREL/SHOE -- 1.5%
      AnnTaylor Stores*                   26,880        1,166
      JOS A Bank Clothiers*              105,400        2,525
      Nordstrom                           94,720        3,457
      Under Armour, Cl A*                 42,510        1,812
                                                  ------------
    Total Retail-Apparel/Shoe                           8,960
                                                  ------------
    RETAIL-AUTOMOBILE -- 0.4%
      United Auto Group                  112,475        2,401
                                                  ------------
    Total Retail-Automobile                             2,401
                                                  ------------
    RETAIL-CATALOG SHOPPING -- 0.4%
      Coldwater Creek*                    76,880        2,057
                                                  ------------
    Total Retail-Catalog Shopping                       2,057
                                                  ------------
    RETAIL-COMPUTER EQUIPMENT -- 0.8%
      GameStop, Cl A*                    113,100        4,750
                                                  ------------
    Total Retail-Computer Equipment                     4,750
                                                  ------------

--------------------------------------------------------------------------------
4                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    RETAIL-CONSUMER ELECTRONICS -- 0.5%
      Circuit City Stores                106,300  $     2,893
                                                  ------------
    Total Retail-Consumer Electronics                   2,893
                                                  ------------
    RETAIL-GARDENING PRODUCTS -- 0.7%
      Tractor Supply*                     69,775        3,856
                                                  ------------
    Total Retail-Gardening Products                     3,856
                                                  ------------
    RETAIL-JEWELRY -- 0.5%
      Tiffany                             84,200        2,780
                                                  ------------
    Total Retail-Jewelry                                2,780
                                                  ------------
    RETAIL-RESTAURANTS -- 0.8%
      Burger King Holdings Inc*           77,580        1,222
      Panera Bread, Cl A*                 19,610        1,319
      Yum! Brands                         40,490        2,035
                                                  ------------
    Total Retail-Restaurants                            4,576
                                                  ------------
    RETAIL-SPORTING GOODS -- 0.7%
      Dick's Sporting Goods*             103,225        4,088
                                                  ------------
    Total Retail-Sporting Goods                         4,088
                                                  ------------
    SEMICONDUCTOR EQUIPMENT -- 2.0%
      ASML Holdings*                      87,030        1,760
      FormFactor*                         92,975        4,149
      Varian Semiconductor
         Equipment Associates*            86,980        2,836
      Veeco Instruments*                 124,275        2,963
                                                  ------------
    Total Semiconductor Equipment                      11,708
                                                  ------------
    STEEL-SPECIALTY -- 0.3%
      Allegheny Technologies              27,120        1,878
                                                  ------------
    Total Steel-Specialty                               1,878
                                                  ------------
    STORAGE/WAREHOUSING -- 0.6%
      Mobile Mini*                       110,750        3,241
                                                  ------------
    Total Storage/Warehousing                           3,241
                                                  ------------
    TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 1.0%
      Ciena*                             395,310        1,901
      Finisar*                           435,810        1,425
      JDS Uniphase*                    1,022,750        2,588
                                                  ------------
    Total Telecommunications Equipment-Fiber
    Optics                                              5,914
                                                  ------------
    THERAPEUTICS -- 0.7%
      Gilead Sciences*                    73,100        4,325
                                                  ------------
    Total Therapeutics                                  4,325
                                                  ------------
    TRANSPORT-MARINE -- 0.8%
      American Commercial Lines*          79,550        4,793
                                                  ------------
    Total Transport-Marine                              4,793
                                                  ------------
    TRANSPORT-RAIL -- 0.3%
      CSX                                 20,820        1,467
                                                  ------------
    Total Transport-Rail                                1,467
                                                  ------------

                                    SHARES/FACE      MARKET
 DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
    TRANSPORT-SERVICES -- 0.6%
      C.H. Robinson Worldwide             65,310  $     3,481
                                                  ------------
    Total Transport-Services                            3,481
                                                  ------------
    TRANSPORT-TRUCK -- 1.1%
      Landstar System                     39,780        1,879
      Old Dominion Freight Line*         117,700        4,424
                                                  ------------
    Total Transport-Truck                               6,303
                                                  ------------
    VETERINARY DIAGNOSTICS -- 0.9%
      VCA Antech*                        172,200        5,498
                                                  ------------
    Total Veterinary Diagnostics                        5,498
                                                  ------------
    WIRE & CABLE PRODUCTS -- 0.4%
      General Cable*                      64,130        2,245
                                                  ------------
    Total Wire & Cable Products                         2,245
                                                  ------------
    WIRELESS EQUIPMENT -- 0.6%
      Crown Castle International*        101,420        3,503
                                                  ------------
    Total Wireless Equipment                            3,503
                                                  ------------
    X-RAY EQUIPMENT -- 0.8%
      Hologic*                            93,825        4,631
                                                  ------------
    Total X-Ray Equipment                               4,631
                                                  ------------
Total Common Stock (Cost $521,191)                    579,567
                                                  ------------

REPURCHASE AGREEMENT -- 1.3%
  UBS Warburg, LLC
     5.150%, dated 06/30/06, to
    be repurchased on 07/03/06,
    repurchase price $7,582,711
    (collateralized by a U.S.
    government obligation, par
    value $8,245,000, 4.375%,
    07/17/15, total market value
    $7,733,675)(A)                     $   7,579        7,579
                                                  ------------
Total Repurchase Agreement (Cost $7,579)                7,579
                                                  ------------

Total Investments -- 100.1% (Cost $528,770) +         587,146
                                                  ------------

Other Assets and Liabilities, Net -- (0.1)%              (425)
                                                  ------------

Net Assets -- 100.0%                               $  586,721
                                                  ============

--------------------------------------------------------------------------------
5                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund
June 30, 2006 (Unaudited)

--------------------------------------------------------------------------------

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
HMO -- Health Maintenance Organization
LLC -- Limited Liability Company
R&D -- Research & Development
REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $528,770,328 and the unrealized appreciation and depreciation were $79,018,179 and $(20,642,617), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
6                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Heitman REIT Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 98.6%
    HOTELS & MOTELS -- 2.2%
      Starwood Hotels & Resorts
         Worldwide                        69,800  $     4,212
                                                  ------------
    Total Hotels & Motels                               4,212
                                                  ------------
    REAL ESTATE OPERATION/DEVELOPMENT -- 4.4%
      Brookfield Properties              260,050        8,366
                                                  ------------
    Total Real Estate Operation/Development             8,366
                                                  ------------
    REITS-APARTMENTS -- 22.5%
      Archstone-Smith Trust              189,700        9,650
      AvalonBay Communities               79,000        8,739
      Camden Property Trust               83,100        6,112
      Equity Residential                 217,500        9,729
      GMH Communities Trust              242,300        3,193
      United Dominion Realty Trust       198,100        5,549
                                                  ------------
    Total REITs-Apartments                             42,972
                                                  ------------
    REITS - DIVERSIFIED -- 10.0%
      Digital Realty Trust               127,700        3,153
      Liberty Property Trust             103,200        4,562
      Spirit Finance                      89,200        1,004
      Vornado Realty Trust               106,900       10,428
                                                  ------------
    Total REITs - Diversified                          19,147
                                                  ------------
    REITS-HOTELS -- 8.7%
      Hersha Hospitality Trust            77,900          724
      Highland Hospitality               124,300        1,750
      Host Hotels & Resorts              317,430        6,942
      LaSalle Hotel Properties            94,700        4,385
      Sunstone Hotel Investors            99,100        2,880
                                                  ------------
    Total REITs-Hotels                                 16,681
                                                  ------------
    REITS-OFFICE PROPERTY -- 14.2%
      Alexandria Real Estate
      Equities                            50,500        4,478
      American Financial Realty
      Trust                               14,000          135
      BioMed Realty Trust                200,600        6,006
      Boston Properties                   76,400        6,907
      Columbia Equity Trust              119,400        1,834
      Corporate Office Properties
         Trust                            67,700        2,849
      Mack-Cali Realty                   104,100        4,780
      Republic Property Trust             19,200          190
                                                  ------------
    Total REITs-Office Property                        27,179
                                                  ------------
    REITS-REGIONAL MALLS -- 14.3%
      General Growth Properties          150,000        6,759
      Simon Property Group               210,800       17,483
      Taubman Centers                     73,700        3,014
                                                  ------------
    Total REITs-Regional Malls                         27,256
                                                  ------------
    REITS - SHOPPING CENTERS -- 11.3%
      Acadia Realty Trust                126,100        2,982
      Kimco Realty                       191,000        6,970
      Pan Pacific Retail
      Properties                          56,450        3,916
      Regency Centers                     81,300        5,053
      Tanger Factory Outlet
      Centers                             79,500        2,573
                                                  ------------
    Total REITs - Shopping Centers                     21,494
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    REITS - STORAGE -- 4.9%
      Public Storage                      85,900  $     6,520
      U-Store-It Trust                   153,900        2,902
                                                  ------------
    Total REITs - Storage                               9,422
                                                  ------------
    REITS - WAREHOUSE/INDUSTRIAL -- 6.1%
      EastGroup Properties                59,400        2,773
      Prologis                           170,280        8,875
                                                  ------------
    Total REITs - Warehouse/Industrial                 11,648
                                                  ------------

Total Common Stock (Cost $134,353)                    188,377
                                                  ------------

Total Investments -- 98.6% (Cost $134,353) +          188,377
                                                  ------------

Other Assets and Liabilities, Net -- 1.4%               2,743
                                                  ------------

Net Assets -- 100.0%                               $  191,120
                                                  ============

-----------------------------------------------------------------

REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $134,395,332, and the unrealized appreciation and depreciation were $54,566,609 and $(584,596), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 98.0%
    APPLICATIONS SOFTWARE -- 7.7%
      Microsoft                          249,900  $     5,823
                                                  ------------
    Total Applications Software                         5,823
                                                  ------------
    CABLE TV -- 3.0%
      Comcast, Cl A*                      69,100        2,265
                                                  ------------
    Total Cable TV                                      2,265
                                                  ------------
    CHEMICALS-DIVERSIFIED -- 3.2%
      EI Du Pont de Nemours               58,900        2,450
                                                  ------------
    Total Chemicals-Diversified                         2,450
                                                  ------------
    DATA PROCESSING/MANAGEMENT -- 3.9%
      Mastercard, Cl A*                   61,000        2,928
                                                  ------------
    Total Data Processing/Management                    2,928
                                                  ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 5.5%
      General Electric                   126,700        4,176
                                                  ------------
    Total Diversified Manufacturing Operations          4,176
                                                  ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.6%
      Intel                               64,600        1,224
                                                  ------------
    Total Electronic Components-Semiconductors          1,224
                                                  ------------
    FINANCE-INVESTMENT BANKER/BROKER -- 5.4%
      Morgan Stanley                      64,100        4,052
                                                  ------------
    Total Finance-Investment Banker/Broker              4,052
                                                  ------------
    FOOD-WHOLESALE/DISTRIBUTION -- 4.7%
      Sysco                              117,100        3,579
                                                  ------------
    Total Food-Wholesale/Distribution                   3,579
                                                  ------------
    INSURANCE BROKERS -- 3.9%
      Marsh & McLennan                   109,000        2,931
                                                  ------------
    Total Insurance Brokers                             2,931
                                                  ------------
    INTERNET SECURITY -- 2.8%
      Symantec*                          137,017        2,129
                                                  ------------
    Total Internet Security                             2,129
                                                  ------------
    MEDICAL INSTRUMENTS -- 2.9%
      Medtronic                           47,500        2,229
                                                  ------------
    Total Medical Instruments                           2,229
                                                  ------------
    MEDICAL-DRUGS -- 5.7%
      Abbott Laboratories                 35,200        1,535
      Pfizer                             117,700        2,762
                                                  ------------
    Total Medical-Drugs                                 4,297
                                                  ------------
    MULTI-LINE INSURANCE -- 7.5%
      American International Group        45,700        2,698
      Hartford Financial Services
         Group                            15,200        1,286
      XL Capital, Cl A                    26,900        1,649
                                                  ------------
    Total Multi-Line Insurance                          5,633
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    NETWORKING PRODUCTS -- 2.4%
      Cisco Systems*                      90,900  $     1,775
                                                  ------------
    Total Networking Products                           1,775
                                                  ------------
    NON-HAZARDOUS WASTE DISPOSAL -- 2.2%
      Waste Management                    46,300        1,661
                                                  ------------
    Total Non-Hazardous Waste Disposal                  1,661
                                                  ------------
    OIL COMPANIES-INTEGRATED -- 2.7%
      ConocoPhillips                      31,300        2,051
                                                  ------------
    Total Oil Companies-Integrated                      2,051
                                                  ------------
    PAPER & RELATED PRODUCTS -- 3.0%
      International Paper                 71,300        2,303
                                                  ------------
    Total Paper & Related Products                      2,303
                                                  ------------
    PIPELINES -- 4.3%
      El Paso                            216,900        3,253
                                                  ------------
    Total Pipelines                                     3,253
                                                  ------------
    PROPERTY/CASUALTY INSURANCE -- 4.4%
      St. Paul Travelers                  75,100        3,348
                                                  ------------
    Total Property/Casualty Insurance                   3,348
                                                  ------------
    REINSURANCE -- 3.3%
      Berkshire Hathaway, Cl A*               27        2,475
                                                  ------------
    Total Reinsurance                                   2,475
                                                  ------------
    RETAIL-DRUG STORE -- 3.9%
      CVS                                 95,800        2,941
                                                  ------------
    Total Retail-Drug Store                             2,941
                                                  ------------
    SEMICONDUCTOR EQUIPMENT -- 3.9%
      Applied Materials                  182,000        2,963
                                                  ------------
    Total Semiconductor Equipment                       2,963
                                                  ------------
    SUPER-REGIONAL BANKS-US -- 4.6%
      Bank of America                     71,800        3,453
                                                  ------------
    Total Super-Regional Banks-US                       3,453
                                                  ------------
    TRANSPORT-SERVICES -- 2.6%
      United Parcel Service, Cl B         24,300        2,001
                                                  ------------
    Total Transport-Services                            2,001
                                                  ------------
    WIRELESS EQUIPMENT -- 2.9%
      Nokia ADR                          107,800        2,185
                                                  ------------
    Total Wireless Equipment                            2,185
                                                  ------------
Total Common Stock (Cost $71,228)                      74,125
                                                  ------------

Total Investments -- 98.0% (Cost $71,228) +            74,125
                                                  ------------

Other Assets and Liabilities -- 2.0%                    1,480
                                                  ------------

Net Assets -- 100.0%                               $   75,605
                                                  ============

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Fund
June 30, 2006 (Unaudited)

--------------------------------------------------------------------------------

* Non-income producing security.
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $71,404,205, and the unrealized appreciation and depreciation were $5,596,268 and $(2,874,907), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 97.2%
    ADVERTISING AGENCIES -- 0.5%
      Omnicom Group                        5,350  $       477
                                                  ------------
    Total Advertising Agencies                            477
                                                  ------------
    AEROSPACE/DEFENSE -- 0.7%
      Boeing                               9,010          738
                                                  ------------
    Total Aerospace/Defense                               738
                                                  ------------
    AGRICULTURAL CHEMICALS -- 0.4%
      Monsanto                             5,330          449
                                                  ------------
    Total Agricultural Chemicals                          449
                                                  ------------
    AGRICULTURAL OPERATIONS -- 1.0%
      Archer-Daniels-Midland              22,920          946
                                                  ------------
    Total Agricultural Operations                         946
                                                  ------------
    APPAREL MANUFACTURERS -- 2.5%
      Coach*                              48,200        1,441
      Polo Ralph Lauren                   18,700        1,027
                                                  ------------
    Total Apparel Manufacturers                         2,468
                                                  ------------
    APPLICATIONS SOFTWARE -- 0.3%
      Salesforce.com*                      9,380          250
                                                  ------------
    Total Applications Software                           250
                                                  ------------
    AUDIO/VIDEO PRODUCTS -- 0.8%
      Harman International                 9,700          828
                                                  ------------
    Total Audio/Video Products                            828
                                                  ------------
    AUTO-CARS/LIGHT TRUCKS -- 0.5%
      Toyota Motor ADR                     4,510          472
                                                  ------------
    Total Auto-Cars/Light Trucks                          472
                                                  ------------
    BEVERAGES-NON-ALCOHOLIC -- 3.2%
      PepsiCo                             52,490        3,151
                                                  ------------
    Total Beverages-Non-Alcoholic                       3,151
                                                  ------------
    BREWERY -- 0.3%
      Fomento Economico Mexicano
         SA de CV ADR                      3,340          280
                                                  ------------
    Total Brewery                                         280
                                                  ------------
    BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.0%
      Cemex  ADR*                            360           20
                                                  ------------
    Total Building Products-Cement/Aggregate               20
                                                  ------------
    CABLE TV -- 0.8%
      Comcast, Cl A*                      23,120          757
                                                  ------------
    Total Cable TV                                        757
                                                  ------------
    CASINO HOTELS -- 0.4%
      Las Vegas Sands*                     5,550          432
                                                  ------------
    Total Casino Hotels                                   432
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    CASINO SERVICES -- 1.1%
      International Game
      Technology                          16,150  $       613
      Scientific Games, Cl A*             13,760          490
                                                  ------------
    Total Casino Services                               1,103
                                                  ------------
    CELLULAR TELECOMMUNICATIONS -- 1.3%
      Leap Wireless International*         7,820          371
      NII Holdings*                       17,090          964
                                                  ------------
    Total Cellular Telecommunications                   1,335
                                                  ------------
    COAL -- 1.0%
      Consol Energy                       11,900          556
      Peabody Energy                       6,880          384
                                                  ------------
    Total Coal                                            940
                                                  ------------
    COMMERCIAL BANKS NON-US -- 0.4%
      Kookmin Bank ADR                     4,500          374
                                                  ------------
    Total Commercial Banks Non-US                         374
                                                  ------------
    COMPUTERS -- 4.7%
      Apple Computer*                     39,370        2,249
      Hewlett-Packard                     76,270        2,416
                                                  ------------
    Total Computers                                     4,665
                                                  ------------
    COSMETICS & TOILETRIES -- 1.1%
      Avon Products                       15,100          468
      Colgate-Palmolive                    9,960          597
                                                  ------------
    Total Cosmetics & Toiletries                        1,065
                                                  ------------
    DATA PROCESSING/MANAGEMENT -- 2.7%
      First Data                          35,200        1,585
      Global Payments                     12,330          599
      NAVTEQ*                             10,200          456
                                                  ------------
    Total Data Processing/Management                    2,640
                                                  ------------
    DIALYSIS CENTERS -- 0.2%
      DaVita*                              4,920          245
                                                  ------------
    Total Dialysis Centers                                245
                                                  ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 2.8%
      General Electric                    60,905        2,007
      Roper Industries                     8,530          399
      Textron                              4,180          385
                                                  ------------
    Total Diversified Manufacturing Operations          2,791
                                                  ------------
    DIVERSIFIED MINERALS -- 0.6%
      BHP Billiton ADR                    14,470          623
                                                  ------------
    Total Diversified Minerals                            623
                                                  ------------
    DRUG DELIVERY SYSTEMS -- 1.5%
      Hospira*                            35,500        1,524
                                                  ------------
    Total Drug Delivery Systems                         1,524
                                                  ------------
    E-COMMERCE/SERVICES -- 1.0%
      eBay*                               33,900          993
                                                  ------------
    Total E-Commerce/Services                             993
                                                  ------------

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    E-MARKETING/INFORMATION -- 0.7%
      aQuantive*                          26,300  $       666
                                                  ------------
    Total E-Marketing/Information                         666
                                                  ------------
    ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.2%
      Emerson Electric                    14,000        1,173
                                                  ------------
    Total Electric Products-Miscellaneous               1,173
                                                  ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.5%
      Broadcom, Cl A*                     16,445          494
      Intel                               26,730          507
      Micron Technology*                  33,480          504
                                                  ------------
    Total Electronic Components-Semiconductors          1,505
                                                  ------------
    ENGINEERING/R&D SERVICES -- 1.2%
      Foster Wheeler*                     26,700        1,153
                                                  ------------
    Total Engineering/R&D Services                      1,153
                                                  ------------
    FIDUCIARY BANKS -- 1.0%
      Mellon Financial                    27,620          951
                                                  ------------
    Total Fiduciary Banks                                 951
                                                  ------------
    FINANCE-CREDIT CARD -- 1.0%
      American Express                    19,080        1,015
                                                  ------------
    Total Finance-Credit Card                           1,015
                                                  ------------
    FINANCE-INVESTMENT BANKER/BROKER -- 3.1%
      Charles Schwab                      55,980          895
      Goldman Sachs Group                  7,540        1,134
      UBS                                  9,210        1,010
                                                  ------------
    Total Finance-Investment Banker/Broker              3,039
                                                  ------------
    FINANCE-OTHER SERVICES -- 2.8%
      Chicago Mercantile Exchange
         Holdings                          5,630        2,765
                                                  ------------
    Total Finance-Other Services                        2,765
                                                  ------------
    FOOD-CONFECTIONERY -- 1.4%
      WM Wrigley Jr.                      30,200        1,370
                                                  ------------
    Total Food-Confectionery                            1,370
                                                  ------------
    FOOD-RETAIL -- 0.6%
      Whole Foods Market                   9,140          591
                                                  ------------
    Total Food-Retail                                     591
                                                  ------------
    HOTELS & MOTELS -- 0.9%
      Marriott International, Cl A         9,300          354
      Starwood Hotels & Resorts
         Worldwide                         9,610          580
                                                  ------------
    Total Hotels & Motels                                 934
                                                  ------------
    INSTRUMENTS-CONTROLS -- 0.4%
      Thermo Electron*                    10,820          392
                                                  ------------
    Total Instruments-Controls                            392
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    INTERNET SECURITY -- 0.9%
      Checkfree*                          18,900  $       937
                                                  ------------
    Total Internet Security                               937
                                                  ------------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.9%
      T Rowe Price Group                  22,880          865
                                                  ------------
    Total Investment Management/Advisory Services         865
                                                  ------------
    MACHINERY-CONSTRUCTION & MINING -- 0.4%
      Joy Global                           7,050          367
                                                  ------------
    Total Machinery-Construction & Mining                 367
                                                  ------------
    MACHINERY-FARM -- 0.5%
      Deere                                6,100          509
                                                  ------------
    Total Machinery-Farm                                  509
                                                  ------------
    MEDICAL PRODUCTS -- 0.6%
      Henry Schein*                        2,370          111
      Varian Medical Systems*             10,300          487
                                                  ------------
    Total Medical Products                                598
                                                  ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 4.6%
      Biogen Idec*                        14,800          686
      Celgene*                            14,080          668
      Genentech*                          27,250        2,229
      Genzyme*                            16,600        1,013
                                                  ------------
    Total Medical-Biomedical/Genetic                    4,596
                                                  ------------
    MEDICAL-DRUGS -- 5.7%
      Allergan                            15,200        1,630
      AstraZeneca ADR                      8,900          533
      Novartis                             8,350          450
      Pfizer                              23,260          546
      Roche Holdings Limited ADR           6,450          532
      Wyeth                               44,800        1,990
                                                  ------------
    Total Medical-Drugs                                 5,681
                                                  ------------
    METAL PROCESSORS & FABRICATORS -- 0.3%
      Precision Castparts                  5,750          344
                                                  ------------
    Total Metal Processors & Fabricators                  344
                                                  ------------
    MULTI-LINE INSURANCE -- 1.7%
      ACE                                 32,300        1,634
                                                  ------------
    Total Multi-Line Insurance                          1,634
                                                  ------------
    NETWORKING PRODUCTS -- 1.2%
      Cisco Systems*                      59,180        1,156
                                                  ------------
    Total Networking Products                           1,156
                                                  ------------
    OIL & GAS DRILLING -- 2.5%
      Nabors Industries*                  57,900        1,956
      Transocean*                          6,200          498
                                                  ------------
    Total Oil & Gas Drilling                            2,454
                                                  ------------

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.5%
      Southwestern Energy*                51,400  $     1,601
      Ultra Petroleum*                     6,730          399
      XTO Energy                          11,430          506
                                                  ------------
    Total Oil Companies-Exploration & Production        2,506
                                                  ------------
    OIL COMPANIES-INTEGRATED -- 1.1%
      Exxon Mobil                          6,900          423
      Occidental Petroleum                 6,310          647
                                                  ------------
    Total Oil Companies-Integrated                      1,070
                                                  ------------
    OIL FIELD MACHINERY & EQUIPMENT -- 2.2%
      Cameron International*              11,190          534
      National Oilwell Varco*             26,310        1,666
                                                  ------------
    Total Oil Field Machinery & Equipment               2,200
                                                  ------------
    OIL REFINING & MARKETING -- 2.7%
      Valero Energy                       39,950        2,657
                                                  ------------
    Total Oil Refining & Marketing                      2,657
                                                  ------------
    OIL-FIELD SERVICES -- 1.7%
      BJ Services                         29,900        1,114
      Weatherford International*          12,350          613
                                                  ------------
    Total Oil-Field Services                            1,727
                                                  ------------
    PHARMACY SERVICES -- 0.5%
      Express Scripts*                     6,270          450
                                                  ------------
    Total Pharmacy Services                               450
                                                  ------------
    PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.5%
      Psychiatric Solutions*              16,700          479
                                                  ------------
    Total Physical Therapy/Rehabilitation Centers         479
                                                  ------------
    PIPELINES -- 0.4%
      Questar                              4,870          392
                                                  ------------
    Total Pipelines                                       392
                                                  ------------
    PROPERTY/CASUALTY INSURANCE -- 0.9%
      Chubb                               17,050          851
      WR Berkley                           1,370           47
                                                  ------------
    Total Property/Casualty Insurance                     898
                                                  ------------
    REAL ESTATE MANAGEMENT/SERVICES -- 0.7%
      CB Richard Ellis Group, Cl
      A*                                  25,880          644
                                                  ------------
    Total Real Estate Management/Services                 644
                                                  ------------
    REINSURANCE -- 0.7%
      PartnerRe                           10,600          679
                                                  ------------
    Total Reinsurance                                     679
                                                  ------------
    RETAIL-APPAREL/SHOE -- 0.8%
      Chico's FAS*                        28,100          758
                                                  ------------
    Total Retail-Apparel/Shoe                             758
                                                  ------------
    RETAIL-COMPUTER EQUIPMENT -- 0.6%
      GameStop, Cl A*                     13,900          584
                                                  ------------
    Total Retail-Computer Equipment                       584
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    RETAIL-CONSUMER ELECTRONICS -- 0.4%
      Best Buy                             7,440  $       408
                                                  ------------
    Total Retail-Consumer Electronics                     408
                                                  ------------
    RETAIL-PET FOOD & SUPPLIES -- 1.1%
      Petsmart                            40,900        1,047
                                                  ------------
    Total Retail-Pet Food & Supplies                    1,047
                                                  ------------
    RETAIL-RESTAURANTS -- 1.8%
      Starbucks*                          38,590        1,457
      Yum! Brands                          6,730          338
                                                  ------------
    Total Retail-Restaurants                            1,795
                                                  ------------
    RETAIL-SPORTING GOODS -- 0.4%
      Dick's Sporting Goods*               8,800          348
                                                  ------------
    Total Retail-Sporting Goods                           348
                                                  ------------
    SEMICONDUCTOR EQUIPMENT -- 0.8%
      Applied Materials                   48,890          796
                                                  ------------
    Total Semiconductor Equipment                         796
                                                  ------------
    STEEL-PRODUCERS -- 0.3%
      Tenaris ADR                          8,070          327
                                                  ------------
    Total Steel-Producers                                 327
                                                  ------------
    SUPER-REGIONAL BANKS-US -- 0.9%
      Wells Fargo                         13,480          904
                                                  ------------
    Total Super-Regional Banks-US                         904
                                                  ------------
    TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 2.4%
      Corning*                            99,650        2,411
                                                  ------------
    Total Telecommunications Equipment-Fiber
    Optics                                              2,411
                                                  ------------
    TELECOMMUNICATIONS SERVICES -- 0.4%
      Time Warner Telecom, Cl A*          24,350          362
                                                  ------------
    Total Telecommunications Services                     362
                                                  ------------
    TELEPHONE-INTEGRATED -- 0.1%
      China Netcom Group ADR               1,540           54
                                                  ------------
    Total Telephone-Integrated                             54
                                                  ------------
    THERAPEUTICS -- 0.8%
      Gilead Sciences*                    14,060          832
                                                  ------------
    Total Therapeutics                                    832
                                                  ------------
    TRANSPORT-RAIL -- 0.4%
      Burlington Northern Santa Fe         5,120          406
                                                  ------------
    Total Transport-Rail                                  406
                                                  ------------
    TRANSPORT-SERVICES -- 0.4%
      C.H. Robinson Worldwide              7,000          373
                                                  ------------
    Total Transport-Services                              373
                                                  ------------
    WATER -- 0.5%
      Aqua America                        20,610          470
                                                  ------------
    Total Water                                           470
                                                  ------------

--------------------------------------------------------------------------------
3                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Fund
June 30, 2006 (Unaudited)

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
    WEB PORTALS/ISP -- 2.8%
      Google, Cl A*                        5,650  $     2,369
      Yahoo!*                             10,900          360
                                                  ------------
    Total Web Portals/ISP                               2,729
                                                  ------------
    WIRELESS EQUIPMENT -- 1.8%
      Nokia ADR                           36,700          744
      Qualcomm                            26,830        1,075
                                                  ------------
    Total Wireless Equipment                            1,819
                                                  ------------
    X-RAY EQUIPMENT -- 1.7%
      Hologic*                            34,600        1,709
                                                  ------------
    Total X-Ray Equipment                               1,709
                                                  ------------
Total Common Stock (Cost $88,418)                      96,095
                                                  ------------

REPURCHASE AGREEMENT -- 1.5%
  UBS Securities LLC
     5.150%, dated 06/30/06, to
    be repurchased on 07/03/06,
    repurchase price $1,508,890
    (collateralized by a mortgage
    obligation, par value $1,645,000,
    4.375%, 07/17/15, total market
    value $1,542,983)(A)                $  1,508        1,508
                                                  ------------
Total Repurchase Agreement (Cost $1,508)                1,508
                                                  ------------

Total Investments -- 98.7% (Cost $89,926) +            97,603
                                                  ------------

Other Assets and Liabilities, Net -- 1.3%               1,311
                                                  ------------

Net Assets -- 100.0%                               $   98,914
                                                  ============

--------------------------------------------------------------------------------

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
ISP -- Internet Service Provider
LLC -- Limited Liability Company
R&D -- Research and Development
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $89,926,123, and the unrealized appreciation and depreciation were $11,136,932 and $(3,460,205), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
4                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 97.9%
    AEROSPACE/DEFENSE -- 1.1%
      Boeing                              17,280  $     1,415
                                                  ------------
    Total Aerospace/Defense                             1,415
                                                  ------------
    AGRICULTURAL CHEMICALS -- 1.8%
      Monsanto                            26,780        2,255
                                                  ------------
    Total Agricultural Chemicals                        2,255
                                                  ------------
    AGRICULTURAL OPERATIONS -- 1.4%
      Archer-Daniels-Midland              42,580        1,758
                                                  ------------
    Total Agricultural Operations                       1,758
                                                  ------------
    APPAREL MANUFACTURERS -- 3.2%
      Coach*                              90,340        2,701
      Polo Ralph Lauren                   23,300        1,279
                                                  ------------
    Total Apparel Manufacturers                         3,980
                                                  ------------
    APPLICATIONS SOFTWARE -- 1.0%
      Salesforce.com*                     49,140        1,310
                                                  ------------
    Total Applications Software                         1,310
                                                  ------------
    AUDIO/VIDEO PRODUCTS -- 0.8%
      Harman International                11,900        1,016
                                                  ------------
    Total Audio/Video Products                          1,016
                                                  ------------
    AUTO-CARS/LIGHT TRUCKS -- 1.2%
      Toyota Motor ADR                    14,430        1,509
                                                  ------------
    Total Auto-Cars/Light Trucks                        1,509
                                                  ------------
    BEVERAGES-NON-ALCOHOLIC -- 3.4%
      PepsiCo                             71,050        4,266
                                                  ------------
    Total Beverages-Non-Alcoholic                       4,266
                                                  ------------
    CABLE TV -- 1.8%
      Comcast, Cl A*                      69,330        2,270
                                                  ------------
    Total Cable TV                                      2,270
                                                  ------------
    CASINO HOTELS -- 1.3%
      Las Vegas Sands*                    21,600        1,682
                                                  ------------
    Total Casino Hotels                                 1,682
                                                  ------------
    CASINO SERVICES -- 0.9%
      Scientific Games, Cl A*             32,210        1,147
                                                  ------------
    Total Casino Services                               1,147
                                                  ------------
    CELLULAR TELECOMMUNICATIONS -- 1.9%
      NII Holdings*                       42,530        2,398
                                                  ------------
    Total Cellular Telecommunications                   2,398
                                                  ------------
    COAL -- 1.7%
      Peabody Energy                      38,670        2,156
                                                  ------------
    Total Coal                                          2,156
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    COMPUTERS -- 4.5%
      Apple Computer*                     60,960  $     3,482
      Hewlett-Packard                     70,100        2,221
                                                  ------------
    Total Computers                                     5,703
                                                  ------------
    DATA PROCESSING/MANAGEMENT -- 2.0%
      First Data                          43,800        1,973
      NAVTEQ*                             12,600          563
                                                  ------------
    Total Data Processing/Management                    2,536
                                                  ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 2.4%
      General Electric                    91,750        3,024
                                                  ------------
    Total Diversified Manufacturing Operations          3,024
                                                  ------------
    DRUG DELIVERY SYSTEMS -- 1.5%
      Hospira*                            43,700        1,876
                                                  ------------
    Total Drug Delivery Systems                         1,876
                                                  ------------
    E-COMMERCE/SERVICES -- 1.0%
      eBay*                               42,250        1,238
                                                  ------------
    Total E-Commerce/Services                           1,238
                                                  ------------
    E-MARKETING/INFORMATION -- 0.7%
      aQuantive*                          32,800          831
                                                  ------------
    Total E-Marketing/Information                         831
                                                  ------------
    ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.2%
      Emerson Electric                    17,700        1,483
                                                  ------------
    Total Electric Products-Miscellaneous               1,483
                                                  ------------
    ENGINEERING/R&D SERVICES -- 1.1%
      Foster Wheeler*                     33,500        1,447
                                                  ------------
    Total Engineering/R&D Services                      1,447
                                                  ------------
    FINANCE-INVESTMENT BANKER/BROKER -- 6.0%
      Charles Schwab                     149,980        2,397
      Goldman Sachs Group                 17,340        2,608
      UBS                                 23,410        2,568
                                                  ------------
    Total Finance-Investment Banker/Broker              7,573
                                                  ------------
    FINANCE-OTHER SERVICES -- 3.8%
      Chicago Mercantile
            Exchange Holdings              9,650        4,740
                                                  ------------
    Total Finance-Other Services                        4,740
                                                  ------------
    FOOD-CONFECTIONERY -- 1.3%
      WM Wrigley Jr.                      37,350        1,694
                                                  ------------
    Total Food-Confectionery                            1,694
                                                  ------------
    FOOD-RETAIL -- 1.3%
      Whole Foods Market                  24,940        1,612
                                                  ------------
    Total Food-Retail                                   1,612
                                                  ------------

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    HOTELS & MOTELS -- 1.4%
      Marriott International, Cl A        13,300  $       507
      Starwood Hotels & Resorts
         Worldwide                        20,240        1,221
                                                  ------------
    Total Hotels & Motels                               1,728
                                                  ------------
    INTERNET SECURITY -- 0.9%
      Checkfree*                          23,800        1,180
                                                  ------------
    Total Internet Security                             1,180
                                                  ------------
    MACHINERY-FARM -- 0.5%
      Deere                                7,700          643
                                                  ------------
    Total Machinery-Farm                                  643
                                                  ------------
    MEDICAL INSTRUMENTS -- 1.6%
      Intuitive Surgical*                 16,670        1,967
                                                  ------------
    Total Medical Instruments                           1,967
                                                  ------------
    MEDICAL PRODUCTS -- 0.5%
      Varian Medical Systems*             13,600          644
                                                  ------------
    Total Medical Products                                644
                                                  ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 3.3%
      Biogen Idec*                        17,100          792
      Genentech*                          25,600        2,094
      Genzyme*                            20,900        1,276
                                                  ------------
    Total Medical-Biomedical/Genetic                    4,162
                                                  ------------
    MEDICAL-DRUGS -- 4.8%
      Allergan                            12,600        1,351
      AstraZeneca ADR                     37,650        2,252
      Wyeth                               55,500        2,465
                                                  ------------
    Total Medical-Drugs                                 6,068
                                                  ------------
    MULTI-LINE INSURANCE -- 1.6%
      ACE                                 40,700        2,059
                                                  ------------
    Total Multi-Line Insurance                          2,059
                                                  ------------
    NETWORKING PRODUCTS -- 1.2%
      Cisco Systems*                      79,390        1,551
                                                  ------------
    Total Networking Products                           1,551
                                                  ------------
    OIL & GAS DRILLING -- 2.5%
      Nabors Industries*                  76,100        2,571
      Transocean*                          7,600          611
                                                  ------------
    Total Oil & Gas Drilling                            3,182
                                                  ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.2%
      Southwestern Energy*                63,000        1,963
      XTO Energy                          47,400        2,098
                                                  ------------
    Total Oil Companies-Exploration & Production        4,061
                                                  ------------
    OIL COMPANIES-INTEGRATED -- 0.4%
      Exxon Mobil                          8,500          521
                                                  ------------
    Total Oil Companies-Integrated                        521
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    OIL FIELD MACHINERY & EQUIPMENT -- 2.7%
      National Oilwell Varco*             53,560  $     3,391
                                                  ------------
    Total Oil Field Machinery & Equipment               3,391
                                                  ------------
    OIL REFINING & MARKETING -- 1.9%
      Valero Energy                       35,200        2,342
                                                  ------------
    Total Oil Refining & Marketing                      2,342
                                                  ------------
    OIL-FIELD SERVICES -- 1.1%
      BJ Services                         37,600        1,401
                                                  ------------
    Total Oil-Field Services                            1,401
                                                  ------------
    PHARMACY SERVICES -- 1.4%
      Express Scripts*                    24,210        1,737
                                                  ------------
    Total Pharmacy Services                             1,737
                                                  ------------
    PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.5%
      Psychiatric Solutions*              20,500          588
                                                  ------------
    Total Physical Therapy/Rehabilitation Centers         588
                                                  ------------
    PROPERTY/CASUALTY INSURANCE -- 1.5%
      Chubb                               38,300        1,911
                                                  ------------
    Total Property/Casualty Insurance                   1,911
                                                  ------------
    REAL ESTATE MANAGEMENT/SERVICES -- 1.7%
      CB Richard Ellis Group, Cl
      A*                                  86,400        2,151
                                                  ------------
    Total Real Estate Management/Services               2,151
                                                  ------------
    REINSURANCE -- 0.7%
      PartnerRe                           13,300          852
                                                  ------------
    Total Reinsurance                                     852
                                                  ------------
    RETAIL-APPAREL/SHOE -- 0.8%
      Chico's FAS*                        36,900          996
                                                  ------------
    Total Retail-Apparel/Shoe                             996
                                                  ------------
    RETAIL-COMPUTER EQUIPMENT -- 0.6%
      GameStop, Cl A*                     17,100          718
                                                  ------------
    Total Retail-Computer Equipment                       718
                                                  ------------
    RETAIL-PET FOOD & SUPPLIES -- 1.0%
      Petsmart                            51,500        1,318
                                                  ------------
    Total Retail-Pet Food & Supplies                    1,318
                                                  ------------
    RETAIL-RESTAURANTS -- 0.8%
      Starbucks*                          28,500        1,076
                                                  ------------
    Total Retail-Restaurants                            1,076
                                                  ------------
    RETAIL-SPORTING GOODS -- 0.5%
      Dick's Sporting Goods*              14,500          574
                                                  ------------
    Total Retail-Sporting Goods                           574
                                                  ------------

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Fund
June 30, 2006 (Unaudited)

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.9%
      Marvell Technology Group*           24,310  $     1,078
                                                  ------------
    Total Semiconductor Components-Integrated
    Circuits                                            1,078
                                                  ------------
    SEMICONDUCTOR EQUIPMENT -- 1.2%
      Applied Materials                   90,340        1,471
                                                  ------------
    Total Semiconductor Equipment                       1,471
                                                  ------------
    TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 1.7%
      Corning*                            87,500        2,117
                                                  ------------
    Total Telecommunications Equipment-Fiber
    Optics                                              2,117
                                                  ------------
    THERAPEUTICS -- 1.8%
      Gilead Sciences*                    37,400        2,213
                                                  ------------
    Total Therapeutics                                  2,213
                                                  ------------
    WEB PORTALS/ISP -- 2.9%
      Google, Cl A*                        8,580        3,598
                                                  ------------
    Total Web Portals/ISP                               3,598
                                                  ------------
    WIRELESS EQUIPMENT -- 2.3%
      Nokia ADR                           46,200          936
      Qualcomm                            50,470        2,022
                                                  ------------
    Total Wireless Equipment                            2,958
                                                  ------------
    X-RAY EQUIPMENT -- 1.7%
      Hologic*                            43,600        2,151
                                                  ------------
    Total X-Ray Equipment                               2,151
                                                  ------------
Total Common Stock (Cost $119,442)                    123,326
                                                  ------------

REPURCHASE AGREEMENT -- 2.1%
  UBS Securities LLC
    5.150%, dated 06/30/06, to be
    repurchased on 07/03/06,
    repurchase price $2,617,505
    (collateralized by a mortgage
    obligation, par value $2,850,000,
    4.375%, 07/17/15, total market
    value $2,673,253)(A)                $  2,616        2,616
                                                  ------------
Total Repurchase Agreement (Cost $2,616)                2,616
                                                  ------------

Total Investments -- 100.0% (Cost $122,058) +         125,942
                                                  ------------

Other Assets and Liabilities, Net (0.0)%                  (30)
                                                  ------------

Net Assets -- 100.0 %                              $  125,912
                                                  ============

--------------------------------------------------------------------------------

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
ISP -- Internet Service Provider
LLC -- Limited Liability Company
R&D -- Research and Development
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $122,058,371, and the unrealized appreciation and depreciation were $10,013,540 and $(6,129,304), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
3                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 99.2%
    AEROSPACE/DEFENSE-EQUIPMENT -- 1.4%
      Goodrich                           127,750  $     5,147
                                                  ------------
    Total Aerospace/Defense-Equipment                   5,147
                                                  ------------
    AGRICULTURAL OPERATIONS -- 0.2%
      Tejon Ranch*                        17,460          719
                                                  ------------
    Total Agricultural Operations                         719
                                                  ------------
    APPAREL MANUFACTURERS -- 0.5%
      Quiksilver*                        143,500        1,748
                                                  ------------
    Total Apparel Manufacturers                         1,748
                                                  ------------
    APPLICATIONS SOFTWARE -- 4.4%
      Citrix Systems*                    120,170        4,824
      Intuit*                             27,200        1,642
      Nuance Communications*             220,470        2,218


      Satyam Computer Services ADR      209,270         6,935
                                                  ------------
    Total Applications Software                        15,619
                                                  ------------
    BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.3%
      Eagle Materials                     20,500          974
                                                  ------------
    Total Building Products-Cement/Aggregate              974
                                                  ------------
    CHEMICALS-SPECIALTY -- 1.0%
      Chemtura                           403,100        3,765
                                                  ------------
    Total Chemicals-Specialty                           3,765
                                                  ------------
    CIRCUIT BOARDS -- 1.4%
      Multi-Fineline Electronix*         152,210        5,052
                                                  ------------
    Total Circuit Boards                                5,052
                                                  ------------
    COMMERCIAL SERVICES -- 1.6%
      ChoicePoint*                       134,340        5,611
                                                  ------------
    Total Commercial Services                           5,611
                                                  ------------
    COMPUTER SERVICES -- 1.1%
      Manhattan Associates*              201,330        4,085
                                                  ------------
    Total Computer Services                             4,085
                                                  ------------
    DATA PROCESSING/MANAGEMENT -- 4.7%
      Dun & Bradstreet*                   73,890        5,149
      Mastercard, Cl A*                   75,300        3,614
      NAVTEQ*                            117,290        5,241
      SEI Investments                     59,310        2,899
                                                  ------------
    Total Data Processing/Management                   16,903
                                                  ------------
    DIALYSIS CENTERS -- 0.7%
      DaVita*                             53,210        2,645
                                                  ------------
    Total Dialysis Centers                              2,645
                                                  ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 1.7%
      Dover                               92,820        4,588
      Trinity Industries                  33,810        1,366
                                                  ------------
    Total Diversified Manufacturing Operations          5,954
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    DRUG DELIVERY SYSTEMS -- 0.7%
      Conor Medsystems*                   87,550  $     2,415
                                                  ------------
    Total Drug Delivery Systems                         2,415
                                                  ------------
    ELECTRONIC COMPONENTS-MISCELLANEOUS -- 2.1%
      Flextronics International*         698,370        7,417
                                                  ------------
    Total Electronic Components-Miscellaneous           7,417
                                                  ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.0%
      QLogic*                            104,450        1,800
      Semtech*                           124,070        1,793
                                                  ------------
    Total Electronic Components-Semiconductors          3,593
                                                  ------------
    ELECTRONIC PARTS DISTRIBUTION -- 1.0%
      Avnet*                             182,160        3,647
                                                  ------------
    Total Electronic Parts Distribution                 3,647
                                                  ------------
    ENTERPRISE SOFTWARE/SERVICES -- 2.1%
      Lawson Software*                 1,120,160        7,505
                                                  ------------
    Total Enterprise Software/Services                  7,505
                                                  ------------
    ENTERTAINMENT SOFTWARE -- 1.4%
      Activision*                        118,660        1,350
      Electronic Arts*                    84,180        3,623
                                                  ------------
    Total Entertainment Software                        4,973
                                                  ------------
    FINANCE-CONSUMER LOANS -- 1.7%
      First Marblehead                   106,420        6,060
                                                  ------------
    Total Finance-Consumer Loans                        6,060
                                                  ------------
    FINANCE-INVESTMENT BANKER/BROKER -- 0.8%
      Greenhill                           46,600        2,831
                                                  ------------
    Total Finance-Investment Banker/Broker              2,831
                                                  ------------
    FINANCE-OTHER SERVICES -- 1.0%
      Asset Acceptance Capital*          181,120        3,586
                                                  ------------
    Total Finance-Other Services                        3,586
                                                  ------------
    FOOD-WHOLESALE/DISTRIBUTION -- 0.4%
      United Natural Foods*               38,460        1,270
                                                  ------------
    Total Food-Wholesale/Distribution                   1,270
                                                  ------------
    GAS-DISTRIBUTION -- 0.6%
      WGL Holdings                        69,830        2,022
                                                  ------------
    Total Gas-Distribution                              2,022
                                                  ------------
    GOLF -- 0.8%
      Callaway Golf                      234,760        3,050
                                                  ------------
    Total Golf                                          3,050
                                                  ------------
    HOME FURNISHINGS -- 1.1%
      Tempur-Pedic International*        284,250        3,840
                                                  ------------
    Total Home Furnishings                              3,840
                                                  ------------
    HOTELS & MOTELS -- 0.5%
      Intercontinental Hotels ADR        110,500        1,945
                                                  ------------
    Total Hotels & Motels                               1,945
                                                  ------------

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    IDENTIFICATION SYSTEMS/DEVELOPMENT -- 1.8%
      Symbol Technologies                607,480  $     6,555
                                                  ------------
    Total Identification Systems/Development            6,555
                                                  ------------
    INDEPENDENT POWER PRODUCER -- 2.6%
      Mirant*                            148,950        3,992
      Reliant Energy*                    440,360        5,275
                                                  ------------
    Total Independent Power Producer                    9,267
                                                  ------------
    INDUSTRIAL GASES -- 1.4%
      Air Products & Chemicals            78,060        4,990
                                                  ------------
    Total Industrial Gases                              4,990
                                                  ------------
    INTERNET INFRASTRUCTURE EQUIPMENT -- 1.5%
      Avocent*                           205,800        5,402
                                                  ------------
    Total Internet Infrastructure Equipment             5,402
                                                  ------------
    INTERNET SECURITY -- 1.0%
      Symantec*                          235,063        3,653
                                                  ------------
    Total Internet Security                             3,653
                                                  ------------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.3%
      Legg Mason                          47,120        4,689
                                                  ------------
    Total Investment Management/Advisory Services       4,689
                                                  ------------
    LIFE/HEALTH INSURANCE -- 0.9%
      UnumProvident                      175,310        3,178
                                                  ------------
    Total Life/Health Insurance                         3,178
                                                  ------------
    MACHINERY-PRINT TRADE -- 1.6%
      Zebra Technologies, Cl A*          171,340        5,853
                                                  ------------
    Total Machinery-Print Trade                         5,853
                                                  ------------
    MEDICAL INFORMATION SYSTEMS -- 1.3%
      IMS Health                         168,970        4,537
                                                  ------------
    Total Medical Information Systems                   4,537
                                                  ------------
    MEDICAL PRODUCTS -- 1.4%
      Becton Dickinson                    44,800        2,738
      Mentor                              56,250        2,447
                                                  ------------
    Total Medical Products                              5,185
                                                  ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 1.5%
      Invitrogen*                         81,810        5,405
                                                  ------------
    Total Medical-Biomedical/Genetic                    5,405
                                                  ------------
    MEDICAL-DRUGS -- 1.5%
      Angiotech Pharmaceuticals*         463,630        5,448
                                                  ------------
    Total Medical-Drugs                                 5,448
                                                  ------------
    MEDICAL-GENERIC DRUGS -- 0.8%
      Barr Pharmaceuticals*               58,000        2,766
                                                  ------------
    Total Medical-Generic Drugs                         2,766
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    MEDICAL-OUTPATIENT/HOME MEDICAL -- 2.6%
      Amsurg*                            110,250  $     2,508
      Lincare Holdings*                  177,080        6,701
                                                  ------------
    Total Medical-Outpatient/Home Medical               9,209
                                                  ------------
    MOTION PICTURES & SERVICES -- 0.8%
      DreamWorks Animation SKG,
         Cl A*                           123,260        2,823
                                                  ------------
    Total Motion Pictures & Services                    2,823
                                                  ------------
    MULTI-LINE INSURANCE -- 1.3%
      XL Capital, Cl A                    75,850        4,650
                                                  ------------
    Total Multi-Line Insurance                          4,650
                                                  ------------
    NON-FERROUS METALS -- 0.7%
      USEC                               223,790        2,652
                                                  ------------
    Total Non-Ferrous Metals                            2,652
                                                  ------------
    NON-HAZARDOUS WASTE DISPOSAL -- 0.6%
      Allied Waste Industries*           202,600        2,302
                                                  ------------
    Total Non-Hazardous Waste Disposal                  2,302
                                                  ------------
    OFFICE AUTOMATION & EQUIPMENT -- 1.8%
      Pitney Bowes                       153,600        6,344
                                                  ------------
    Total Office Automation & Equipment                 6,344
                                                  ------------
    OIL & GAS DRILLING -- 3.2%
      Pride International*               154,960        4,839
      Rowan                              128,560        4,576
      Todco, Cl A                         50,850        2,077
                                                  ------------
    Total Oil & Gas Drilling                           11,492
                                                  ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.6%
      Pogo Producing                      48,590        2,240
                                                  ------------
    Total Oil Companies-Exploration & Production        2,240
                                                  ------------
    OIL-FIELD SERVICES -- 0.9%
      Tidewater                           64,610        3,179
                                                  ------------
    Total Oil-Field Services                            3,179
                                                  ------------
    PAPER & RELATED PRODUCTS -- 4.4%
      Abitibi-Consolidated             1,648,650        4,517
      MeadWestvaco                       133,610        3,732
      Smurfit-Stone Container*           700,750        7,666
                                                  ------------
    Total Paper & Related Products                     15,915
                                                  ------------
    PHARMACY SERVICES -- 1.1%
      Omnicare                            84,150        3,990
                                                  ------------
    Total Pharmacy Services                             3,990
                                                  ------------
    PIPELINES -- 1.7%
      El Paso                            404,680        6,070
                                                  ------------
    Total Pipelines                                     6,070
                                                  ------------
    PRINTING-COMMERCIAL -- 1.5%
      RR Donnelley & Sons                165,360        5,283
                                                  ------------
    Total Printing-Commercial                           5,283
                                                  ------------

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    PUBLISHING-BOOKS -- 1.2%
      Scholastic*                        161,780  $     4,201
                                                  ------------
    Total Publishing-Books                              4,201
                                                  ------------
    REAL ESTATE OPERATION/DEVELOPMENT -- 0.2%
      St. Joe                             16,460          766
                                                  ------------
    Total Real Estate Operation/Development               766
                                                  ------------
    REINSURANCE -- 6.4%
      Aspen Insurance Holdings           299,360        6,972
      Axis Capital Holdings              223,800        6,403
      Max Re Capital                      20,000          438
      Montpelier Re Holdings             262,230        4,534
      Odyssey Re Holdings                172,820        4,554
                                                  ------------
    Total Reinsurance                                  22,901
                                                  ------------
    REITS-HOTELS -- 1.2%
      Host Hotels & Resorts              192,040        4,200
                                                  ------------
    Total REITs-Hotels                                  4,200
                                                  ------------
    REITS-OFFICE PROPERTY -- 1.4%
      American Financial Realty
      Trust                              507,180        4,909
                                                  ------------
    Total REITs-Office Property                         4,909
                                                  ------------
    RETAIL-OFFICE SUPPLIES -- 1.4%
      OfficeMax                          127,610        5,200
                                                  ------------
    Total Retail-Office Supplies                        5,200
                                                  ------------
    RETAIL-PET FOOD & SUPPLIES -- 0.8%
      Petco Animal Supplies*             145,080        2,964
                                                  ------------
    Total Retail-Pet Food & Supplies                    2,964
                                                  ------------
    RETAIL-RESTAURANTS -- 0.6%
      OSI Restaurant Partners             67,320        2,329
                                                  ------------
    Total Retail-Restaurants                            2,329
                                                  ------------
    RETIREMENT/AGED CARE -- 0.6%
      Sunrise Senior Living*              76,470        2,114
                                                  ------------
    Total Retirement/Aged Care                          2,114
                                                  ------------
    S&L/THRIFTS-EASTERN US -- 1.2%
      NewAlliance Bancshares             292,770        4,190
                                                  ------------
    Total S&L/Thrifts-Eastern US                        4,190
                                                  ------------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.0%
      Cypress Semiconductor*             256,120        3,724
                                                  ------------
    Total Semiconductor Components-Integrated
    Circuits                                           3,724
                                                  ------------
    TELECOMMUNICATIONS EQUIPMENT -- 3.1%
      Arris Group*                       464,290        6,091
      Plantronics                        170,425        3,785
      Tellabs*                            83,510        1,112
                                                  ------------
    Total Telecommunications Equipment                 10,988
                                                  ------------

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
    TELECOMMUNICATIONS SERVICES -- 1.2%
      Amdocs*                            117,850  $     4,313
                                                  ------------
    Total Telecommunications Services                   4,313
                                                  ------------
    THERAPEUTICS -- 3.3%
      CV Therapeutics*                   286,280        3,999
      Medicines*                         398,130        7,784
                                                  ------------
    Total Therapeutics                                 11,783
                                                  ------------
    TRANSPORT-EQUIPMENT & LEASING -- 1.6%
      GATX                               134,440        5,713
                                                  ------------
    Total Transport-Equipment & Leasing                 5,713
                                                  ------------
Total Common Stock (Cost $330,609)                    355,748
                                                  ------------

REPURCHASE AGREEMENT -- 2.4%
  Morgan Stanley
    5.050%, dated 06/30/06 to be
    repurchased on 07/03/06,
    repurchase price $8,782,745
    (collateralized by various U.S.
    Government obligations, total par
    value $9,565,000, par values
    ranging from $50,000 to
    $615,000, 0.000% to 6.625%,
    07/12/06 to 08/28/24, total market
    value $9,356,343)(A)                $  8,779        8,779
                                                  ------------
Total Repurchase Agreement (Cost $8,779)                8,779
                                                  ------------

Total Investments -- 101.6% (Cost $339,388) +         364,527
                                                  ------------

Other Assets and Liabilities, Net -- (1.6)%            (5,868)
                                                  ------------

Net Assets -- 100.0%                               $  358,659
                                                  ============

-----------------------------------------------------------------

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REITs -- Real Estate Investment Trusts
S&L -- Savings and Loan
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $339,691,323, and the unrealized appreciation and depreciation were $42,232,042 and $(17,396,318), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
3                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Select Growth Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 98.2%
    AEROSPACE/DEFENSE -- 1.1%
      Boeing                              18,540  $     1,519
                                                  ------------
    Total Aerospace/Defense                             1,519
                                                  ------------
    AGRICULTURAL CHEMICALS -- 1.8%
      Monsanto                            28,720        2,418
                                                  ------------
    Total Agricultural Chemicals                        2,418
                                                  ------------
    AGRICULTURAL OPERATIONS -- 1.4%
      Archer-Daniels-Midland              45,680        1,886
                                                  ------------
    Total Agricultural Operations                       1,886
                                                  ------------
    APPAREL MANUFACTURERS -- 3.2%
      Coach*                              97,310        2,910
      Polo Ralph Lauren                   25,100        1,378
                                                  ------------
    Total Apparel Manufacturers                         4,288
                                                  ------------
    APPLICATIONS SOFTWARE -- 1.0%
      Salesforce.com*                     52,900        1,410
                                                  ------------
    Total Applications Software                         1,410
                                                  ------------
    AUDIO/VIDEO PRODUCTS -- 0.8%
      Harman International                12,800        1,093
                                                  ------------
    Total Audio/Video Products                          1,093
                                                  ------------
    AUTO-CARS/LIGHT TRUCKS -- 1.2%
      Toyota Motor ADR                    15,580        1,629
                                                  ------------
    Total Auto-Cars/Light Trucks                        1,629
                                                  ------------
    BEVERAGES-NON-ALCOHOLIC -- 3.4%
      PepsiCo                             76,380        4,586
                                                  ------------
    Total Beverages-Non-Alcoholic                       4,586
                                                  ------------
    CABLE TV -- 1.8%
      Comcast, Cl A*                      74,400        2,436
                                                  ------------
    Total Cable TV                                      2,436
                                                  ------------
    CASINO HOTELS -- 1.3%
      Las Vegas Sands*                    23,190        1,806
                                                  ------------
    Total Casino Hotels                                 1,806
                                                  ------------
    CASINO SERVICES -- 0.9%
      Scientific Games, Cl A*             34,720        1,237
                                                  ------------
    Total Casino Services                               1,237
                                                  ------------
    CELLULAR TELECOMMUNICATIONS -- 1.9%
      NII Holdings*                       45,920        2,589
                                                  ------------
    Total Cellular Telecommunications                   2,589
                                                  ------------
    COAL -- 1.7%
      Peabody Energy                      41,760        2,328
                                                  ------------
    Total Coal                                          2,328
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    COMPUTERS -- 4.5%
      Apple Computer*                     65,690  $     3,752
      Hewlett-Packard                     75,000        2,376
                                                  ------------
    Total Computers                                     6,128
                                                  ------------
    DATA PROCESSING/MANAGEMENT -- 2.0%
      First Data                          46,500        2,094
      NAVTEQ*                             13,600          608
                                                  ------------
    Total Data Processing/Management                    2,702
                                                  ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 2.4%
      General Electric                    98,440        3,245
                                                  ------------
    Total Diversified Manufacturing Operations          3,245
                                                  ------------
    DRUG DELIVERY SYSTEMS -- 1.5%
      Hospira*                            47,000        2,018
                                                  ------------
    Total Drug Delivery Systems                         2,018
                                                  ------------
    E-COMMERCE/SERVICES -- 1.0%
      eBay*                               45,075        1,320
                                                  ------------
    Total E-Commerce/Services                           1,320
                                                  ------------
    E-MARKETING/INFORMATION -- 0.7%
      aQuantive*                          35,000          887
                                                  ------------
    Total E-Marketing/Information                         887
                                                  ------------
    ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.2%
      Emerson Electric                    19,000        1,592
                                                  ------------
    Total Electric Products-Miscellaneous               1,592
                                                  ------------
    ENGINEERING/R&D SERVICES -- 1.2%
      Foster Wheeler*                     36,100        1,559
                                                  ------------
    Total Engineering/R&D Services                      1,559
                                                  ------------
    FINANCE-INVESTMENT BANKER/BROKER -- 6.0%
      Charles Schwab                     161,120        2,574
      Goldman Sachs Group                 18,600        2,798
      UBS                                 25,230        2,768
                                                  ------------
    Total Finance-Investment Banker/Broker              8,140
                                                  ------------
    FINANCE-OTHER SERVICES -- 3.7%
      Chicago Mercantile Exchange
         Holdings                         10,270        5,044
                                                  ------------
    Total Finance-Other Services                        5,044
                                                  ------------
    FOOD-CONFECTIONERY -- 1.3%
      WM Wrigley Jr.                      40,300        1,828
                                                  ------------
    Total Food-Confectionery                            1,828
                                                  ------------
    FOOD-RETAIL -- 1.3%
      Whole Foods Market                  26,890        1,738
                                                  ------------
    Total Food-Retail                                   1,738
                                                  ------------

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Select Growth Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    HOTELS & MOTELS -- 1.4%
      Marriott International, Cl A        14,300  $       545
      Starwood Hotels & Resorts
         Worldwide                        21,775        1,314
                                                  ------------
    Total Hotels & Motels                               1,859
                                                  ------------
    INTERNET SECURITY -- 0.9%
      Checkfree*                          25,500        1,264
                                                  ------------
    Total Internet Security                             1,264
                                                  ------------
    MACHINERY-FARM -- 0.5%
      Deere                                8,300          693
                                                  ------------
    Total Machinery-Farm                                  693
                                                  ------------
    MEDICAL INSTRUMENTS -- 1.6%
      Intuitive Surgical*                 17,910        2,113
                                                  ------------
    Total Medical Instruments                           2,113
                                                  ------------
    MEDICAL PRODUCTS -- 0.5%
      Varian Medical Systems*             14,600          691
                                                  ------------
    Total Medical Products                                691
                                                  ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 3.5%
      Biogen Idec*                        22,900        1,061
      Genentech*                          27,550        2,254
      Genzyme*                            22,400        1,367
                                                  ------------
    Total Medical-Biomedical/Genetic                    4,682
                                                  ------------
    MEDICAL-DRUGS -- 4.8%
      Allergan                            13,600        1,459
      AstraZeneca ADR                     40,390        2,416
      Wyeth                               59,800        2,656
                                                  ------------
    Total Medical-Drugs                                 6,531
                                                  ------------
    MULTI-LINE INSURANCE -- 1.6%
      ACE                                 43,800        2,216
                                                  ------------
    Total Multi-Line Insurance                          2,216
                                                  ------------
    NETWORKING PRODUCTS -- 1.2%
      Cisco Systems*                      85,200        1,664
                                                  ------------
    Total Networking Products                           1,664
                                                  ------------
    OIL & GAS DRILLING -- 2.5%
      Nabors Industries*                  82,300        2,781
      Transocean*                          8,300          667
                                                  ------------
    Total Oil & Gas Drilling                            3,448
                                                  ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.2%
      Southwestern Energy*                68,300        2,128
      XTO Energy                          51,180        2,266
                                                  ------------
    Total Oil Companies-Exploration & Production        4,394
                                                  ------------
    OIL COMPANIES-INTEGRATED -- 0.4%
      Exxon Mobil                          9,200          564
                                                  ------------
    Total Oil Companies-Integrated                        564
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    OIL FIELD MACHINERY & EQUIPMENT -- 2.7%
      National Oilwell Varco*             57,310  $     3,629
                                                  ------------
    Total Oil Field Machinery & Equipment               3,629
                                                  ------------
    OIL REFINING & MARKETING -- 1.9%
      Valero Energy                       37,800        2,514
                                                  ------------
    Total Oil Refining & Marketing                      2,514
                                                  ------------
    OIL-FIELD SERVICES -- 1.1%
      BJ Services                         40,400        1,505
                                                  ------------
    Total Oil-Field Services                            1,505
                                                  ------------
    PHARMACY SERVICES -- 1.4%
      Express Scripts*                    26,070        1,870
                                                  ------------
    Total Pharmacy Services                             1,870
                                                  ------------
    PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.5%
      Psychiatric Solutions*              22,200          636
                                                  ------------
    Total Physical Therapy/Rehabilitation Centers         636
                                                  ------------
    PROPERTY/CASUALTY INSURANCE -- 1.5%
      Chubb                               41,220        2,057
                                                  ------------
    Total Property/Casualty Insurance                   2,057
                                                  ------------
    REAL ESTATE MANAGEMENT/SERVICES -- 1.7%
      CB Richard Ellis Group, Cl
      A*                                  92,950        2,314
                                                  ------------
    Total Real Estate Management/Services               2,314
                                                  ------------
    REINSURANCE -- 0.7%
      PartnerRe                           14,300          916
                                                  ------------
    Total Reinsurance                                     916
                                                  ------------
    RETAIL-APPAREL/SHOE -- 0.8%
      Chico's FAS*                        39,900        1,076
                                                  ------------
    Total Retail-Apparel/Shoe                           1,076
                                                  ------------
    RETAIL-COMPUTER EQUIPMENT -- 0.6%
      GameStop, Cl A*                     18,400          773
                                                  ------------
    Total Retail-Computer Equipment                       773
                                                  ------------
    RETAIL-PET FOOD & SUPPLIES -- 1.0%
      Petsmart                            55,300        1,416
                                                  ------------
    Total Retail-Pet Food & Supplies                    1,416
                                                  ------------
    RETAIL-RESTAURANTS -- 0.8%
      Starbucks*                          30,300        1,144
                                                  ------------
    Total Retail-Restaurants                            1,144
                                                  ------------
    RETAIL-SPORTING GOODS -- 0.5%
      Dick's Sporting Goods*              15,600          618
                                                  ------------
    Total Retail-Sporting Goods                           618
                                                  ------------

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Select Growth Fund
June 30, 2006 (Unaudited)

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.9%
      Marvell Technology Group*           26,080  $     1,156
                                                  ------------
    Total Semiconductor Components-Integrated
    Circuits                                            1,156
                                                  ------------
    SEMICONDUCTOR EQUIPMENT -- 1.2%
      Applied Materials                   96,930        1,578
                                                  ------------
    Total Semiconductor Equipment                       1,578
                                                  ------------
    TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- 1.7%
      Corning*                            94,300        2,281
                                                  ------------
    Total Telecommunications Equipment-Fiber
    Optics                                              2,281
                                                  ------------
    THERAPEUTICS -- 1.8%
      Gilead Sciences*                    40,310        2,385
                                                  ------------
    Total Therapeutics                                  2,385
                                                  ------------
    WEB PORTALS/ISP -- 2.9%
      Google, Cl A*                        9,210        3,862
                                                  ------------
    Total Web Portals/ISP                               3,862
                                                  ------------
    WIRELESS EQUIPMENT -- 2.4%
      Nokia ADR                           49,600        1,005
      Qualcomm                            54,410        2,180
                                                  ------------
    Total Wireless Equipment                            3,185
                                                  ------------
    X-RAY EQUIPMENT -- 1.7%
      Hologic*                            46,800        2,311
                                                  ------------
    Total X-Ray Equipment                               2,311
                                                  ------------
Total Common Stock (Cost $128,609)                    132,771
                                                  ------------

REPURCHASE AGREEMENT -- 1.8%
  Morgan Stanley                       2,496        ,496
     5.050%, dated 06/30/06, to
    be repurchased on 07/03/06,
    repurchase price $2,497,040
    (collateralized by a U.S.
    Government obligation, par
    value $2,655,000, 5.000%,
    12/21/15, total market value
    $2,549,623)(A)                       $ 2,496        2,496
                                                  ------------
Total Repurchase Agreement (Cost $2,496)                2,496
                                                  ------------

Total Investments -- 100.0% (Cost $131,105) +         135,267
                                                  ------------

Other Assets and Liabilities, Net -- (0.0)%               (18)
                                                  ------------

Net Assets -- 100.0%                               $  135,249
                                                  ============

--------------------------------------------------------------------------------

* Non-income producing security.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
ISP -- Internet Service Provider
R&D -- Research and Development
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $131,104,927, and the unrealized appreciation and depreciation were $10,579,961 and $(6,418,278), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
3                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 97.9%
    AEROSPACE/DEFENSE -- 1.3%
      Teledyne Technologies*              18,020  $       590
                                                  ------------
    Total Aerospace/Defense                               590
                                                  ------------
    AEROSPACE/DEFENSE-EQUIPMENT -- 1.0%
      Alliant Techsystems*                 4,215          322
      BE Aerospace*                        6,355          145
                                                  ------------
    Total Aerospace/Defense-Equipment                     467
                                                  ------------
    AGRICULTURAL OPERATIONS -- 1.6%
      Delta & Pine Land                   15,325          450
      Tejon Ranch*                         6,385          263
                                                  ------------
    Total Agricultural Operations                         713
                                                  ------------
    AIRLINES -- 0.4%
      Republic Airways Holdings*           9,900          169
                                                  ------------
    Total Airlines                                        169
                                                  ------------
    APPAREL MANUFACTURERS -- 0.8%
      Carter's*                            5,705          151
      Maidenform Brands*                  15,200          187
                                                  ------------
    Total Apparel Manufacturers                           338
                                                  ------------
    APPLICATIONS SOFTWARE -- 1.1%
      American Reprographics*              6,745          245
      Progress Software*                  10,060          235
                                                  ------------
    Total Applications Software                           480
                                                  ------------
    AUDIO/VIDEO PRODUCTS -- 0.9%
      Harman International                 4,885          417
                                                  ------------
    Total Audio/Video Products                            417
                                                  ------------
    B2B/E-COMMERCE -- 0.2%
      i2 Technologies*                     8,000          101
                                                  ------------
    Total B2B/E-Commerce                                  101
                                                  ------------
    BATTERIES/BATTERY SYSTEMS -- 0.5%
      Greatbatch*                          8,785          207
                                                  ------------
    Total Batteries/Battery Systems                       207
                                                  ------------
    BROADCAST SERVICES/PROGRAMMING -- 0.8%
          Nexstar Broadcasting
     Group,       Cl A*                   74,200          356
                                                  ------------
    Total Broadcast Services/Programming                  356
                                                  ------------
    BUILDING & CONSTRUCTION-MISCELLANEOUS -- 0.3%
      Insituform Technologies, Cl
      A*                                   4,965          114
                                                  ------------
    Total Building & Construction-Miscellaneous           114
                                                  ------------
    BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.5%
      Florida Rock Industries              4,725          235
                                                  ------------
    Total Building Products-Cement/Aggregate              235
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    BUILDING PRODUCTS-DOORS & WINDOWS -- 0.2%
      Apogee Enterprises                   7,285  $       107
                                                  ------------
    Total Building Products-Doors & Windows               107
                                                  ------------
    BUILDING-HEAVY CONSTRUCTION -- 0.2%
      Washington Group
         International*                    1,625           87
                                                  ------------
    Total Building-Heavy Construction                      87
                                                  ------------
    BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.3%
      Williams Scotsman
         International*                    5,200          114
                                                  ------------
    Total Building-Mobile Home/Manufactured
    Housing                                               114
                                                  ------------
    CABLE TV -- 2.3%
           Mediacom Communications,
Cl A*                                    114,210          712
      Rogers Communications, Cl B          7,725          312
                                                  ------------
    Total Cable TV                                      1,024
                                                  ------------
    CELLULAR TELECOMMUNICATIONS -- 0.5%
      NII Holdings*                        4,355          246
                                                  ------------
    Total Cellular Telecommunications                     246
                                                  ------------
    CHEMICALS-DIVERSIFIED -- 0.3%
      Olin                                 6,815          122
                                                  ------------
    Total Chemicals-Diversified                           122
                                                  ------------
    CHEMICALS-PLASTICS -- 0.3%
      PolyOne*                            14,100          124
                                                  ------------
    Total Chemicals-Plastics                              124
                                                  ------------
    CHEMICALS-SPECIALTY -- 0.8%
      Hercules*                            9,095          139
      MacDermid                            8,110          233
                                                  ------------
    Total Chemicals-Specialty                             372
                                                  ------------
    CIRCUIT BOARDS -- 0.5%
      Park Electrochemical                 9,000          232
                                                  ------------
    Total Circuit Boards                                  232
                                                  ------------
    COMMERCIAL BANKS-WESTERN US -- 0.4%
      SVB Financial Group*                 4,100          186
                                                  ------------
    Total Commercial Banks-Western US                     186
                                                  ------------
    COMMERCIAL SERVICES-FINANCE -- 2.6%
      Euronet Worldwide*                   4,515          173
      Jackson Hewitt Tax Service          15,795          495
      Wright Express*                     16,695          480
                                                  ------------
    Total Commercial Services-Finance                   1,148
                                                  ------------
    COMPUTER AIDED DESIGN -- 0.8%
      Ansys*                               7,515          359
                                                  ------------
    Total Computer Aided Design                           359
                                                  ------------

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    COMPUTER SERVICES -- 1.3%
      Ceridian*                            8,790  $       215
      Perot Systems, Cl A*                25,410          368
                                                  ------------
    Total Computer Services                               583
                                                  ------------
    COMPUTER SOFTWARE -- 0.9%
      Blackbaud                           17,970          408
                                                  ------------
    Total Computer Software                               408
                                                  ------------
    COMPUTERS-INTEGRATED SYSTEMS -- 1.1%
      Kronos*                              3,250          118
      Micros Systems*                      2,925          128
      Netscout Systems*                   28,600          255
                                                  ------------
    Total Computers-Integrated Systems                    501
                                                  ------------
    CONSUMER PRODUCTS-MISCELLANEOUS -- 0.5%
      Scotts Miracle-Gro, Cl A             5,370          227
                                                  ------------
    Total Consumer Products-Miscellaneous                 227
                                                  ------------
    DATA PROCESSING/MANAGEMENT -- 1.3%
      Dun & Bradstreet*                    4,775          333
      MoneyGram International              3,365          114
      Schawk                               6,630          116
                                                  ------------
    Total Data Processing/Management                      563
                                                  ------------
    DIAGNOSTIC EQUIPMENT -- 0.2%
      Cytyc*                               3,755           95
                                                  ------------
    Total Diagnostic Equipment                             95
                                                  ------------
    DIAGNOSTIC KITS -- 1.2%
      Dade Behring Holdings                5,615          234
      Meridian Bioscience                 11,370          284
                                                  ------------
    Total Diagnostic Kits                                 518
                                                  ------------
    DIRECT MARKETING -- 0.9%
      Catalina Marketing                   5,300          151
      Harte-Hanks                          9,765          250
                                                  ------------
    Total Direct Marketing                                401
                                                  ------------
    DISPOSABLE MEDICAL PRODUCTS -- 1.3%
      C.R. Bard                            8,070          591
                                                  ------------
    Total Disposable Medical Products                     591
                                                  ------------
    DISTRIBUTION/WHOLESALE -- 0.4%
      CDW                                  3,520          192
                                                  ------------
    Total Distribution/Wholesale                          192
                                                  ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 2.0%
      Actuant, Cl A                        5,705          285
      Brink's                              4,115          232
      ESCO Technologies*                   6,720          359
                                                  ------------
    Total Diversified Manufacturing Operations            876
                                                  ------------
    DRUG DELIVERY SYSTEMS -- 0.2%
      Conor Medsystems*                    3,490           96
                                                  ------------
    Total Drug Delivery Systems                            96
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    E-SERVICES/CONSULTING -- 0.6%
      Keynote Systems*                    25,650  $       264
                                                  ------------
    Total E-Services/Consulting                           264
                                                  ------------
    ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.5%
      Ametek                               4,770          226
                                                  ------------
    Total Electric Products-Miscellaneous                 226
                                                  ------------
    ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.9%
      Daktronics                           6,360          184
      International DisplayWorks*         44,800          233
                                                  ------------
    Total Electronic Components-Miscellaneous             417
                                                  ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.7%
      MIPS Technologies*                  21,200          129
      Skyworks Solutions*                 29,500          162
                                                  ------------
    Total Electronic Components-Semiconductors            291
                                                  ------------
    ELECTRONIC CONNECTORS -- 1.3%
      Amphenol, Cl A                      10,320          578
                                                  ------------
    Total Electronic Connectors                           578
                                                  ------------
    ELECTRONIC DESIGN AUTOMATION -- 0.6%
      Synplicity*                         44,600          262
                                                  ------------
    Total Electronic Design Automation                    262
                                                  ------------
    ELECTRONIC MEASURING INSTRUMENTS -- 0.8%
      Molecular Devices*                   4,045          124
      Orbotech*                           10,465          240
                                                  ------------
    Total Electronic Measuring Instruments                364
                                                  ------------
    ENGINEERING/R&D SERVICES -- 0.4%
      Shaw Group*                          6,300          175
                                                  ------------
    Total Engineering/R&D Services                        175
                                                  ------------
    ENTERPRISE SOFTWARE/SERVICES -- 0.7%
      Lawson Software*                    44,300          297
                                                  ------------
    Total Enterprise Software/Services                    297
                                                  ------------
    FINANCE-CONSUMER LOANS -- 1.7%
      Encore Capital Group*               10,300          127
      First Marblehead                     9,025          514
      Portfolio Recovery
      Associates*                          2,370          108
                                                  ------------
    Total Finance-Consumer Loans                          749
                                                  ------------
    FINANCE-OTHER SERVICES -- 1.0%
      Asset Acceptance Capital*           13,415          266
      International Securities
         Exchange*                         2,850          109
      MarketAxess Holdings*                4,670           51
                                                  ------------
    Total Finance-Other Services                          426
                                                  ------------
    FINANCIAL GUARANTEE INSURANCE -- 0.8%
      AMBAC Financial Group                3,130          254
      Primus Guaranty*                    11,085          123
                                                  ------------
    Total Financial Guarantee Insurance                   377
                                                  ------------

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    FOOD-DAIRY PRODUCTS -- 0.7%
      Dean Foods*                          8,740  $       325
                                                  ------------
    Total Food-Dairy Products                             325
                                                  ------------
    GAMBLING (NON-HOTEL) -- 0.2%
      Isle of Capri Casinos*               3,200           82
                                                  ------------
    Total Gambling (Non-Hotel)                             82
                                                  ------------
    HOME FURNISHINGS -- 0.5%
      Tempur-Pedic International*         16,000          216
                                                  ------------
    Total Home Furnishings                                216
                                                  ------------
    HOSPITAL BEDS/EQUIPMENT -- 0.4%
      Kinetic Concepts*                    3,700          163
                                                  ------------
    Total Hospital Beds/Equipment                         163
                                                  ------------
    HOTELS & MOTELS -- 0.6%
      Jameson Inns*                       93,100          272
                                                  ------------
    Total Hotels & Motels                                 272
                                                  ------------
    HUMAN RESOURCES -- 0.5%
      Manpower                             3,440          222
      Medical Staffing Network
         Holdings*                         1,410            7
                                                  ------------
    Total Human Resources                                 229
                                                  ------------
    IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.3%
      Symbol Technologies                 14,250          154
                                                  ------------
    Total Identification Systems/Development              154
                                                  ------------
    INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.5%
      Dolby Laboratories, Cl A*           10,310          240
                                                  ------------
    Total Industrial Audio & Video Products               240
                                                  ------------
    INDUSTRIAL AUTOMATION/ROBOT -- 0.7%
      Cognex                              12,295          320
                                                  ------------
    Total Industrial Automation/Robot                     320
                                                  ------------
    INTERNET INFRASTRUCTURE EQUIPMENT -- 0.5%
      Avocent*                             8,905          234
                                                  ------------
    Total Internet Infrastructure Equipment               234
                                                  ------------
    INTERNET SECURITY -- 0.7%
      Checkfree*                           4,625          229
      Ipass*                              16,700           94
                                                  ------------
    Total Internet Security                               323
                                                  ------------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 1.8%
      Affiliated Managers Group*           6,065          527
      AllianceBernstein                    4,300          263
                                                  ------------
    Total Investment Management/Advisory Services         790
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    LIFE/HEALTH INSURANCE -- 1.4%
      AmerUs Group                         3,825  $       224
      KMG America*                        20,825          185
      Stancorp Financial Group             4,590          233
                                                  ------------
    Total Life/Health Insurance                           642
                                                  ------------
    MEDICAL INSTRUMENTS -- 2.0%
      Cambridge Heart*                   134,800          298
      DJO*                                 7,280          268
      Edwards Lifesciences*                7,650          348
                                                  ------------
    Total Medical Instruments                             914
                                                  ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 2.6%
      Applera Corp - Celera
         Genomics Group*                   9,205          119
      Barrier Therapeutics*               51,100          334
      Cambrex                             11,600          242
      Digene*                              3,365          130
      Enzon Pharmaceuticals*              14,920          113
      Qiagen*                             17,065          234
                                                  ------------
    Total Medical-Biomedical/Genetic                    1,172
                                                  ------------
    MEDICAL-DRUGS -- 0.8%
      Angiotech Pharmaceuticals*          21,615          254
      Aspreva Pharmaceuticals*             4,000          109
                                                  ------------
    Total Medical-Drugs                                   363
                                                  ------------
    MEDICAL-GENERIC DRUGS -- 0.7%
      Perrigo                             19,880          320
                                                  ------------
    Total Medical-Generic Drugs                           320
                                                  ------------
    MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.8%
      Lincare Holdings*                    9,905          375
                                                  ------------
    Total Medical-Outpatient/Home Medical                 375
                                                  ------------
    METAL PROCESSORS & FABRICATORS -- 0.5%
      Precision Castparts                  3,805          227
                                                  ------------
    Total Metal Processors & Fabricators                  227
                                                  ------------
    MULTI-LINE INSURANCE -- 0.6%
      Assurant                             5,600          271
                                                  ------------
    Total Multi-Line Insurance                            271
                                                  ------------
    MULTIMEDIA -- 1.1%
      Entravision
            Communications, Cl A*         26,515          227
      Gemstar-TV Guide
         International*                   77,400          273
                                                  ------------
    Total Multimedia                                      500
                                                  ------------
    NETWORKING PRODUCTS -- 1.5%
      Foundry Networks*                   14,945          160
      Netgear*                            23,200          502
                                                  ------------
    Total Networking Products                             662
                                                  ------------

--------------------------------------------------------------------------------
3                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    NON-HAZARDOUS WASTE DISPOSAL -- 1.3%
      Waste Connections*                   5,665  $       206
      WCA Waste*                          43,790          362
                                                  ------------
    Total Non-Hazardous Waste Disposal                    568
                                                  ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.2%
      Forest Oil*                          6,880          228
      Mariner Energy Inc*                  5,572          102
      Stone Energy*                        4,615          215
                                                  ------------
    Total Oil Companies-Exploration & Production          545
                                                  ------------
    OIL FIELD MACHINERY & EQUIPMENT -- 2.8%
      Dresser-Rand*                        6,640          156
      Dril-Quip*                           4,390          362
      FMC Technologies*                    8,425          568
      NATCO Group, Cl A*                   4,200          169
                                                  ------------
    Total Oil Field Machinery & Equipment               1,255
                                                  ------------
    OIL-FIELD SERVICES -- 2.1%
      Core Laboratories*                   2,485          152
      Helix Energy Solutions*              4,530          183
      Superior Energy Services*            7,770          263
      Trico Marine Services*               2,200           75
      W-H Energy Services*                 5,445          277
                                                  ------------
    Total Oil-Field Services                              950
                                                  ------------
    PAPER & RELATED PRODUCTS -- 3.1%
      Abitibi-Consolidated                87,300          239
      Bowater                             13,800          314
      Caraustar Industries*               48,500          437
      Domtar                              18,000          111
      Neenah Paper                         9,565          291
                                                  ------------
    Total Paper & Related Products                      1,392
                                                  ------------
    PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.4%
      RehabCare Group*                     9,800          170
                                                  ------------
    Total Physical Therapy/Rehabilitation Centers         170
                                                  ------------
    PROPERTY/CASUALTY INSURANCE -- 2.2%
      Arch Capital Group*                  8,480          504
      CNA Surety*                         17,295          299
      Philadelphia Consolidated
         Holding*                          3,880          118
      RLI                                  1,310           63
                                                  ------------
    Total Property/Casualty Insurance                     984
                                                  ------------
    PUBLISHING-BOOKS -- 1.9%
      John Wiley & Sons, Cl A             12,200          405
      Scholastic*                         17,530          455
                                                  ------------
    Total Publishing-Books                                860
                                                  ------------
    PUBLISHING-PERIODICALS -- 0.4%
      Playboy Enterprises, Cl B*          17,700          177
                                                  ------------
    Total Publishing-Periodicals                          177
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    RADIO -- 1.3%
      Radio One, Cl A*                    16,170  $       121
      Radio One, Cl D*                    33,380          247
      Spanish Broadcasting
            System, Cl A*                 41,520          212
                                                  ------------
    Total Radio                                           580
                                                  ------------
    REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
      Trammell Crow*                       2,650           93
                                                  ------------
    Total Real Estate Management/Services                  93
                                                  ------------
    REINSURANCE -- 2.7%
      Aspen Insurance Holdings            16,950          394
      Endurance Specialty Holdings        10,150          325
      Montpelier Re Holdings              18,900          327
      Platinum Underwriters
      Holdings                             6,400          179
                                                  ------------
    Total Reinsurance                                   1,225
                                                  ------------
    REITS-HOTELS -- 1.1%
      Ashford Hospitality Trust           25,740          325
      DiamondRock Hospitality             11,175          165
                                                  ------------
    Total REITs-Hotels                                    490
                                                  ------------
    REITS-MORTGAGE -- 1.2%
      Gramercy Capital                     4,420          114
      HomeBanc                            25,195          200
      KKR Financial                       10,755          224
                                                  ------------
    Total REITs-Mortgage                                  538
                                                  ------------
    REITS-OFFICE PROPERTY -- 0.7%
      American Financial Realty
      Trust                               34,550          334
                                                  ------------
    Total REITs-Office Property                           334
                                                  ------------
    RESORTS/THEME PARKS -- 1.1%
      Vail Resorts*                       13,090          486
                                                  ------------
    Total Resorts/Theme Parks                             486
                                                  ------------
    RETAIL-APPAREL/SHOE -- 0.4%
      Footstar*                           38,400          199
                                                  ------------
    Total Retail-Apparel/Shoe                             199
                                                  ------------
    RETAIL-AUTO PARTS -- 0.4%
      Advance Auto Parts                   5,930          171
                                                  ------------
    Total Retail-Auto Parts                               171
                                                  ------------
    RETAIL-JEWELRY -- 0.4%
      Tiffany                              5,945          196
                                                  ------------
    Total Retail-Jewelry                                  196
                                                  ------------
    RETAIL-PROPANE DISTRIBUTION -- 0.5%
      Star Gas Partners*                  91,300          245
                                                  ------------
    Total Retail-Propane Distribution                     245
                                                  ------------

--------------------------------------------------------------------------------
4                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    RETAIL-RESTAURANTS -- 0.6%
      Morton's Restaurant*                17,200  $       264
                                                  ------------
    Total Retail-Restaurants                              264
                                                  ------------
    RETAIL-VIDEO RENTAL -- 1.2%
      Blockbuster, Cl A                  109,115          543
                                                  ------------
    Total Retail-Video Rental                             543
                                                  ------------
    SATELLITE TELECOM -- 0.6%
      Loral Space &
      Communications*                      9,400          267
                                                  ------------
    Total Satellite Telecom                               267
                                                  ------------
    SCHOOLS-DAY CARE -- 0.2%
      Bright Horizons Family
         Solutions*                        2,570           97
                                                  ------------
    Total Schools-Day Care                                 97
                                                  ------------
    SEMICONDUCTOR EQUIPMENT -- 1.6%
      Cabot Microelectronics*              8,800          266
      Credence Systems*                   10,000           35
      Entegris*                           19,285          184
      Varian Semiconductor
         Equipment Associates*             7,542          246
                                                  ------------
    Total Semiconductor Equipment                         731
                                                  ------------
    SOFTWARE TOOLS -- 0.3%
      Borland Software*                   21,550          114
                                                  ------------
    Total Software Tools                                  114
                                                  ------------
    STEEL-PRODUCERS -- 0.5%
      Carpenter Technology                 2,005          232
                                                  ------------
    Total Steel-Producers                                 232
                                                  ------------
    TELECOMMUNICATIONS EQUIPMENT -- 0.3%
      CommScope*                           4,015          126
                                                  ------------
    Total Telecommunications Equipment                    126
                                                  ------------
    TELECOMMUNICATIONS SERVICES -- 1.7%
      Iowa Telecommunications
         Services                         11,600          219
      NeuStar, Cl A*                       7,705          260
      Time Warner Telecom, Cl A*          20,320          302
                                                  ------------
    Total Telecommunications Services                     781
                                                  ------------
    TELEPHONE-INTEGRATED -- 1.0%
      IDT, Cl B*                          13,700          189
      Valor Communications Group*         24,585          281
                                                  ------------
    Total Telephone-Integrated                            470
                                                  ------------
    TELEVISION -- 1.3%
      Sinclair Broadcast Group,
      Cl A                                68,980          590
                                                  ------------
    Total Television                                      590
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    TRANSPORT-EQUIPMENT & LEASING -- 1.6%
      GATX                                 9,600  $       408
      Greenbrier                           9,300          305
                                                  ------------
    Total Transport-Equipment & Leasing                   713
                                                  ------------
    TRANSPORT-TRUCK -- 1.5%
      Forward Air                          7,565          308
      JB Hunt Transport Services          15,195          379
                                                  ------------
    Total Transport-Truck                                 687
                                                  ------------
    TRAVEL SERVICES -- 0.4%
      Ambassadors Group                    6,805          197
                                                  ------------
    Total Travel Services                                 197
                                                  ------------
    WIRE & CABLE PRODUCTS -- 0.4%
      General Cable*                       5,595          195
                                                  ------------
    Total Wire & Cable Products                           195
                                                  ------------
Total Common Stock (Cost $42,152)                      44,044
                                                  ------------

INVESTMENT COMPANY -- 0.7%
       INDEX FUND - SMALL CAP -- 0.7%
         iShares Russell 2000 Index
Fund                                       4,400          317
                                                  ------------
Total Investment Company (Cost $295)                      317
                                                  ------------

Total Investments -- 98.6% (Cost $42,447) +            44,361
                                                  ------------

Other Assets and Liabilities, Net -- 1.4%                 622
                                                  ------------

Net Assets -- 100.0%                               $   44,983
                                                  ============

--------------------------------------------------------------------------------

* Non-income producing security.
B2B -- Business to Business
Cl -- Class
REITs -- Real Estate Investment Trusts
R&D -- Research and Development
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $42,447,086, and the unrealized appreciation and depreciation were $4,595,016 and $(2,681,489), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
5                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 97.8%
    AEROSPACE/DEFENSE -- 0.7%
      Teledyne Technologies*               9,120  $       299
                                                  ------------
    Total Aerospace/Defense                               299
                                                  ------------
    AEROSPACE/DEFENSE-EQUIPMENT -- 1.6%
      Alliant Techsystems*                 2,115          161
      BE Aerospace*                       24,344          557
                                                  ------------
    Total Aerospace/Defense-Equipment                     718
                                                  ------------
    AGRICULTURAL OPERATIONS -- 0.6%
      Delta & Pine Land                    5,010          147
      Tejon Ranch*                         3,157          130
                                                  ------------
    Total Agricultural Operations                         277
                                                  ------------
    AIRLINES -- 0.2%
      Republic Airways Holdings*           4,900           83
                                                  ------------
    Total Airlines                                         83
                                                  ------------
    APPAREL MANUFACTURERS -- 0.4%
      Carter's*                            2,850           75
      Maidenform Brands*                   7,700           95
                                                  ------------
    Total Apparel Manufacturers                           170
                                                  ------------
    APPLICATIONS SOFTWARE -- 1.7%
      American Reprographics*             11,975          434
      Nuance Communications*              22,080          222
      Progress Software*                   5,035          118
                                                  ------------
    Total Applications Software                           774
                                                  ------------
    AUDIO/VIDEO PRODUCTS -- 0.5%
      Harman International                 2,450          209
                                                  ------------
    Total Audio/Video Products                            209
                                                  ------------
    B2B/E-COMMERCE -- 0.1%
      i2 Technologies*                     4,000           51
                                                  ------------
    Total B2B/E-Commerce                                   51
                                                  ------------
    BATTERIES/BATTERY SYSTEMS -- 0.2%
      Greatbatch*                          4,760          112
                                                  ------------
    Total Batteries/Battery Systems                       112
                                                  ------------
    BROADCAST SERVICES/PROGRAMMING -- 0.4%
      Nexstar Broadcasting
         Group,    Cl A*                  38,073          183
                                                  ------------
    Total Broadcast Services/Programming                  183
                                                  ------------
    BUILDING & CONSTRUCTION-MISCELLANEOUS -- 0.1%
      Insituform Technologies, Cl
      A*                                   2,476           57
                                                  ------------
    Total Building & Construction-Miscellaneous            57
                                                  ------------
    BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.3%
      Florida Rock Industries              2,350          117
                                                  ------------
    Total Building Products-Cement/Aggregate              117
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    BUILDING PRODUCTS-DOORS & WINDOWS -- 0.1%
      Apogee Enterprises                   3,650  $        54
                                                  ------------
    Total Building Products-Doors & Windows                54
                                                  ------------
    BUILDING-HEAVY CONSTRUCTION -- 0.1%
      Washington Group
         International*                      764           41
                                                  ------------
    Total Building-Heavy Construction                      41
                                                  ------------
    BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 0.1%
      Williams Scotsman
         International*                    2,900           63
                                                  ------------
    Total Building-Mobile Home/Manufactured
    Housing                                                63
                                                  ------------
    CABLE TV -- 1.2%
           Mediacom Communications,
Cl A*                                     58,052          362
      Rogers Communications, Cl B          3,875          156
                                                  ------------
    Total Cable TV                                        518
                                                  ------------
    CASINO HOTELS -- 0.8%
      Station Casinos                      4,940          336
                                                  ------------
    Total Casino Hotels                                   336
                                                  ------------
    CELLULAR TELECOMMUNICATIONS -- 0.3%
      NII Holdings*                        2,165          122
                                                  ------------
    Total Cellular Telecommunications                     122
                                                  ------------
    CHEMICALS-DIVERSIFIED -- 0.1%
      Olin                                 3,380           61
                                                  ------------
    Total Chemicals-Diversified                            61
                                                  ------------
    CHEMICALS-PLASTICS -- 0.1%
      PolyOne*                             7,200           63
                                                  ------------
    Total Chemicals-Plastics                               63
                                                  ------------
    CHEMICALS-SPECIALTY -- 0.4%
      Hercules*                            4,552           70
      MacDermid                            4,065          117
                                                  ------------
    Total Chemicals-Specialty                             187
                                                  ------------
    CIRCUIT BOARDS -- 0.3%
      Park Electrochemical                 4,600          118
                                                  ------------
    Total Circuit Boards                                  118
                                                  ------------
    COMMERCIAL BANKS-EASTERN US -- 1.1%
      Signature Bank*                     14,761          478
                                                  ------------
    Total Commercial Banks-Eastern US                     478
                                                  ------------
    COMMERCIAL BANKS-WESTERN US -- 0.7%
      Community Bancorp*                   6,833          212
      SVB Financial Group*                 2,034           93
                                                  ------------
    Total Commercial Banks-Western US                     305
                                                  ------------

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    COMMERCIAL SERVICES -- 1.8%
      CoStar*                              6,000  $       359
      PeopleSupport*                       8,600          116
      Providence Service*                 12,852          350
                                                  ------------
    Total Commercial Services                             825
                                                  ------------
    COMMERCIAL SERVICES-FINANCE -- 1.2%
      Euronet Worldwide*                   1,555           60
      Jackson Hewitt Tax Service           7,860          246
      Wright Express*                      8,412          242
                                                  ------------
    Total Commercial Services-Finance                     548
                                                  ------------
    COMPUTER AIDED DESIGN -- 0.4%
      Ansys*                               3,455          165
                                                  ------------
    Total Computer Aided Design                           165
                                                  ------------
    COMPUTER SERVICES -- 0.6%
      Ceridian*                            4,405          108
      Perot Systems, Cl A*                12,700          184
                                                  ------------
    Total Computer Services                               292
                                                  ------------
    COMPUTER SOFTWARE -- 0.4%
      Blackbaud                            8,705          198
                                                  ------------
    Total Computer Software                               198
                                                  ------------
    COMPUTERS -- 0.9%
      Rackable Systems*                    9,945          393
                                                  ------------
    Total Computers                                       393
                                                  ------------
    COMPUTERS-INTEGRATED SYSTEMS -- 0.6%
      Kronos*                              1,630           59
      Micros Systems*                      1,465           64
      Netscout Systems*                   14,500          129
                                                  ------------
    Total Computers-Integrated Systems                    252
                                                  ------------
    CONSULTING SERVICES -- 2.3%
      Advisory Board*                      4,194          202
      Corporate Executive Board            2,010          201
      Huron Consulting Group*              9,687          340
      LECG*                               14,856          274
                                                  ------------
    Total Consulting Services                           1,017
                                                  ------------
    CONSUMER PRODUCTS-MISCELLANEOUS -- 0.3%
      Scotts Miracle-Gro, Cl A             2,695          114
                                                  ------------
    Total Consumer Products-Miscellaneous                 114
                                                  ------------
    DATA PROCESSING/MANAGEMENT -- 0.6%
      Dun & Bradstreet*                    2,370          165
      MoneyGram International              1,729           59
      Schawk                               3,250           57
                                                  ------------
    Total Data Processing/Management                      281
                                                  ------------
    DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                               1,885           48
                                                  ------------
    Total Diagnostic Equipment                             48
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    DIAGNOSTIC KITS -- 1.0%
      Dade Behring Holdings                4,960  $       207
      Meridian Bioscience                  5,700          142
      Quidel*                             12,150          115
                                                  ------------
    Total Diagnostic Kits                                 464
                                                  ------------
    DIRECT MARKETING -- 0.5%
      Catalina Marketing                   2,700           77
      Harte-Hanks                          4,895          125
                                                  ------------
    Total Direct Marketing                                202
                                                  ------------
    DISPOSABLE MEDICAL PRODUCTS -- 0.7%
      C.R. Bard                            4,045          296
                                                  ------------
    Total Disposable Medical Products                     296
                                                  ------------
    DISTRIBUTION/WHOLESALE -- 0.2%
      CDW                                  1,765           96
                                                  ------------
    Total Distribution/Wholesale                           96
                                                  ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 2.6%
      Actuant, Cl A                        2,830          142
      Brink's                              2,060          116
      ESCO Technologies*                  16,800          898
                                                  ------------
    Total Diversified Manufacturing Operations          1,156
                                                  ------------
    DRUG DELIVERY SYSTEMS -- 0.1%
      Conor Medsystems*                    1,810           50
                                                  ------------
    Total Drug Delivery Systems                            50
                                                  ------------
    E-SERVICES/CONSULTING -- 0.3%
      Keynote Systems*                    12,792          132
                                                  ------------
    Total E-Services/Consulting                           132
                                                  ------------
    ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.2%
      Ametek                               2,365          112
                                                  ------------
    Total Electric Products-Miscellaneous                 112
                                                  ------------
    ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.5%
      Daktronics                           3,190           92
      International DisplayWorks*         22,700          118
                                                  ------------
    Total Electronic Components-Miscellaneous             210
                                                  ------------
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.4%
      Diodes*                              4,475          185
      Microsemi*                          11,265          275
      MIPS Technologies*                  11,000           67
      Skyworks Solutions*                 15,500           85
                                                  ------------
    Total Electronic Components-Semiconductors            612
                                                  ------------
    ELECTRONIC CONNECTORS -- 0.6%
      Amphenol, Cl A                       5,175          290
                                                  ------------
    Total Electronic Connectors                           290
                                                  ------------
    ELECTRONIC DESIGN AUTOMATION -- 0.3%
      Synplicity*                         22,700          133
                                                  ------------
    Total Electronic Design Automation                    133
                                                  ------------

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    ELECTRONIC MEASURING INSTRUMENTS -- 1.6%
      Itron*                               8,995  $       533
      Molecular Devices*                   2,030           62
      Orbotech*                            5,250          120
                                                  ------------
    Total Electronic Measuring Instruments                715
                                                  ------------
    ENGINEERING/R&D SERVICES -- 0.2%
      Shaw Group*                          3,220           89
                                                  ------------
    Total Engineering/R&D Services                         89
                                                  ------------
    ENTERPRISE SOFTWARE/SERVICES -- 0.3%
      Lawson Software*                    22,600          151
                                                  ------------
    Total Enterprise Software/Services                    151
                                                  ------------
    FINANCE-CONSUMER LOANS -- 0.8%
      Encore Capital Group*                5,200           64
      First Marblehead                     4,575          261
      Portfolio Recovery
      Associates*                          1,079           49
                                                  ------------
    Total Finance-Consumer Loans                          374
                                                  ------------
    FINANCE-INVESTMENT BANKER/BROKER -- 0.5%
      Greenhill                            3,600          219
                                                  ------------
    Total Finance-Investment Banker/Broker                219
                                                  ------------
    FINANCE-OTHER SERVICES -- 2.1%
      Asset Acceptance Capital*            6,797          134
      GFI Group*                           7,691          415
      International Securities
         Exchange                          9,531          363
      MarketAxess Holdings*                2,258           25
                                                  ------------
    Total Finance-Other Services                          937
                                                  ------------
    FINANCIAL GUARANTEE INSURANCE -- 0.4%
      AMBAC Financial Group                1,570          127
      Primus Guaranty*                     5,540           62
                                                  ------------
    Total Financial Guarantee Insurance                   189
                                                  ------------
    FOOD-DAIRY PRODUCTS -- 0.4%
      Dean Foods*                          4,385          163
                                                  ------------
    Total Food-Dairy Products                             163
                                                  ------------
    GAMBLING (NON-HOTEL) -- 1.2%
      Isle of Capri Casinos*               1,900           49
      Pinnacle Entertainment*             16,165          495
                                                  ------------
    Total Gambling (Non-Hotel)                            544
                                                  ------------
    HOME FURNISHINGS -- 0.2%
      Tempur-Pedic International*          8,000          108
                                                  ------------
    Total Home Furnishings                                108
                                                  ------------
    HOSPITAL BEDS/EQUIPMENT -- 0.2%
      Kinetic Concepts*                    1,900           84
                                                  ------------
    Total Hospital Beds/Equipment                          84
                                                  ------------
    HOTELS & MOTELS -- 0.3%
      Jameson Inns*                       45,444          133
                                                  ------------
    Total Hotels & Motels                                 133
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    HUMAN RESOURCES -- 1.1%
      Kenexa*                              5,442  $       173
      Labor Ready*                         8,170          185
      Manpower                             1,720          111
      Medical Staffing Network
         Holdings*                           756            4
                                                  ------------
    Total Human Resources                                 473
                                                  ------------
    IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.2%
      Symbol Technologies                  7,054           76
                                                  ------------
    Total Identification Systems/Development               76
                                                  ------------
    IMPORT/EXPORT -- 0.3%
      Castle Brands*                      15,250          118
                                                  ------------
    Total Import/Export                                   118
                                                  ------------
    INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.3%
      Dolby Laboratories, Cl A*            5,170          120
                                                  ------------
    Total Industrial Audio & Video Products               120
                                                  ------------
    INDUSTRIAL AUTOMATION/ROBOT -- 0.4%
      Cognex                               6,165          160
                                                  ------------
    Total Industrial Automation/Robot                     160
                                                  ------------
    INTERNET APPLICATION SOFTWARE -- 0.3%
      Vocus*                               9,732          139
                                                  ------------
    Total Internet Application Software                   139
                                                  ------------
    INTERNET CONNECTIVE SERVICES -- 0.4%
      Cogent Communications*              19,200          180
                                                  ------------
    Total Internet Connective Services                    180
                                                  ------------
    INTERNET INFRASTRUCTURE EQUIPMENT -- 0.3%
      Avocent*                             4,465          117
                                                  ------------
    Total Internet Infrastructure Equipment               117
                                                  ------------
    INTERNET SECURITY -- 0.4%
      Checkfree*                           2,305          114
      Ipass*                               8,500           48
                                                  ------------
    Total Internet Security                               162
                                                  ------------
    INTIMATE APPAREL -- 0.3%
      Tefron*                             10,656          123
                                                  ------------
    Total Intimate Apparel                                123
                                                  ------------
    INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 2.2%
      Affiliated Managers Group*           9,850          856
      AllianceBernstein                    2,160          132
                                                  ------------
    Total Investment Management/Advisory Services         988
                                                  ------------
    LIFE/HEALTH INSURANCE -- 0.7%
      AmerUs Group                         1,920          113
      KMG America*                        10,525           93
      Stancorp Financial Group             2,280          116
                                                  ------------
    Total Life/Health Insurance                           322
                                                  ------------

--------------------------------------------------------------------------------
3                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    MACHINERY-CONSTRUCTION & MINING -- 0.6%
      Bucyrus International, Cl A          5,200  $       263
                                                  ------------
    Total Machinery-Construction & Mining                 263
                                                  ------------
    MEDICAL INFORMATION SYSTEMS -- 0.3%
      Phase Forward*                      12,750          147
                                                  ------------
    Total Medical Information Systems                     147
                                                  ------------
    MEDICAL INSTRUMENTS -- 1.8%
      Cambridge Heart*                    67,800          150
      Conceptus*                          26,695          364
      DJO*                                 3,610          133
      Edwards Lifesciences*                3,810          173
                                                  ------------
    Total Medical Instruments                             820
                                                  ------------
    MEDICAL LABS & TESTING SERVICES -- 0.9%
      Covance*                             6,675          409
                                                  ------------
    Total Medical Labs & Testing Services                 409
                                                  ------------
    MEDICAL LASER SYSTEMS -- 1.5%
      LCA-Vision                          12,630          668
                                                  ------------
    Total Medical Laser Systems                           668
                                                  ------------
    MEDICAL PRODUCTS -- 0.4%
      American Medical Systems
         Holdings*                        11,375          189
                                                  ------------
    Total Medical Products                                189
                                                  ------------
    MEDICAL-BIOMEDICAL/GENETIC -- 1.8%
      Applera Corp - Celera
         Genomics Group*                   4,665           61
      Barrier Therapeutics*               26,000          170
      Cambrex                              5,900          123
      Digene*                              1,685           65
      Enzon Pharmaceuticals*               7,198           54
      Keryx Biopharmaceuticals*           15,765          224
      Qiagen*                              8,540          117
                                                  ------------
    Total Medical-Biomedical/Genetic                      814
                                                  ------------
    MEDICAL-DRUGS -- 2.8%
      Adams Respiratory
         Therapeutics*                    12,660          565
      Angiotech Pharmaceuticals*          10,994          129
      Aspreva Pharmaceuticals*             2,100           57
      New River Pharmaceuticals*           9,820          280
      Santarus*                           30,853          205
                                                  ------------
    Total Medical-Drugs                                 1,236
                                                  ------------
    MEDICAL-GENERIC DRUGS -- 0.4%
      Perrigo                             10,079          162
                                                  ------------
    Total Medical-Generic Drugs                           162
                                                  ------------
    MEDICAL-HMO -- 1.1%
      Centene*                             8,800          207
      Sierra Health Services*              6,595          297
                                                  ------------
    Total Medical-HMO                                     504
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.2%
      Lincare Holdings*                    4,910  $       186
      Radiation Therapy Services*         12,895          347
                                                  ------------
    Total Medical-Outpatient/Home Medical                 533
                                                  ------------
    METAL PROCESSORS & FABRICATORS -- 1.1%
      Ladish*                              9,750          365
      Precision Castparts                  1,840          110
                                                  ------------
    Total Metal Processors & Fabricators                  475
                                                  ------------
    MULTI-LINE INSURANCE -- 0.3%
      Assurant                             2,810          136
                                                  ------------
    Total Multi-Line Insurance                            136
                                                  ------------
    MULTIMEDIA -- 0.6%
      Entravision
            Communications, Cl A*         13,057          112
      Gemstar-TV Guide
         International*                   39,000          137
                                                  ------------
    Total Multimedia                                      249
                                                  ------------
    NETWORKING PRODUCTS -- 0.7%
      Foundry Networks*                    7,556           81
      Netgear*                            11,800          255
                                                  ------------
    Total Networking Products                             336
                                                  ------------
    NON-HAZARDOUS WASTE DISPOSAL -- 0.6%
      Waste Connections*                   2,840          103
      WCA Waste*                          22,136          183
                                                  ------------
    Total Non-Hazardous Waste Disposal                    286
                                                  ------------
    OIL & GAS DRILLING -- 1.0%
      Pioneer Drilling*                   30,438          470
                                                  ------------
    Total Oil & Gas Drilling                              470
                                                  ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.4%
      ATP Oil & Gas*                       1,146           48
      Berry Petroleum, Cl A                1,631           54
      Cabot Oil & Gas                      4,185          205
      Forest Oil*                          3,450          115
      Mariner Energy Inc*                  2,795           51
      Parallel Petroleum*                  1,861           46
      Stone Energy*                        2,322          108
                                                  ------------
    Total Oil Companies-Exploration & Production          627
                                                  ------------
    OIL FIELD MACHINERY & EQUIPMENT -- 2.0%
      Dresser-Rand*                       13,705          322
      Dril-Quip*                           2,200          181
      FMC Technologies*                    4,215          284
      NATCO Group, Cl A*                   2,100           85
                                                  ------------
    Total Oil Field Machinery & Equipment                 872
                                                  ------------

--------------------------------------------------------------------------------
4                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    OIL-FIELD SERVICES -- 3.0%
      Core Laboratories*                   1,318  $        81
      Helix Energy Solutions*              2,314           93
      Hercules Offshore*                   8,800          308
      Superior Energy Services*            3,895          132
      Trico Marine Services*              12,035          409
      W-H Energy Services*                 6,568          334
                                                  ------------
    Total Oil-Field Services                            1,357
                                                  ------------
    PAPER & RELATED PRODUCTS -- 1.6%
      Abitibi-Consolidated                44,400          122
      Bowater                              7,150          163
      Caraustar Industries*               24,600          221
      Domtar                               9,000           55
      Neenah Paper                         4,889          149
                                                  ------------
    Total Paper & Related Products                        710
                                                  ------------
    PHYSICAL PRACTICE MANAGEMENT -- 0.7%
      Healthways*                          6,235          328
                                                  ------------
    Total Physical Practice Management                    328
                                                  ------------
    PHYSICAL THERAPY/REHABILITATION CENTERS -- 1.2%
      Psychiatric Solutions*              15,085          432
      RehabCare Group*                     4,900           85
                                                  ------------
    Total Physical Therapy/Rehabilitation Centers         517
                                                  ------------
    PROPERTY/CASUALTY INSURANCE -- 1.1%
      Arch Capital Group*                  4,160          247
      CNA Surety*                          8,675          150
      Philadelphia Consolidated
         Holding*                          1,945           59
      RLI                                    665           32
                                                  ------------
    Total Property/Casualty Insurance                     488
                                                  ------------
    PUBLISHING-BOOKS -- 1.0%
      John Wiley & Sons, Cl A              6,100          203
      Scholastic*                          8,937          232
                                                  ------------
    Total Publishing-Books                                435
                                                  ------------
    PUBLISHING-PERIODICALS -- 0.2%
      Playboy Enterprises, Cl B*           9,000           90
                                                  ------------
    Total Publishing-Periodicals                           90
                                                  ------------
    RADIO -- 0.7%
      Radio One, Cl A*                     8,051           60
      Radio One, Cl D*                    16,922          125
      Spanish Broadcasting
            System, Cl A*                 21,084          108
                                                  ------------
    Total Radio                                           293
                                                  ------------
    REAL ESTATE MANAGEMENT/SERVICES -- 0.6%
      Trammell Crow*                       7,141          251
                                                  ------------
    Total Real Estate Management/Services                 251
                                                  ------------
    RECREATIONAL CENTERS -- 0.8%
      Life Time Fitness*                   7,350          340
                                                  ------------
    Total Recreational Centers                            340
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    REINSURANCE -- 1.4%
      Aspen Insurance Holdings             8,836  $       206
      Endurance Specialty Holdings         4,942          158
      Montpelier Re Holdings               9,600          166
      Platinum Underwriters
      Holdings                             3,000           84
                                                  ------------
    Total Reinsurance                                     614
                                                  ------------
    REITS-HOTELS -- 0.6%
      Ashford Hospitality Trust           13,053          165
      DiamondRock Hospitality              5,745           85
                                                  ------------
    Total REITs-Hotels                                    250
                                                  ------------
    REITS-MORTGAGE -- 0.6%
      Gramercy Capital                     1,950           51
      HomeBanc                            12,831          102
      KKR Financial                        5,245          109
                                                  ------------
    Total REITs-Mortgage                                  262
                                                  ------------
    REITS-OFFICE PROPERTY -- 0.4%
      American Financial Realty
      Trust                               17,365          168
                                                  ------------
    Total REITs-Office Property                           168
                                                  ------------
    RESORTS/THEME PARKS -- 0.5%
      Vail Resorts*                        6,490          241
                                                  ------------
    Total Resorts/Theme Parks                             241
                                                  ------------
    RETAIL-APPAREL/SHOE -- 1.0%
      Aeropostale*                         6,020          174
      Charlotte Russe Holding*             7,550          181
      Footstar*                           19,300          100
                                                  ------------
    Total Retail-Apparel/Shoe                             455
                                                  ------------
    RETAIL-AUTO PARTS -- 0.2%
      Advance Auto Parts                   2,975           86
                                                  ------------
    Total Retail-Auto Parts                                86
                                                  ------------
    RETAIL-DISCOUNT -- 0.4%
      Citi Trends*                         4,220          180
                                                  ------------
    Total Retail-Discount                                 180
                                                  ------------
    RETAIL-JEWELRY -- 0.2%
      Tiffany                              2,980           98
                                                  ------------
    Total Retail-Jewelry                                   98
                                                  ------------
    RETAIL-PROPANE DISTRIBUTION -- 0.3%
      Star Gas Partners*                  46,500          125
                                                  ------------
    Total Retail-Propane Distribution                     125
                                                  ------------
    RETAIL-RESTAURANTS -- 0.8%
      Morton's Restaurant*                 8,700          133
      Texas Roadhouse, Cl A*              15,160          205
                                                  ------------
    Total Retail-Restaurants                              338
                                                  ------------
    RETAIL-SPORTING GOODS -- 0.3%
      Hibbett Sporting Goods*              6,249          149
                                                  ------------
    Total Retail-Sporting Goods                           149
                                                  ------------

--------------------------------------------------------------------------------
5                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    RETAIL-VIDEO RENTAL -- 0.6%
      Blockbuster, Cl A                   55,451  $       276
                                                  ------------
    Total Retail-Video Rental                             276
                                                  ------------
    SATELLITE TELECOM -- 0.3%
      Loral Space &
      Communications*                      4,800          136
                                                  ------------
    Total Satellite Telecom                               136
                                                  ------------
    SCHOOLS -- 1.9%
      ITT Educational Services*            7,060          465
      Laureate Education*                  6,500          277
      Strayer Education                    1,250          121
                                                  ------------
    Total Schools                                         863
                                                  ------------
    SCHOOLS-DAY CARE -- 0.1%
      Bright Horizons Family
         Solutions*                        1,025           39
                                                  ------------
    Total Schools-Day Care                                 39
                                                  ------------
    SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 1.1%
      Anadigics*                          52,450          352
      Hittite Microwave*                   3,512          127
                                                  ------------
      Total Semiconductor Components-Integrated
Circuits                                                  479
                                                  ------------
    SEMICONDUCTOR EQUIPMENT -- 1.4%
      Cabot Microelectronics*              4,400          134
      Credence Systems*                    5,100           18
      Entegris*                            9,670           92
      Varian Semiconductor
         Equipment Associates*            11,540          376
                                                  ------------
    Total Semiconductor Equipment                         620
                                                  ------------
    SOFTWARE TOOLS -- 0.1%
      Borland Software*                   10,976           58
                                                  ------------
    Total Software Tools                                   58
                                                  ------------
    STEEL-PRODUCERS -- 0.3%
      Carpenter Technology                 1,005          116
                                                  ------------
    Total Steel-Producers                                 116
                                                  ------------
    TELECOMMUNICATIONS EQUIPMENT -- 1.1%
      CommScope*                          15,860          498
                                                  ------------
    Total Telecommunications Equipment                    498
                                                  ------------
    TELECOMMUNICATIONS SERVICES -- 1.3%
      Cbeyond Communications*              9,550          208
      Iowa Telecommunications
         Services                          5,853          111
      NeuStar, Cl A*                       3,865          131
      Time Warner Telecom, Cl A*          10,120          150
                                                  ------------
    Total Telecommunications Services                     600
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    TELEPHONE-INTEGRATED -- 0.5%
      IDT, Cl B*                           6,800  $        94
      Valor Communications Group*         12,519          143
                                                  ------------
    Total Telephone-Integrated                            237
                                                  ------------
    TELEVISION -- 0.7%
      Sinclair Broadcast Group,
      Cl A                                35,116          301
                                                  ------------
    Total Television                                      301
                                                  ------------
    THERAPEUTICS -- 0.3%
      Theravance*                          5,735          131
                                                  ------------
    Total Therapeutics                                    131
                                                  ------------
    TRANSACTIONAL SOFTWARE -- 0.9%
      VeriFone Holdings*                  13,185          402
                                                  ------------
    Total Transactional Software                          402
                                                  ------------
    TRANSPORT-EQUIPMENT & LEASING -- 0.8%
      GATX                                 4,694          200
      Greenbrier                           4,800          157
                                                  ------------
    Total Transport-Equipment & Leasing                   357
                                                  ------------
    TRANSPORT-TRUCK -- 1.2%
      Forward Air                          3,795          155
      JB Hunt Transport Services           7,620          190
      Knight Transportation                8,920          180
                                                  ------------
    Total Transport-Truck                                 525
                                                  ------------
    TRAVEL SERVICES -- 0.2%
      Ambassadors Group                    3,415           99
                                                  ------------
    Total Travel Services                                  99
                                                  ------------
    WEB HOSTING/DESIGN -- 1.4%
      Equinix*                             6,795          373
      NIC*                                15,042          109
      Website Pros*                       13,557          139
                                                  ------------
    Total Web Hosting/Design                              621
                                                  ------------
    WIRE & CABLE PRODUCTS -- 0.7%
      General Cable*                       2,780           97
      Superior Essex*                      7,100          213
                                                  ------------
    Total Wire & Cable Products                           310
                                                  ------------
Total Common Stock (Cost $41,179)                      43,605
                                                  ------------

INVESTMENT COMPANY -- 0.4%
       INDEX FUND - SMALL CAP -- 0.4%
       iShares Russell 2000 Index Fund     2,350          169
                                                  ------------
Total Investment Company (Cost $162)                      169
                                                  ------------

--------------------------------------------------------------------------------
6                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund
June 30, 2006 (Unaudited)

                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.1%
  Morgan Stanley
     5.050%, dated 06/30/06, to
    be repurchased on 07/03/06,
    repurchase price $512,964
    (collateralized by a U.S.
    Government obligation, par
    value $1,626,819, 6.125%,
    11/15/27, total market value
    $523,006)(A)                         $   513   $      513
                                                  ------------
Total Repurchase Agreement (Cost $513)                    513
                                                  ------------

Total Investments -- 99.3% (Cost $41,854) +            44,287
                                                  ------------

Other Assets and Liabilities, Net -- 0.7%                 331
                                                  ------------

Net Assets -- 100.0 %                              $   44,618
                                                  ============

--------------------------------------------------------------------------------

* Non-income producing security.
(A) -- Tri-party repurchase agreement
B2B -- Business to Business
Cl -- Class
HMO -- Health Maintenance Organization
R&D -- Research and Development
REITs -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $41,854,269, and the unrealized appreciation and depreciation were $4,409,465 and $(1,976,039), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
7                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual TS&W Small Cap Value Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
COMMON STOCK -- 96.6%
    AEROSPACE/DEFENSE-EQUIPMENT -- 2.2%
      Curtiss-Wright                      19,400  $       599
      DRS Technologies                    17,400          848
                                                  ------------
    Total Aerospace/Defense-Equipment                   1,447
                                                  ------------
    AIRLINES -- 0.8%
      Mesa Air Group*                     55,400          546
                                                  ------------
    Total Airlines                                        546
                                                  ------------
    AUCTION HOUSE/ART DEALER -- 0.9%
      Sotheby's                           21,800          572
                                                  ------------
    Total Auction House/Art Dealer                        572
                                                  ------------
    BUILDING PRODUCTS-CEMENT/AGGREGATE -- 1.1%
      Texas Industries                    13,400          712
                                                  ------------
    Total Building Products-Cement/Aggregate              712
                                                  ------------
    BUILDING-HEAVY CONSTRUCTION -- 2.6%
      Chicago Bridge & Iron               38,900          939
      Granite Construction                17,600          797
                                                  ------------
    Total Building-Heavy Construction                   1,736
                                                  ------------
    COMMERCIAL BANKS-CENTRAL US -- 1.0%
      Wintrust Financial                  12,650          643
                                                  ------------
    Total Commercial Banks-Central US                     643
                                                  ------------
    COMMERCIAL BANKS-WESTERN US -- 2.7%
      CVB Financial                       37,456          587
      Hanmi Financial                     31,400          610
      UCBH Holdings                       38,700          640
                                                  ------------
    Total Commercial Banks-Western US                   1,837
                                                  ------------
    COMPUTER AIDED DESIGN -- 1.0%
      Ansys                               13,600          650
                                                  ------------
    Total Computer Aided Design                           650
                                                  ------------
    COMPUTER SERVICES -- 1.2%
      Perot Systems, Cl A                 55,850          809
                                                  ------------
    Total Computer Services                               809
                                                  ------------
    COMPUTERS-INTEGRATED SYSTEMS -- 1.3%
      MTS Systems                         21,500          849
                                                  ------------
    Total Computers-Integrated Systems                    849
                                                  ------------
    COMPUTERS-MEMORY DEVICES -- 1.2%
      Imation                             20,400          837
                                                  ------------
    Total Computers-Memory Devices                        837
                                                  ------------
    COMPUTERS-VOICE RECOGNITION -- 0.8%
      Talx                                25,550          559
                                                  ------------
    Total Computers-Voice Recognition                     559
                                                  ------------
    CONSUMER PRODUCTS-MISCELLANEOUS -- 0.9%
      Yankee Candle                       23,200          580
                                                  ------------
    Total Consumer Products-Miscellaneous                 580
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    DATA PROCESSING/MANAGEMENT -- 0.9%
      CSG Systems International           23,400  $       579
                                                  ------------
    Total Data Processing/Management                      579
                                                  ------------
    DECISION SUPPORT SOFTWARE -- 0.7%
      SPSS                                15,600          501
                                                  ------------
    Total Decision Support Software                       501
                                                  ------------
    DIVERSIFIED MANUFACTURING OPERATIONS -- 2.2%
      AO Smith                            19,350          897
      ESCO Technologies*                  10,700          572
                                                  ------------
    Total Diversified Manufacturing Operations          1,469
                                                  ------------
    E-SERVICES/CONSULTING -- 1.0%
      Digital Insight                     20,300          696
                                                  ------------
    Total E-Services/Consulting                           696
                                                  ------------
    ELECTRIC PRODUCTS-MISCELLANEOUS -- 1.2%
      Lamson & Sessions*                  28,300          803
                                                  ------------
    Total Electric Products-Miscellaneous                 803
                                                  ------------
    ELECTRIC-INTEGRATED -- 0.8%
      El Paso Electric                    27,900          562
                                                  ------------
    Total Electric-Integrated                             562
                                                  ------------
    ELECTRONIC COMPONENTS-MISCELLANEOUS -- 1.1%
      NAM TAI Electronics                 31,730          710
                                                  ------------
    Total Electronic Components-Miscellaneous             710
                                                  ------------
    ELECTRONIC SECURITY DEVICES -- 1.2%
      American Science
            & Engineering                 13,500          782
                                                  ------------
    Total Electronic Security Devices                     782
                                                  ------------
    ENERGY-ALTERNATE SOURCES -- 0.6%
      Headwaters                          15,100          386
                                                  ------------
    Total Energy-Alternate Sources                        386
                                                  ------------
    ENTERTAINMENT SOFTWARE -- 0.8%
      THQ                                 24,900          538
                                                  ------------
    Total Entertainment Software                          538
                                                  ------------
    FILTRATION/SEPARATION PRODUCTS -- 1.0%
      Clarcor                             22,900          682
                                                  ------------
    Total Filtration/Separation Products                  682
                                                  ------------
    FINANCE-CONSUMER LOANS -- 2.3%
      Asta Funding                        21,100          790
      World Acceptance                    21,100          750
                                                  ------------
    Total Finance-Consumer Loans                        1,540
                                                  ------------
    GAMBLING (NON-HOTEL) -- 0.7%
      Isle of Capri Casinos               18,750          481
                                                  ------------
    Total Gambling (Non-Hotel)                            481
                                                  ------------

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual TS&W Small Cap Value Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    GAS-DISTRIBUTION -- 1.3%
      Energen                             23,450  $       901
                                                  ------------
    Total Gas-Distribution                                901
                                                  ------------
    GOLD MINING -- 0.7%
      Royal Gold                          15,700          437
                                                  ------------
    Total Gold Mining                                     437
                                                  ------------
    INDUSTRIAL GASES -- 1.6%
      Airgas                              29,400        1,095
                                                  ------------
    Total Industrial Gases                              1,095
                                                  ------------
    INSURANCE BROKERS -- 1.2%
      Hilb Rogal & Hobbs                  21,100          786
                                                  ------------
    Total Insurance Brokers                               786
                                                  ------------
    MACHINERY-CONSTRUCTION & MINING -- 2.4%
      Bucyrus International, Cl A         15,300          773
      JLG Industries                      37,900          853
                                                  ------------
    Total Machinery-Construction & Mining               1,626
                                                  ------------
    MACHINERY-FARM -- 1.0%
      AGCO*                               26,700          703
                                                  ------------
    Total Machinery-Farm                                  703
                                                  ------------
    MEDICAL-HMO -- 1.1%
      Sierra Health Services              16,800          757
                                                  ------------
    Total Medical-HMO                                     757
                                                  ------------
    MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.1%
      Amedisys                            20,300          769
                                                  ------------
    Total Medical-Outpatient/Home Medical                 769
                                                  ------------
    METAL-ALUMINUM -- 0.9%
      Century Aluminum*                   17,800          635
                                                  ------------
    Total Metal-Aluminum                                  635
                                                  ------------
    OFFICE SUPPLIES & FORMS -- 1.2%
      John H. Harland                     19,000          827
                                                  ------------
    Total Office Supplies & Forms                         827
                                                  ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 4.7%
      Berry Petroleum, Cl A               24,000          795
      GMX Resources                       15,600          482
      Penn Virginia                       15,050        1,052
      Unit*                               13,900          791
                                                  ------------
    Total Oil Companies-Exploration & Production        3,120
                                                  ------------
    OIL FIELD MACHINERY & EQUIPMENT -- 0.5%
      Gulf Island Fabrication             16,200          325
                                                  ------------
    Total Oil Field Machinery & Equipment                 325
                                                  ------------
    OIL FIELD SERVICES -- 1.7%
      Universal Compression
         Holdings                         18,100        1,140
                                                  ------------
    Total Oil Field Services                            1,140
                                                  ------------

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    OIL REFINING & MARKETING -- 1.4%
      Giant Industries*                   13,800  $       918
                                                  ------------
    Total Oil Refining & Marketing                        918
                                                  ------------
    PROPERTY/CASUALTY INSURANCE -- 5.0%
      Fpic Insurance Group                16,800          651
      Philadelphia Consolidated
         Holding                          34,200        1,039
      PMA Capital, Cl A*                  59,600          614
      Selective Insurance Group           19,300        1,078
                                                  ------------
    Total Property/Casualty Insurance                   3,382
                                                  ------------
    REAL ESTATE MANAGEMENT SERVICES -- 2.1%
      Jones Lang LaSalle                  15,700        1,374
                                                  ------------
    Total Real Estate Management Services               1,374
                                                  ------------
    REITS-DIVERSIFIED -- 1.0%
      PS Business Parks                   11,400          673
                                                  ------------
    Total REITs-Diversified                               673
                                                  ------------
    REITS-HEALTH CARE -- 0.9%
      Omega Healthcare Investors          44,400          587
                                                  ------------
    Total REITs-Health Care                               587
                                                  ------------
    REITS-HOTELS -- 1.6%
      LaSalle Hotel Properties            23,900        1,107
                                                  ------------
    Total REITs-Hotels                                  1,107
                                                  ------------
    REITS-OFFICE PROPERTY -- 2.2%
      Corporate Office Properties
         Trust                            16,800          707
      Parkway Properties                  16,800          764
                                                  ------------
    Total REITs-Office Property                         1,471
                                                  ------------
    RENTAL AUTO/EQUIPMENT -- 3.1%
      Aaron Rents                         43,425        1,167
      Dollar Thrifty Automotive
      Group                               20,300          915
                                                  ------------
    Total Rental Auto/Equipment                         2,082
                                                  ------------
    RESEARCH & DEVELOPMENT -- 1.6%
      Kendle International                29,300        1,076
                                                  ------------
    Total Research & Development                        1,076
                                                  ------------
    RESORTS/THEME PARKS -- 1.1%
      Intrawest                           22,700          723
                                                  ------------
    Total Resorts/Theme Parks                             723
                                                  ------------
    RESPIRATORY PRODUCTS -- 1.1%
      Respironics                         20,900          715
                                                  ------------
    Total Respiratory Products                            715
                                                  ------------
    RETAIL-APPAREL/SHOE -- 3.8%
      Charming Shoppes*                   52,600          591
      Childrens Place Retail
      Stores                              21,600        1,297
      JOS A Bank Clothiers                26,725          641
                                                  ------------
    Total Retail-Apparel/Shoe                           2,529
                                                  ------------

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual TS&W Small Cap Value Fund
June 30, 2006 (Unaudited)

                                                     MARKET
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------
    RETAIL-CONVENIENCE STORE -- 1.4%
      Casey's General Stores              36,450  $       912
                                                  ------------
    Total Retail-Convenience Store                        912
                                                  ------------
    RETAIL-PAWN SHOPS -- 2.0%
      Cash America International          22,600          723
      Ezcorp, Cl A                        17,300          652
                                                  ------------
    Total Retail-Pawn Shops                             1,375
                                                  ------------
    RETAIL-PETROLEUM PRODUCTS -- 1.6%
      World Fuel Services                 24,200        1,106
                                                  ------------
    Total Retail-Petroleum Products                     1,106
                                                  ------------
    RETAIL-RESTAURANTS -- 1.0%
      Jack in the Box                     16,500          647
                                                  ------------
    Total Retail-Restaurants                              647
                                                  ------------
    S&L/THRIFTS-EASTERN US -- 0.4%
      WSFS Financial                       4,800          295
                                                  ------------
    Total S&L/Thrifts-Eastern US                          295
                                                  ------------
    STEEL-PRODUCERS -- 2.4%
      Olympic Steel                       22,900          811
      Schnitzer Steel Industries,
      Cl A                                22,700          805
                                                  ------------
    Total Steel-Producers                               1,616
                                                  ------------
    TELECOMMUNICATIONS EQUIPMENT -- 2.4%
      CommScope                           23,700          744
      Comtech Telecommunications          28,450          833
                                                  ------------
    Total Telecommunications Equipment                  1,577
                                                  ------------
    TRANSACTIONAL SOFTWARE -- 1.5%
      Transaction Systems
      Architects                          24,000        1,000
                                                  ------------
    Total Transactional Software                        1,000
                                                  ------------
    TRANSPORT-EQUIPMENT & LEASING -- 1.9%
      GATX                                30,400        1,292
                                                  ------------
    Total Transport-Equipment & Leasing                 1,292
                                                  ------------
    TRANSPORT-MARINE -- 1.4%
      Kirby*                              24,000          948
                                                  ------------
    Total Transport-Marine                                948
                                                  ------------
    TRANSPORT-SERVICES -- 1.3%
      Bristow Group*                      24,200          871
                                                  ------------
    Total Transport-Services                              871
                                                  ------------
    TRANSPORT-TRUCK -- 1.5%
      Celadon Group                       46,425        1,023
                                                  ------------
    Total Transport-Truck                               1,023
                                                  ------------
    VETERINARY DIAGNOSTICS -- 1.3%
      VCA Antech                          26,600          849
                                                  ------------
    Total Veterinary Diagnostics                          849
                                                  ------------
Total Common Stock (Cost $45,240)                      64,775
                                                  ------------

                                    SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
INVESTMENT COMPANY -- 0.9%
       INDEX FUND - SMALL CAP -- 0.9%
       iShares Russell 2000 Value
         Index Fund                      $ 8,900   $      644
                                                  ------------
Total Investment Company (Cost $604)                      644
                                                  ------------

REPURCHASE AGREEMENT -- 1.9%
  Morgan Stanley
     5.050%, dated 06/30/06, to
    be repurchased on 07/03/06,
    repurchase price $1,278,046
    (collateralized by a U.S.
    Government obligation, par
    value $1,360,000, 5.000%,
    12/21/15, total market value
    $1,306,022)(A)                       $ 1,278        1,278
                                                  ------------
Total Repurchase Agreement (Cost $1,278)                1,278
                                                  ------------

Total Investments -- 99.4% (Cost $47,122) +            66,697
                                                  ------------

Other Assets and Liabilities, Net -- 0.6%                 383
                                                  ------------

Net Assets -- 100.0%                               $   67,080
                                                  ============

--------------------------------------------------------------------------------

* Non-income producing security.
(A) -- Tri-party repurchase agreement
Cl -- Class
HMO -- Health Maintenance Organization
REITs -- Real Estate Investment Trusts
S&L -- Savings and Loan
Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $47,154,210, and the unrealized appreciation and depreciation were $20,777,501 and $(1,234,303), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
3                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Cash Reserves Fund
June 30, 2006 (Unaudited)

                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 19.2%
    Anz Delaware
      4.810%, 01/29/07                    $  600      $   600
    Bank of America
      5.210%, 04/19/07                       500          500
    Barclays Bank
      5.500%, 06/18/07                       500          500
    BNP Paribas Finance
      5.330%, 04/30/07                       500          500
    Credit Suisse
      4.535%, 10/17/06                       600          600
    Deutsche Bank Financial
      4.940%, 02/06/07                       350          350
    HBOS Treasury Services
      4.840%, 01/30/07                       600          600
    State Street Bank
      5.299%, 12/15/06 (A)                 1,000        1,000
    Svenska Handels
      4.810%, 12/27/06                       700          700
    Wells Fargo Bank
      5.090%, 03/29/07                       700          700
    Westdeutsche
      3.970%, 07/14/06                       800          800
                                                  ------------
Total Certificates of Deposit (Cost $6,850)             6,850
                                                  ------------

COMMERCIAL PAPER -- 46.3% (B)
    Chariot Funding
      5.100%, 07/10/06                       700          699
    Clipper Receivables
      5.120%, 07/12/06                       700          699
    Fairway Finance
      5.170%, 04/17/06                       700          698
    General Electric Capital
      4.970%, 07/05/06                     1,000        1,099
    Greyhawk Funding
      5.260%, 07/19/06                       700          698
    JP Morgan Chase
      5.338%, 07/17/06                       600          599
    Jupiter Securitization
      5.110%, 07/11/06                       700          699
    Merrill Lynch
      5.260%, 07/06/06                       700          700
    Metlife Funding
      5.250%, 07/24/06                     1,000          997
    Mont Blanc
      5.050%, 07/07/06                       700          700
    Morgan Stanley
      5.536%, 07/14/06                       700          699
    National Rural Utilities
      5.240%, 07/21/06                     1,000          997
    Old Line Funding
      5.290%, 07/20/06                       700          698
    Park Avenue
      5.210%, 07/17/06                       700          698
    Pitney Bowes
      5.280%, 07/06/06                       779          779
    Preferred Receivable Funding
      5.170%, 07/10/06                       700          699

                                        FACE          MARKET
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------

COMMERCIAL PAPER -- CONTINUED
    Schlumberger
      5.280%, 07/10/06                   $ 1,000      $   999
    Total Capital
      5.328%, 07/05/06                     1,000          999
    United Health Group
      5.020%, 07/07/06                     1,000          999
    Windmill Funding
      5.050%, 07/07/06                       700          699
    Yorktown Capital
      5.220%, 07/17/06                       700          698
                                                  ------------
Total Commercial Paper (Cost $16,552)                  16,552
                                                  ------------

CORPORATE BONDS -- 6.6%
    Allstate
      5.447%, 09/22/06 (A)                   700          700
    Credit Suisse First Boston
      4.790%, 01/24/07                       400          400
    IMT, 144A
      5.163%, 05/25/11 (A)                   295          295
    Mound Financing, 144A
      5.116%, 05/08/07 (A)                   180          180
    Perma
      5.140%, 03/10/07 (A)                   360          360
    Royal Bank Scotland
      4.815%, 01/18/07                       450          450
                                                  ------------
Total Corporate Bonds (Cost $2,385)                     2,385
                                                  ------------

U.S. GOVERNMENT BONDS -- 4.5%
    FNMA
      4.000%, 08/08/06                     1,000        1,000
      3.250%, 07/31/06                       600          599
                                                  ------------
Total U.S. Government Bonds (Cost $1,599)               1,599
                                                  ------------

REPURCHASE AGREEMENT -- 23.2%
  Deutsche Bank, 5.200%, dated
    06/30/06, to be repurchased
    on 07/03/06, repurchase price
    $8,303,597 (collateralized by
    a U.S. Government obligation,
    par value $8,871,195, 5.190%,
    04/15/46, total market value
    $8,466,001)(C)                         8,300        8,300
                                                  ------------
Total Repurchase Agreement (Cost $8,300)                8,300
                                                  ------------

Total Investments -- 99.8% (Cost $35,686) +            35,686
                                                  ------------

Other Assets and Liabilities, Net -- 0.2%                  61
                                                  ------------

Net Assets -- 100.0%                               $   35,747
                                                  ============

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Cash Reserves Fund
June 30, 2006 (Unaudited)

--------------------------------------------------------------------------------

144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under Sections 3a-4 or 4(2) of the Securities Act of 1933, as amended or Rule 144A thereunder, and may be sold only to dealers in that program or other accredited investors. On June 30, 2006, the value of these securities amounted to $475 (000), representing 1.33% of the net assets of the Fund.

(A) -- Floating rate security, The rate shown is the rate in effect as of June 30. 2006.
(B) -- Discount Note. The rate reflected is the effective yield at the time of purchase.
(C)    -- Tri-party repurchase agreement
FNMA -- Federal National Mortgage Association
Cost figures are shown with "000's" omitted.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund
June 30, 2006 (Unaudited)

                                   FACE         MARKET
DESCRIPTION                    AMOUNT (000)   VALUE (000)
---------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 37.6%
    FHLMC TBA
      5.500%, 07/01/36          $ 1,025         $  984
    FNMA TBA
      6.500%, 07/01/36              350            352
      5.000%, 07/01/21              500            481
      5.000%, 07/01/36              725            678
      4.500%, 07/01/21              450            425
                                               --------
Total U.S. Government Mortgage-Backed
   Obligations (Cost $2,939)                     2,920
                                               --------
COMMERCIAL MORTGAGES -- 16.9%
    Banc of America Commercial
      Mortgage CMBS, Ser
      2000-1,   Cl A1A
      7.109%, 11/15/31               27             28
    Bank of America Commercial
      Mortgage CMBS, Ser 2005-2,
      Cl A1
      4.041%, 07/10/43               65             64
    Bear Stearns Commercial
      Mortgage Securities CMBS,
      Ser 1999-WF2, Cl A2
      7.080%, 06/15/09               75             77
    Bear Stearns Commercial
      Mortgage Securities CMBS,
      Ser 2004-PWR5, Cl A1
      3.762%, 07/11/42               77             75
    Commercial and Mortgage Loan
      CMBS, Ser 1999-1, Cl A2
      6.455%, 09/15/08               65             65
    Commercial and Mortgage Loan
      CMBS, Ser 2004-LB4A, Cl A1
      3.566%, 10/15/37               58             56
    DLJ Commerical Mortgage CMBS,
      Ser 2000-CF1, Cl A4
      8.020%, 06/10/33               50             54
    First Union National Bank
      Commercial Mortgage CMBS,
      Ser 2000-C2, Cl A1
      6.940%, 10/15/32               49             49
    GE Capital Commercial
      Mortgage CMBS, Ser 2004-C3,
      Cl A1
      3.752%, 07/10/39               61             59
    GE Mortgage Securities CMBS,
      Ser 1998-C1, Cl B
      6.970%, 10/18/30               75             77
    JPMorgan Chase Commercial
      Mortgage
      CMBS,
      Ser 2004-CB9, Cl A1
      3.475%, 06/12/41               67             64
    JPMorgan Chase Commercial
      Mortgage
      CMBS,
      Ser 2005-CB13, Cl A1
      3.635%, 01/12/43               37             35
    JPMorgan Commercial Mortgage
      Finance
      CMBS,
      Ser 1998-C6, Cl B
      6.735%, 01/15/30              50              51
    Lehman Brothers Commercial
      Mortgage Trust
      CMBS,           Ser
      1999-C1, Cl A2
      6.780%, 12/15/30               75             77

                                   FACE         MARKET
DESCRIPTION                    AMOUNT (000)   VALUE (000)
---------------------------------------------------------
COMMERCIAL MORTGAGES -- CONTINUED
    Lehman Brothers-UBS
      Commercial Mortgage Trust
      CMBS, Ser 2001-C2, Cl A2
      6.653%, 11/15/27          $    80        $    83
    Lehman Brothers-UBS
      Commercial Mortgage Trust
      CMBS, Ser 2002-C7, Cl A2
      3.899%, 12/15/26               25             24
    Morgan Stanley Capital CMBS,
      Ser 1998-HF1, Cl C
      6.750%, 03/15/30              125            127
    Morgan Stanley Capital CMBS,
      Ser 2005-HQ7, Cl A1
      3.864%, 11/14/42               37             36
    Morgan Stanley Dean Witter
      Capital CMBS, Ser
      2000-LIF2, Cl A1
      6.960%, 10/15/33               15             15
    Mortgage Capital Funding I
      CMBS, Ser 1998-MC1, Cl C
      6.947%, 01/18/08              100            102
    Nationslink Funding
      Corporation CMBS, Ser
      1999-1, Cl A2
      6.316%, 11/20/08               18             18
    Wachovia Bank Commercial
      Mortgage Trust
      CMBS,           Ser
      2005-C20, Cl AMFX
      5.179%, 07/15/42               80             75
                                               --------
Total Commercial Mortgages (Cost $1,346)         1,312
                                               --------

ASSET-BACKED SECURITIES -- 22.4%
      AUTO & TRANSPORTATION -- 2.5%
    Chase Manhattan Auto Owner
      Trust, Ser 2003-A, Cl A4
      2.060%, 12/15/09               42             41
    Harley-Davidson Motorcycle
      Trust, Ser 2002-1, Cl A2
      4.500%, 01/15/10               30             30
    Harley-Davidson Motorcycle
      Trust, Ser 2003-1, Cl A2
      2.630%, 11/15/10               43             42
    Harley-Davidson Motorcycle
      Trust, Ser 2003-3, Cl B
      2.280%, 05/15/11               23             22
    WFS Financial Owner Trust,
       Ser 2005-2, Cl A3
      4.170%, 12/17/07               60             59
                                               --------
                                                   194
                                               --------
      CREDIT CARD -- 2.4%
    MBNA Credit Card Master Note
      Trust, Ser 2001-C3, Cl C3
      6.550%, 12/15/08               40             40
    Metris Master Trust, Ser
      2002-4, Cl A
      5.647%, 05/20/11              150            150
                                               --------
                                                   190
                                               --------

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund
June 30, 2006 (Unaudited)

                                   FACE         MARKET
DESCRIPTION                    AMOUNT (000)   VALUE (000)
---------------------------------------------------------
ASSET-BACKED SECURITIES -- CONTINUED
      EQUIPMENT -- 2.2%
    Aircraft Certificate Owner
      Trust, Ser 2003-1A, Cl D,
      144A
      6.455%, 09/20/22          $    75        $    74
    Aircraft Certificate Owner
      Trust, Ser 2003-1A, Cl C
      5.551%, 09/20/22                5              5
    CNH Equipment
      Trust,
      Ser 2003-A, Cl A4B
      2.570%, 09/15/09               23             22
    John Deere Owner
      Trust,
      Ser 2003-A, Cl A4
      2.440%, 06/15/10               70             69
                                               --------
                                                   170
                                               --------
      HOME EQUITY LOANS -- 8.1%
    Centex Home Equity, Ser
      2005-C, Cl AV2
      5.473%, 06/25/35              100            100
    Chase Funding Mortgage Loan
      Association, Ser 2003-4, Cl
      1A3
      2.734%, 09/25/24                1              1
    CIT Group Home Equity Loan
      Trust, Ser 2002-1, Cl AF5
      6.710%, 05/25/31               10             10
    Countrywide Asset Backed
      Certificates, Ser 2003-5,
      Cl MF2
      5.959%, 11/25/33              100             99
    Equivantage Home Equity Loan
      Trust, Ser 1996-3, Cl A3
      7.700%, 09/25/27               15             15
    GEWMC, Ser 2005-1, Cl A2A
      5.443%, 10/25/35               67             67
    Indymac Home Equity
      Loan, Ser
      2001-A, Cl AF6
      6.537%, 11/25/30                9              9
    Long Beach Mortgage Loan
      Trust, Ser 2004-1, Cl A3
      5.623%, 02/25/34                2              2
      Popular ABS Mortgage Pass
      Through Trust, Ser
      2005-3,Cl AF1
      3.310%, 07/25/35               45             45
    Renaissance Home Equity Loan,
      Ser 2005-2, Cl AV1
      5.413%, 07/25/35               42             43
    Residential Asset Mortgage
      Products, Ser 2004-RS4, Cl
      AI3
      4.003%, 01/25/30               68             67
    Residential Asset
      Securities, Ser
      2001-KS2,  Cl AI5
      7.014%, 06/25/32               45             45
    Residential Asset
      Securities, Ser
      3002-KS3, Cl AI6
      5.960%, 09/25/31               38             38
    Structured Asset Investment
      Loan, Ser 2003-BC3, Cl M2
      7.273%, 04/25/33               75             75
    Terwin Mortgage
      Trust,
      Ser 2004-1HE, Cl A1
      5.833%, 02/25/34               13             13
                                               --------
                                                   629
                                               --------

                                   FACE         MARKET
DESCRIPTION                    AMOUNT (000)   VALUE (000)
---------------------------------------------------------

ASSET-BACKED SECURITIES -- CONTINUED
      INFRASTRUCTURE -- 1.4%
    California
      Infrastructure,
      Ser 1997-1, Cl A6
      6.380%, 09/25/08          $     8        $     8
    Comed Transitional Funding
      Trust, Ser 1998-1, Cl A6
      5.630%, 06/25/09               28             28
    PP&L Transition Bond Company,
      Ser 1999-1, Cl A8
      7.150%, 06/25/09               25             26
    TXU, Ser 2004-1, Cl A2
      4.810%, 11/17/14               50             48
                                               --------
                                                   110
                                               --------
      OTHER -- 3.8%
    Long Beach Mortgage Loan
      Trust, Ser 2006-WL3, Cl 2A2
      5.231%, 01/25/36              155            155
    Oil And Gas Royalty
      Trust, Ser
      2005-1A, Cl A
      5.090%, 07/28/12              140            137
                                               --------
                                                   292
                                               --------
      STUDENT LOANS -- 2.0%
    SLMA, Ser 2002-5, Cl A4L
      5.479%, 09/17/18               65             66
    SLMA, Ser 2002-7, Cl A4
      5.509%, 09/15/17               92             93
                                               --------
                                                   159
                                               --------
Total Asset-Backed Securities (Cost $1,757)      1,744
                                               --------

MORTGAGE RELATED -- 13.3%
    Bank of America
      CMO,
      Ser 2001-PB1, Cl A2
      5.787%, 05/11/35               49             49
    Countrywide Asset-Backed
      Certificates, Ser 2005-7,
      Cl AF6
      4.693%, 11/25/35               38             35
    Countrywide Home Loans CMO,
      Ser 2004-HYB6, Cl A2
      4.724%, 11/20/34               94             92
    Crusade Global Trust
      CMO,             Ser
      2003-2, Cl A
      4.076%, 09/18/34               93             93
    Fannie Mae Whole Loan
      4.559%, 01/31/21               18             18
    Fannie Mae, Ser 2006-5, Cl 2A2
      5.463%, 02/25/35               95             95
    GE Dealer Floorplan
      5.345%, 04/20/11              120            120
    IXIS, Ser 2006-HE2, Cl A1
      5.383%, 08/25/36               68             68
    JP Morgan Mortgage
      Acquisition, Ser 2006-CW1,
      Cl A2
      5.133%, 07/25/28              112            112
    MLCC lMortgage Investors CMO,
      Ser 2005-A, Cl A1
      5.553%, 03/25/30               67             67

--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund
June 30, 2006 (Unaudited)

                                   FACE         MARKET
DESCRIPTION                    AMOUNT (000)   VALUE (000)
---------------------------------------------------------
MORTGAGE RELATED -- CONTINUED
    People's Choice Home Loan
      Securities Trust, Ser
      2005-1,
       Cl 1A2
      5.593%, 10/25/31          $    84        $    84
    RAAC, Ser 2006-SP2, Cl A1
      5.393%, 02/25/36               89             89
    Securitized Asset Backed
      Receivables
      5.383%, 03/25/36               50             50
    Washington Mutual
      CMO, Ser
      2005-AR2, Cl 2A22
      5.543%, 01/25/45               65             65
                                               --------
Total Mortgage Related (Cost $1,037)             1,037
                                               --------

CORPORATE BONDS -- 19.3%
    America Movil
      5.500%, 03/01/14               80             74
    America West Airlines, Ser
      2001-1
      7.100%, 04/02/21               80             83
    American Airlines
      7.250%, 02/05/09              150            150
    AOL Time Warner
      6.875%, 05/01/12               60             62
    Berkley
      5.600%, 05/15/15               50             47
    Brasil Telecom
      9.375%, 02/18/14               80             85
    Chartered Semiconductor
      5.750%, 08/03/10               60             58
    Delta Air Lines, Ser 2002-1
      6.417%, 07/02/12               25             25
    Embarq
      6.738%, 06/01/13               60             60
    Endurance Specialty Holdings
      6.150%, 10/15/15               30             28
    Falconbridge
      8.375%, 02/15/11               50             54
    Gazprom International Eurobond
      7.201%, 02/01/20               40             40
    Glitnir Banki, 144A
      4.750%, 10/15/10               30             29
    Harrahs Operating
      5.500%, 07/01/10               60             59
    Istar Financial
      5.650%, 09/15/11               75             73
    Kaupthing Bank, 144A
      7.125%, 05/19/16              100            100
    Liberty Media
      5.700%, 05/15/13               50             45
    Northwest Airlines, Ser
      2002-1,   Cl G2
      6.264%, 11/20/21               72             72
    PSE&G Power
      7.750%, 04/15/11               60             64
    Residential Capital
      6.000%, 02/22/11               75             73
    Simon Property Group
      5.100%, 06/15/15               50             46
    Superior Wholesale
        Inventory Financing
      Trust,
        Ser 2004-A9, Cl A
      5.249%, 05/15/09              117            117

                                   FACE         MARKET
DESCRIPTION                    AMOUNT (000)   VALUE (000)
---------------------------------------------------------
CORPORATE BONDS -- CONTINUED
    Viacom Incorporated, 144A
      5.750%, 04/30/11          $    60        $    60
                                               --------
Total Corporate Bonds (Cost $1,518)              1,504
                                               --------

U.S. TREASURY OBLIGATIONS -- 3.7%
    U.S. Treasury Bill (A)(B)
      4.777%, 09/14/06                4              4
    U.S. Treasury Bonds
      5.375%, 02/15/31               70             71
         5.125%, 05/15/16           213            213
                                               --------
Total U.S. Treasury Obligations (Cost $290)        288
                                               --------

REPURCHASE AGREEMENT -- 23.5%
  Morgan Stanley
     5.050%, dated 06/30/06, to
    be repurchased on 07/03/06,
    repurchase price $1,828,358
    (collateralized by a U.S.
    Government obligation, par
    value $5,798,471, 6.125%,
    11/15/27, total market value
    $1,864,150)(C)                1,828          1,828
                                               --------
Total Repurchase Agreement (Cost $1,828)         1,828
                                               --------

Total Investments -- 136.7% (Cost $10,715) +    10,633
                                               --------

Other Assets and Liabilities, Net -- (36.7%)    (2,856)
                                               --------

Net Assets -- 100.0%                           $ 7,777
                                               ========

--------------------------------------------------------------------------------
3                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund
June 30, 2006 (Unaudited)

--------------------------------------------------------------------------------

144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under Sections 3a-4 or 4(2) of the Securities Act of 1933, as amended or Rule 144A thereunder, and may be sold only to dealers in that program or other accredited investors. On June 30, 2006, the value of these securities amounted to $263,000, representing 3.38% of the net assets of the Fund.

(A) -- Security has been pledged as collateral for open futures contracts.
(B) -- The rate shown represents the security's effective yield at time of purchase.
(C) -- Tri-party repurchase agreement
ABS -- Asset-Backed Security
Cl -- Class
CMBS -- Commercial Mortgage-Backed Security
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
Ser -- Series
SLMA -- Student Loan Marketing Association
TBA -- Security traded under delayed delivery commitments settling after June 30, 2006.
   Income on this security will not be
   earned until settle date.

Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $10,714,635, and the unrealized appreciation and depreciation were $20,259 and $(102,266), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

FUTURES CONTRACTS -- The Fund utilizes futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Fund deposits securities for the initial margin with the custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility a change in the value of the contract may not correlate with changes in the value of the underlying instruments. Second, it is possible that the lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.

The Fund had the following futures contracts open as of June 30, 2006:

                                                                Unrealized
Contract                        Number of       Expiration    Appreciation
Description                     Contracts          Date           (000)
--------------------------------------------------------------------------------
U.S. Ten Year Note -- Short         (2)          Sept-2006          $ 1
                                                                    ---

--------------------------------------------------------------------------------
4                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Short Term Fixed Income Fund
June 30, 2006 (Unaudited)

                                 FACE         MARKET
DESCRIPTION                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
COMMERCIAL MORTGAGES -- 22.0%
    Bear Stearns Commercial
      Mortgage
      CMBS,
      Ser 2001-TOP4, Cl A1
      5.060%, 11/15/16          $ 3,325        $ 3,280
    Bear Stearns Commercial
      Mortgage CMBS, Ser
      2003-T12, Cl A1
      2.960%, 08/13/39            3,309          3,186
    Bear Stearns Commercial
      Mortgage
      CMBS,
      Ser 2004-PWR3, Cl A1
      3.236%, 02/11/41            8,075          7,697
    CCS First Boston Mortgage
      Securities
      CMBS,
      Ser 2003-CK2, Cl A1
      3.006%, 03/15/36            3,136          3,036
    CS First Boston Mortgage
      Securities CMBS, Ser
      2004-C1, Cl A1
      2.254%, 01/15/37            1,215          1,185
    JPMorgan Chase Commercial
      Mortgage
      CMBS,
      Ser 2006-CB14, Cl A1
      3.845%, 12/12/44            2,404          2,312
    LB-UBS Commercial Mortgage
      Trust CMBS, Ser
      2003-C3,       Cl A1
      2.599%, 05/15/27            4,692          4,504
    LB-UBS Commercial Mortgage
      Trust CMBS, Ser
      2004-C1,       Cl A1
      2.964%, 01/15/29            7,327          7,003
    Merrill Lynch Mortgage Trust
      CMBS, Ser 2002-MW1, Cl A2
      4.929%, 07/12/34            7,000          6,941
    Prudential Mortgage Capital
      Funding
      CMBS,
      Ser 2001-ROCK, Cl A1
      6.232%, 05/10/34            5,553          5,601
    Wachovia Bank Commercial
      Mortgage
      CMBS,
      Ser 2004-C10, Cl A1
      3.065%, 02/15/41            6,341          6,072
                                               --------
Total Commercial Mortgages (Cost $52,073)       50,817
                                               --------

MORTGAGE RELATED -- 29.8%
    Bank of America Mortgage
      Securities PAC
      CMO,             Ser
      2004-3, Cl 2A14
      4.500%, 04/25/34               64             62
    Countrywide Asset-Backed
      Security
      6.250%, 06/25/36            5,000          5,011
    Countrywide Home Loans CMO,
      Ser 2004-13, Cl 2A17
      5.750%, 08/25/34            4,823          4,769
    Fannie Mae Whole
      Loan,           Ser
      2001-W4, Cl AF5
      6.110%, 02/25/32            1,078          1,074
    First Horizon Alternative
      Mortgage CMO, Ser 2004-AA4,
      Cl A1
      5.398%, 10/25/34            4,989          4,926

                                 FACE         MARKET
DESCRIPTION                  AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
MORTGAGE RELATED -- CONTINUED
    Granite Mortgages
      CMO,          Ser 2004-3,
      Cl 1A3
      5.510%, 09/20/44          $ 4,435        $ 4,437
    GSR Mortgage Loan Trust CMO,
      Ser 2004-12, Cl 3A3
      4.440%, 12/25/34            9,994          9,857
    MLCC Mortgage Investors CMO,
      Ser 2004-1, Cl 1A
      4.647%, 12/25/34            7,081          7,068
    Residential Funding Mortgage
      Securitues CMO, Ser
      2004-S6, Cl 1A4
      5.500%, 06/25/34            6,169          6,084
    Sequoia Mortgage Trust CMO,
      Ser 2004-12, Cl A1
      5.537%, 01/20/35            2,516          2,519
    Sequoia Mortgage Trust CMO,
      Ser 2004-9, Cl A2
      5.420%, 10/20/34            3,921          3,923
    Structured Asset Securities
      CMO, Ser 2002-21A, Cl 4A1
      5.150%, 11/25/32            3,433          3,414
    Structured Asset Securities
      CMO, Ser 2004-21XS, Cl 2A2
      3.590%, 12/25/34            8,430          8,331
    Wells Fargo Mortgage Backed
      Securities PAC CMO,
        Ser 2002-18, Cl 2A4
      6.000%, 12/25/32            2,242          2,203
    Wells Fargo Mortgage Backed
      Securities, Ser
      2005-AR3, Cl
      2A1
      4.186%, 03/25/35            5,077          4,952
                                               --------
Total Mortgage Related (Cost $69,344)           68,630
                                               --------

ASSET-BACKED SECURITIES -- 23.0%
      AUTO & TRANSPORTATION -- 4.4%
    Carmax Auto Owner Trust ABS,
      Ser 2003-2, Cl A4
      3.070%, 10/15/10           10,000          9,842
    GE Corporate Aircraft
      Financing, Ser 1A, Cl A1
      5.170%, 08/25/11              434            430
                                               --------
                                                10,272
                                               --------
      CREDIT CARD -- 4.3%
    Providian Gateway Master
      Trust, Ser 2004-EA, Cl A,
      144A
      5.329%, 11/15/11           10,000         10,024
                                               --------
      HOME EQUITY LOANS -- 6.8%
    Ameriquest Mortgage
      Securities, Ser 2003-5I, Cl
      A4I
      4.272%, 07/25/33            1,084          1,065
    EQCC Trust, Ser 2002-1, Cl 2A
      5.623%, 11/25/31              742            742
    GMAC Mortgage Corporation
      Loan, Ser 2003-HE2, Cl A2
      3.140%, 06/25/25              310            309
    GSAA Home Equity
      Trust,         Ser 2005-12,
      Cl AV1
      5.450%, 09/25/35            2,094          2,093

--------------------------------------------------------------------------------
1                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Short Term Fixed Income Fund
June 30, 2006 (Unaudited)

                                 FACE         MARKET
DESCRIPTION                  AMOUNT (000)   VALUE (000)
-------------------------------------------------------
      HOME EQUITY LOANS -- CONTINUED
    Ixis Real Estate Capital
      Trust, Ser
      2004-HE4, Cl A3
      5.421%, 02/25/35          $ 3,519        $ 3,521
    Residential Asset
      Securities, Ser
      2003-KS1, Cl A1
      5.730%, 01/25/33            1,877          1,879
    Residential Funding Mortgage
      Securities, Ser 2003-HI3,
      Cl AI4
      4.670%, 06/25/18            6,033          5,978
                                               --------
                                                15,587
                                               --------
      OTHER -- 7.5%
    First Horizon
      Trust,
      Ser 2004-HE3, Cl A
      5.610%, 10/25/34            3,551          3,562
    GMAC Mortgage Corporation
      Loan, Ser 2002-HE1, Cl A2
      5.560%, 01/25/29            5,016          5,024
    Long Beach Mortgage Loan
      Trust, Ser 2006-WL3, Cl 2A1
      5.160%, 01/25/36            3,630          3,631
    Oil And Gas Royalty
      Trust, Ser
      2005-1A, Cl A
      5.090%, 07/28/12            5,139          5,031
                                               --------
                                                17,248
                                               --------
Total Asset-Backed Securities (Cost $53,441)    53,131
                                               --------

CORPORATE BOND -- 14.3%
    Capital One Financial
      8.750%, 02/01/07            5,000          5,082
    General Electric Capital
      MTN,           Ser A
      4.125%, 09/01/09            5,000          4,789
    Rosyln Bancorp
      5.750%, 11/15/07            3,000          2,975
    SBC Communications Capital
      MTN, Ser E
      7.000%, 10/01/12            5,000          5,076
    Southwest Gas MTN, Ser A
      6.890%, 09/24/07            5,000          5,050
    Southwestern Bell Telephone
      6.625%, 07/15/07            5,000          5,039
    Unitrin
      5.750%, 07/01/07            5,000          4,978
                                               --------
Total Corporate Bond (Cost $33,941)             32,989
                                               --------

U.S TREASURY OBLIGATION -- 5.1%
    U.S. Treasury Note
      4.250%, 11/30/07           12,000         11,842
                                               --------
Total U.S. Treasury Obligation (Cost $11,967)   11,842
                                               --------

                                 FACE         MARKET
DESCRIPTION                  AMOUNT (000)   VALUE (000)
-------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 12.5% FNMA
      5.500%, 08/01/17          $ 4,373        $ 4,293
    FNMA TBA
      6.000%, 07/01/36            5,000          4,920
      5.500%, 07/01/21           20,000         19,625
                                               --------
Total U.S. Government Mortgage-Backed
   Obligations (Cost $29,103)                   28,838
                                               --------

REPURCHASE AGREEMENT -- 3.6%
  UBS Warburg, LLC
     5.150%, dated 06/30/06, to
    be repurchased on 07/03/06,
    repurchase price $8,384,632
    (collateralized by a U.S.
    Government obligation, par
    value $9,140,000, 4.625%,
    05/01/13, total market value
    $8,551,658)(A)                8,381          8,381
                                               --------
Total Repurchase Agreement (Cost $8,381)         8,381
                                               --------

Total Investments -- 110.3% (Cost $258,250) +  254,628
                                               --------

Other Assets and Liabilities, Net -- (10.3)%   (23,881)
                                               --------

Net Assets -- 100.0%                          $230,747
                                              =========

-----------------------------------------------------------------

144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under Sections 3a-4 or 4(2) of the Securities Act of 1933, as amended or Rule 144A thereunder, and may be sold only to dealers in that program or other accredited investors. On June 30, 2006, the value of this security was $10,024 (000), representing 4.34% of the net assets of the Fund.

(A) -- Tri-party repurchase agreement
ABS -- Asset-Backed Security
Cl -- Class
CMBS -- Commercial Mortgage-Backed Security
CMO -- Collateralized Mortgage Obligation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium-Term Note
Ser -- Series
TBA -- Security traded
   under delayed delivery
   commitments settling after June 30, 2006. Income on this security will not be earned until settle date.

Cost figures are shown with "000's" omitted.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $258,250,271, and the unrealized appreciation and depreciation were $70,186 and $(3,692,668), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
2                 Old Mutual Advisor Funds II / Quarterly Report / June 30, 2006

ITEM 2.   CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Advisor Funds II (the "registrant") as of a date within 90 days of the filing date of this report, the registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant's management, including the registrant's PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

 (b) During the quarter ended June 30, 2006, there has been no change in the registrant's internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Attached hereto as Exhibit EX-99.CERT.



--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Old Mutual Advisor Funds II


By: /s/ David J. Bullock
-------------------------------------
David J. Bullock, President


Date: August 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David J. Bullock
----------------------------------------------
David J. Bullock, Principal Executive Officer

Date: August 25, 2006


By: /s/ Mark E. Black
------------------------------------------------
Mark E. Black, Principal Financial Officer

Date: August 25, 2006


* Print the name and title of each signing officer under his or her signature.